Quarterly Holdings Report
for
Fidelity® Series Total Market Index Fund
May 31, 2022
STX-NPRT1-0722
1.9892983.103
Common Stocks - 99.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 8.0%
Diversified Telecommunication Services - 1.0%
Anterix, Inc. (a)	20,060	858,367
AST SpaceMobile, Inc. (a)(b)	43,262	359,940
AT&T, Inc.	7,968,285	169,644,788
ATN International, Inc.	11,429	503,905
Bandwidth, Inc. (a)	24,736	520,445
Cogent Communications Group, Inc.	46,890	2,831,687
Consolidated Communications Holdings, Inc. (a)	76,327	505,285
Cuentas, Inc. (a)(b)	11,438	7,518
EchoStar Holding Corp. Class A (a)(b)	43,092	1,035,501
Frontier Communications Parent, Inc. (a)	231,593	6,005,206
Globalstar, Inc. (a)(b)	735,663	1,029,928
IDT Corp. Class B (a)	18,580	512,065
Iridium Communications, Inc. (a)	146,334	5,430,455
Liberty Global PLC:
Class A (a)	128,494	3,124,974
Class C (a)	438,517	11,142,717
Liberty Latin America Ltd.:
Class A (a)	37,031	352,165
Class C (a)	233,686	2,222,354
Lumen Technologies, Inc. (b)	1,027,329	12,574,507
Nextplat Corp. (a)	4,554	10,338
Ooma, Inc. (a)	23,168	325,279
Radius Global Infrastructure, Inc. (a)	78,093	1,163,586
Verizon Communications, Inc.	4,679,563	240,014,786
		460,175,796
Entertainment - 1.2%
Activision Blizzard, Inc.	868,397	67,630,758
AMC Entertainment Holdings, Inc. Class A (a)(b)	574,613	8,239,950
Ballantyne of Omaha, Inc. (a)	17,326	50,592
Chicken Soup For The Soul Entertainment, Inc. (a)(b)	9,249	61,413
Cinedigm Corp. (a)(b)	147,471	103,392
Cinemark Holdings, Inc. (a)(b)	117,910	2,002,112
CuriosityStream, Inc. Class A (a)(b)	29,764	44,944
Dolphin Entertainment, Inc. (a)(b)	5,671	21,720
Electronic Arts, Inc.	313,432	43,457,347
Gaia, Inc. Class A (a)	13,289	69,103
Grom Social Enterprises, Inc. (a)	12,514	9,322
Lions Gate Entertainment Corp.:
Class A (a)(b)	106,283	1,087,275
Class B (a)	93,244	875,561
Live Nation Entertainment, Inc. (a)	151,203	14,371,845
LiveOne, Inc. (a)	71,440	60,010
Madison Square Garden Entertainment Corp. (a)(b)	28,451	1,928,693
Madison Square Garden Sports Corp. (a)	19,993	3,276,053
Marcus Corp. (a)(b)	22,722	356,054
Motorsport Games, Inc. Class A (a)(b)	2,692	1,723
Netflix, Inc. (a)	494,804	97,694,102
Playstudios, Inc. Class A (a)(b)	90,262	565,943
Playtika Holding Corp. (a)	112,309	1,663,296
Reading International, Inc. Class A (a)	15,573	57,620
Redbox Entertainment, Inc. (a)(b)	13,847	93,052
Reservoir Media, Inc. (a)(b)	35,279	263,181
Roku, Inc. Class A (a)	130,841	12,416,811
Sciplay Corp. (A Shares) (a)	26,139	372,742
Skillz, Inc. (a)(b)	278,347	528,859
Take-Two Interactive Software, Inc. (a)(b)	176,534	21,983,779
The Walt Disney Co. (a)	2,030,604	224,259,906
Warner Bros Discovery, Inc. (a)	2,467,676	45,528,622
Warner Music Group Corp. Class A	127,328	3,780,368
World Wrestling Entertainment, Inc. Class A (b)	48,343	3,227,862
		556,084,010
Interactive Media & Services - 4.5%
Alphabet, Inc.:
Class A (a)	335,781	763,982,362
Class C (a)	309,363	705,588,943
Angi, Inc. (a)(b)	79,706	437,586
Autoweb, Inc. (a)(b)	6,160	3,089
Bumble, Inc. (a)	80,297	2,288,465
CarGurus, Inc. Class A (a)	96,965	2,455,154
Cars.com, Inc. (a)	73,851	764,358
Creatd, Inc. (a)(b)	11,066	12,283
DHI Group, Inc. (a)	44,469	298,387
Eventbrite, Inc. (a)	94,934	1,113,576
EverQuote, Inc. Class A (a)	21,013	188,066
fuboTV, Inc. (a)(b)	165,541	544,630
IAC (a)	92,850	7,920,105
Izea Worldwide, Inc. (a)(b)	52,301	48,169
Kubient, Inc. (a)(b)	9,055	9,236
Liberty TripAdvisor Holdings, Inc. (a)	74,921	77,918
Match Group, Inc. (a)	315,003	24,815,936
MediaAlpha, Inc. Class A (a)	23,375	236,088
Meta Platforms, Inc. Class A (a)	2,575,254	498,672,185
NerdWallet, Inc. (b)	8,417	97,890
Nextdoor Holdings, Inc. (a)(b)	78,339	222,483
Outbrain, Inc. (b)	9,538	58,563
Paltalk, Inc. (b)	4,883	9,912
Pinterest, Inc. Class A (a)	637,163	12,520,253
QuinStreet, Inc. (a)	59,201	651,211
Snap, Inc. Class A (a)	1,204,293	16,992,574
Society Pass, Inc. (b)	3,224	6,609
Super League Gaming, Inc. (a)(b)	51,901	61,243
System1, Inc. (a)(b)	22,877	232,202
The Arena Group Holdings, Inc. (b)	6,836	75,128
Travelzoo, Inc. (a)	7,224	49,051
TripAdvisor, Inc. (a)	110,312	2,740,150
TrueCar, Inc. (a)	105,455	351,165
Twitter, Inc. (a)	892,320	35,335,872
Vimeo, Inc. (a)	173,025	1,503,587
Wejo Group Ltd. (a)	49,036	90,226
Yelp, Inc. (a)	76,474	2,249,100
Zedge, Inc. (a)	13,083	69,602
Ziff Davis, Inc. (a)	55,605	4,244,886
ZipRecruiter, Inc. (a)	13,997	251,386
Zoominfo Technologies, Inc. (a)	339,316	13,704,973
		2,100,974,602
Media - 1.1%
AdTheorent Holding Co., Inc. Class A (a)	53,817	506,418
Advantage Solutions, Inc. Class A (a)	113,070	486,201
Altice U.S.A., Inc. Class A (a)	248,929	2,832,812
AMC Networks, Inc. Class A (a)	33,542	1,316,859
Audacy, Inc. Class A (a)	125,603	218,549
Beasley Broadcast Group, Inc. Class A (a)	5,666	8,329
Boston Omaha Corp. (a)(b)	20,476	447,401
BuzzFeed, Inc. (a)	30,163	108,436
Cable One, Inc. (b)	5,486	7,148,807
Cardlytics, Inc. (a)(b)	37,167	962,997
Cbdmd, Inc. (a)(b)	36,552	25,225
Charter Communications, Inc. Class A (a)	132,836	67,338,553
Clear Channel Outdoor Holdings, Inc. (a)	526,436	831,769
Comcast Corp. Class A	5,045,314	223,406,504
comScore, Inc. (a)(b)	73,661	142,166
Cumulus Media, Inc. (a)	18,958	228,444
Daily Journal Corp. (a)	834	230,034
DallasNews Corp.	1,634	10,915
Digital Media Solutions, Inc. Class A (a)(b)	10,331	17,149
DISH Network Corp. Class A (a)	275,843	6,297,496
E.W. Scripps Co. Class A (a)	63,788	1,012,316
Emerald Holding, Inc. (a)	24,466	81,961
Entravision Communication Corp. Class A	65,381	341,943
Fluent, Inc. (a)	49,180	63,442
Fox Corp.:
Class A	388,535	13,796,878
Class B	123,726	4,047,077
Gannett Co., Inc. (a)(b)	199,274	783,147
Gray Television, Inc. (b)	98,852	1,949,361
Hemisphere Media Group, Inc. (a)	19,388	133,002
iHeartMedia, Inc. (a)	120,745	1,424,791
Innovid Corp. (a)(b)	61,429	233,430
Insignia Systems, Inc. (a)(b)	212	2,243
Integral Ad Science Holding Corp.	16,643	202,712
Interpublic Group of Companies, Inc.	438,730	14,140,268
John Wiley & Sons, Inc. Class A	51,750	2,740,680
Lee Enterprises, Inc. (a)	5,218	114,013
Liberty Broadband Corp.:
Class A (a)	41,266	5,034,865
Class C (a)	143,369	17,945,498
Liberty Media Corp.:
Liberty Braves Class A (a)(b)	15,624	396,537
Liberty Braves Class C (a)	36,641	899,537
Liberty Formula One Group Series C (a)	222,536	13,861,767
Liberty Media Class A (a)	31,443	1,792,880
Liberty SiriusXM Series A (a)	86,195	3,560,715
Liberty SiriusXM Series C (a)	177,574	7,298,291
Loyalty Ventures, Inc. (a)	21,094	223,596
Magnite, Inc. (a)	131,210	1,441,998
Marchex, Inc. Class B (a)	22,844	44,089
Mediaco Holding, Inc. (a)(b)	1,561	5,620
National CineMedia, Inc. (b)	58,231	71,624
News Corp.:
Class A	350,799	6,103,903
Class B	225,461	3,963,604
Nexstar Broadcasting Group, Inc. Class A	45,141	7,909,606
Nextplay Technologies, Inc. (a)	73,271	15,775
Omnicom Group, Inc.	232,914	17,377,714
Paramount Global:
Class A (b)	55,198	2,034,598
Class B	628,737	21,584,541
PubMatic, Inc. (a)(b)	30,896	616,066
Saga Communications, Inc. Class A	4,281	97,307
Salem Communications Corp. Class A (a)	11,612	32,281
Scholastic Corp.	34,010	1,276,395
Sinclair Broadcast Group, Inc. Class A (b)	57,357	1,389,760
Sirius XM Holdings, Inc. (b)	1,016,482	6,505,485
SPAR Group, Inc. (a)(b)	5,651	6,951
Stagwell, Inc. (a)	80,795	639,088
Stran & Co., Inc. (a)(b)	13,640	29,462
TechTarget, Inc. (a)	30,227	2,148,837
TEGNA, Inc.	243,836	5,340,008
The New York Times Co. Class A	184,857	6,375,718
Thryv Holdings, Inc. (a)	19,237	503,817
Townsquare Media, Inc. (a)	9,876	97,279
Urban One, Inc.:
Class A (a)	6,773	87,507
Class D (non-vtg.) (a)	23,198	151,947
WideOpenWest, Inc. (a)	58,422	1,284,116
Xcel Brands, Inc. (a)(b)	4,185	6,236
		491,787,346
Wireless Telecommunication Services - 0.2%
Gogo, Inc. (a)	73,713	1,493,425
KORE Group Holdings, Inc. (a)(b)	34,817	144,839
NII Holdings, Inc. (a)(c)	62,298	16,197
Shenandoah Telecommunications Co.	54,898	1,260,458
Spok Holdings, Inc.	18,114	127,341
SurgePays, Inc. (a)(b)	10,626	48,880
T-Mobile U.S., Inc. (a)	654,582	87,249,235
Telephone & Data Systems, Inc.	109,597	1,943,155
U.S. Cellular Corp. (a)	17,714	543,997
		92,827,527
TOTAL COMMUNICATION SERVICES		3,701,849,281
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.3%
Adient PLC (a)	104,683	3,704,731
American Axle & Manufacturing Holdings, Inc. (a)	127,419	1,033,368
Aptiv PLC (a)	302,674	32,156,086
Autoliv, Inc.	87,010	6,967,761
BorgWarner, Inc.	264,962	10,683,268
Cooper-Standard Holding, Inc. (a)	18,379	103,290
Dana, Inc.	158,931	2,631,897
Dorman Products, Inc. (a)	32,952	3,329,800
Fox Factory Holding Corp. (a)	46,781	3,836,978
Garrett Motion, Inc. (a)(b)	62,690	378,648
Gentex Corp.	269,185	8,366,270
Gentherm, Inc. (a)	38,301	2,640,471
Holley, Inc. (a)(b)	41,945	440,003
Horizon Global Corp. (a)(b)	20,130	48,513
LCI Industries	29,513	3,527,394
Lear Corp.	65,981	9,300,682
Luminar Technologies, Inc. (a)(b)	249,750	2,582,415
Modine Manufacturing Co. (a)	55,576	656,908
Motorcar Parts of America, Inc. (a)	21,949	325,504
Patrick Industries, Inc.	24,871	1,494,996
QuantumScape Corp. Class A (a)(b)	281,517	3,600,602
Solid Power, Inc. (a)(b)	123,815	1,118,049
Standard Motor Products, Inc.	21,082	842,226
Stoneridge, Inc. (a)	30,675	634,359
Strattec Security Corp. (a)	3,924	136,948
Superior Industries International, Inc. (a)	25,832	107,203
Sypris Solutions, Inc. (a)(b)	11,199	24,190
Tenneco, Inc. (a)	82,905	1,435,086
The Goodyear Tire & Rubber Co. (a)	309,657	4,000,768
Unique Fabricating, Inc. (a)	2,233	3,171
Visteon Corp. (a)	30,957	3,473,685
Worksport Ltd. (a)(b)	7,784	15,257
XL Fleet Corp. (Class A) (a)(b)	97,067	117,451
XPEL, Inc. (a)(b)	18,651	962,765
		110,680,743
Automobiles - 1.9%
Arcimoto, Inc. (a)(b)	32,018	128,072
AYRO, Inc. (a)(b)	21,854	22,947
Canoo, Inc. (a)(b)	162,949	545,879
Electric Last Mile Solutions, Inc. (a)(b)	57,165	34,533
Faraday Future Intelligent Electric, Inc. (a)(b)	184,750	609,675
Fisker, Inc. (a)(b)	159,380	1,654,364
Ford Motor Co.	4,384,830	59,984,474
General Motors Co. (a)	1,622,335	62,751,918
Harley-Davidson, Inc.	172,685	6,075,058
Lordstown Motors Corp. Class A (a)(b)	127,851	264,652
Lucid Group, Inc. Class A (a)(b)	625,785	12,628,341
Mullen Automotive, Inc. (a)(b)	3,917	5,484
Rivian Automotive, Inc.	179,676	5,641,826
Tesla, Inc. (a)	933,650	707,949,449
Thor Industries, Inc. (b)	61,682	4,685,982
Volcon, Inc. (b)	21,850	29,716
Winnebago Industries, Inc. (b)	37,150	1,837,068
Workhorse Group, Inc. (a)(b)	158,540	489,889
		865,339,327
Distributors - 0.1%
Amcon Distributing Co.	146	22,849
Educational Development Corp.	7,003	31,514
Funko, Inc. (a)	34,547	703,722
Genuine Parts Co.	159,024	21,743,352
Kaival Brands Innovations Group, Inc. (a)	17,015	21,949
LKQ Corp.	299,216	15,376,710
Pool Corp.	44,753	17,839,441
Weyco Group, Inc.	7,188	201,264
		55,940,801
Diversified Consumer Services - 0.1%
2U, Inc. (a)	87,212	812,816
ADT, Inc.	162,883	1,218,365
Adtalem Global Education, Inc. (a)	59,582	1,943,565
American Public Education, Inc. (a)	19,821	276,305
Aspen Group, Inc. (a)(b)	20,278	21,495
Bright Horizons Family Solutions, Inc. (a)	66,736	6,042,945
Carriage Services, Inc.	16,863	680,759
Chegg, Inc. (a)	150,866	2,935,852
Coursera, Inc. (a)	93,527	1,581,542
Duolingo, Inc. (a)(b)	9,542	797,807
European Wax Center, Inc. (b)	15,293	405,265
Frontdoor, Inc. (a)	93,314	2,308,588
Graham Holdings Co.	4,409	2,702,805
Grand Canyon Education, Inc. (a)	43,793	3,905,022
H&R Block, Inc.	183,815	6,477,641
Laureate Education, Inc. Class A	162,854	2,073,131
Lincoln Educational Services Corp. (a)	28,204	174,301
Mister Car Wash, Inc. (b)	43,977	533,881
Nerdy, Inc. Class A (a)	68,278	195,958
OneSpaWorld Holdings Ltd. (a)	65,529	615,973
Perdoceo Education Corp. (a)	77,292	843,256
PowerSchool Holdings, Inc.	46,322	592,458
Regis Corp. (a)(b)	37,935	29,138
Rover Group, Inc. Class A (a)	87,252	472,906
Service Corp. International	185,141	12,965,424
StoneMor, Inc. (a)	58,252	199,804
Strategic Education, Inc. (b)	24,890	1,638,260
Stride, Inc. (a)	47,096	1,841,925
Terminix Global Holdings, Inc. (a)	133,731	5,805,263
The Beachbody Co., Inc. (a)(b)	98,372	220,353
Udemy, Inc.	15,913	234,717
Universal Technical Institute, Inc. (a)	37,512	340,609
Vivint Smart Home, Inc. Class A (a)	41,540	247,578
WW International, Inc. (a)	59,887	424,599
Xpresspa Group, Inc. (a)	115,040	85,774
Zovio, Inc. (a)	25,669	20,296
		61,666,376
Hotels, Restaurants & Leisure - 2.0%
Accel Entertainment, Inc. (a)	64,764	701,394
Airbnb, Inc. Class A (a)	387,057	46,783,580
Allied Esports Entertainment, Inc. (a)(b)	18,221	27,696
ARAMARK Holdings Corp.	284,210	9,796,719
Ark Restaurants Corp.	2,024	34,408
Bally's Corp. (a)(b)	33,233	868,711
BBQ Holdings, Inc. (a)	12,395	156,673
Biglari Holdings, Inc. (a)	73	49,274
Biglari Holdings, Inc. (a)	781	104,428
BJ's Restaurants, Inc. (a)	34,746	912,777
Bloomin' Brands, Inc. (b)	89,083	1,880,542
Bluegreen Vacations Holding Corp. Class A	14,313	398,760
Booking Holdings, Inc. (a)	45,776	102,701,203
Bowlero Corp. Class A (a)	44,323	495,531
Boyd Gaming Corp.	90,953	5,345,308
Brinker International, Inc. (a)	49,122	1,490,853
BurgerFi International, Inc. (a)(b)	12,624	44,310
Caesars Entertainment, Inc. (a)	239,859	12,033,726
Canterbury Park Holding Co.	1,143	24,986
Carnival Corp. (a)(b)	902,926	12,532,613
Carrols Restaurant Group, Inc.	32,790	60,334
Century Casinos, Inc. (a)	29,417	257,105
Chipotle Mexican Grill, Inc. (a)	31,424	44,073,731
Choice Hotels International, Inc.	36,360	4,650,080
Churchill Downs, Inc.	38,132	7,719,061
Chuy's Holdings, Inc. (a)	23,250	525,218
Cracker Barrel Old Country Store, Inc.	25,938	2,645,935
Darden Restaurants, Inc.	142,802	17,850,250
Dave & Buster's Entertainment, Inc. (a)	42,644	1,615,781
Denny's Corp. (a)	71,116	736,762
Dine Brands Global, Inc.	19,146	1,407,040
Domino's Pizza, Inc.	40,489	14,704,390
Draftkings Holdings, Inc. (a)(b)	391,209	5,300,882
Drive Shack, Inc. (a)(b)	94,875	151,800
Dutch Bros, Inc. (b)	26,458	993,498
Ebet, Inc. (a)(b)	2,137	6,561
El Pollo Loco Holdings, Inc. (a)	21,214	219,777
Elys Game Technology Corp. (a)(b)	9,110	9,566
Esports Entertainment Group, Inc. (a)	22,168	10,197
Everi Holdings, Inc. (a)	100,061	1,791,092
Expedia, Inc. (a)	167,766	21,697,177
F45 Training Holdings, Inc.	22,920	145,771
FAT Brands, Inc.:
Class A (b)	166	1,152
Class B	6,852	42,140
Fiesta Restaurant Group, Inc. (a)	18,933	141,051
First Watch Restaurant Group, Inc.	10,259	163,118
Flanigans Enterprises, Inc.	648	23,587
Full House Resorts, Inc. (a)	37,143	261,487
GAN Ltd. (a)(b)	43,218	145,645
Golden Entertainment, Inc. (a)	22,590	1,068,055
Good Times Restaurants, Inc. (a)	10,762	29,596
Hall of Fame Resort & Entertainment Co. (a)(b)	58,045	38,803
Hilton Grand Vacations, Inc. (a)	102,803	4,703,237
Hilton Worldwide Holdings, Inc.	311,279	43,846,760
Hyatt Hotels Corp. Class A (a)	55,391	4,896,010
Inspired Entertainment, Inc. (a)	30,618	336,798
Jack in the Box, Inc. (b)	23,146	1,580,872
Krispy Kreme, Inc. (b)	32,315	478,908
Kura Sushi U.S.A., Inc. Class A (a)	4,503	169,718
Las Vegas Sands Corp. (a)	385,366	13,665,078
Life Time Group Holdings, Inc. (b)	42,660	624,969
Light & Wonder, Inc. Class A (a)	107,030	5,651,184
Lindblad Expeditions Holdings (a)	32,714	469,773
Lottery.Com, Inc. (a)(b)	36,408	49,879
Marriott International, Inc. Class A	305,407	52,401,733
Marriott Vacations Worldwide Corp.	49,064	7,247,734
McDonald's Corp.	832,741	210,025,608
Membership Collective Group, Inc. Class A (b)	34,027	302,500
MGM Resorts International	422,806	14,785,526
Monarch Casino & Resort, Inc. (a)	14,882	1,009,744
Nathan's Famous, Inc. (b)	2,915	148,811
Noodles & Co. (a)	40,336	266,218
Norwegian Cruise Line Holdings Ltd. (a)(b)	462,704	7,407,891
Papa John's International, Inc.	35,460	3,120,835
Penn National Gaming, Inc. (a)	188,312	6,018,452
Planet Fitness, Inc. (a)	92,211	6,488,888
Playa Hotels & Resorts NV (a)	148,136	1,279,895
PlayAGS, Inc. (a)	31,282	181,436
Portillo's, Inc.	23,094	428,856
Potbelly Corp. (a)	23,387	130,032
Rave Restaurant Group, Inc. (a)	10,032	9,050
RCI Hospitality Holdings, Inc.	9,130	527,075
Red Robin Gourmet Burgers, Inc. (a)	17,510	172,298
Red Rock Resorts, Inc. (b)	60,706	2,351,143
Royal Caribbean Cruises Ltd. (a)(b)	252,148	14,642,234
Rush Street Interactive, Inc. (a)	56,613	337,413
Ruth's Hospitality Group, Inc.	36,077	664,899
SeaWorld Entertainment, Inc. (a)	55,157	2,988,406
Shake Shack, Inc. Class A (a)	43,296	2,106,350
Six Flags Entertainment Corp. (a)	84,749	2,487,383
Sonder Holdings, Inc. (a)	92,650	208,463
Starbucks Corp.	1,282,429	100,670,677
Sweetgreen, Inc. Class A (b)	14,100	257,748
Target Hospitality Corp. (a)	28,885	183,420
Texas Roadhouse, Inc. Class A	77,284	6,025,833
The Cheesecake Factory, Inc. (b)	53,559	1,749,237
The ONE Group Hospitality, Inc. (a)	25,849	232,383
Travel+Leisure Co.	95,489	4,880,443
Vacasa, Inc. Class A (a)(b)	104,211	463,739
Vail Resorts, Inc.	45,405	11,451,595
Wendy's Co.	194,697	3,629,152
Wingstop, Inc. (b)	32,760	2,609,662
Wyndham Hotels & Resorts, Inc.	103,224	8,271,339
Wynn Resorts Ltd. (a)	118,340	7,822,274
Xponential Fitness, Inc. (b)	11,206	211,569
Yum! Brands, Inc.	321,948	39,107,024
		926,648,288
Household Durables - 0.4%
Aterian, Inc. (a)(b)	42,944	138,709
Bassett Furniture Industries, Inc.	9,409	153,179
Beazer Homes U.S.A., Inc. (a)	32,329	524,053
Cavco Industries, Inc. (a)	9,430	2,094,969
Century Communities, Inc. (b)	35,651	1,938,345
Cricut, Inc. (a)(b)	40,631	330,736
D.R. Horton, Inc.	360,372	27,081,956
Dixie Group, Inc. (a)	13,394	26,788
Dream Finders Homes, Inc. (a)(b)	20,864	368,458
Emerson Radio Corp. (a)	6,994	4,686
Ethan Allen Interiors, Inc. (b)	29,258	680,541
Flexsteel Industries, Inc.	6,418	125,023
Garmin Ltd.	169,507	17,903,329
GoPro, Inc. Class A (a)	146,578	1,012,854
Green Brick Partners, Inc. (a)	58,957	1,433,834
Hamilton Beach Brands Holding Co. Class A	7,024	72,488
Harbor Custom Development, Inc. (a)(b)	15,633	28,452
Helen of Troy Ltd. (a)	26,675	4,939,943
Hooker Furnishings Corp.	13,535	234,020
Hovnanian Enterprises, Inc. Class A (a)	5,030	257,486
Installed Building Products, Inc.	25,940	2,478,308
iRobot Corp. (a)(b)	30,489	1,450,972
KB Home	93,871	3,237,611
Koss Corp. (a)(b)	6,129	42,658
La-Z-Boy, Inc.	47,963	1,224,495
Landsea Homes Corp. (a)	15,255	109,531
Legacy Housing Corp. (a)	11,927	186,777
Leggett & Platt, Inc.	147,403	5,773,776
Lennar Corp.:
Class A	299,658	24,047,555
Class B	8,050	540,719
LGI Homes, Inc. (a)	24,946	2,444,459
Lifetime Brands, Inc.	12,264	139,932
Live Ventures, Inc. (a)	1,305	49,590
Lovesac (a)	15,057	524,435
M.D.C. Holdings, Inc.	64,945	2,479,600
M/I Homes, Inc. (a)	34,232	1,600,346
Meritage Homes Corp. (a)	40,907	3,489,776
Mohawk Industries, Inc. (a)	61,299	8,671,357
Nephros, Inc. (a)	3,430	6,346
Newell Brands, Inc.	423,124	9,071,779
Nova LifeStyle, Inc. (a)(b)	1,541	1,125
NVR, Inc. (a)	3,670	16,333,775
PulteGroup, Inc.	274,576	12,427,310
Purple Innovation, Inc. (a)(b)	61,950	320,901
Skyline Champion Corp. (a)	58,255	3,095,088
Snap One Holdings Corp. (a)	14,028	173,246
Sonos, Inc. (a)(b)	139,726	3,092,136
Taylor Morrison Home Corp. (a)	135,219	3,917,294
Tempur Sealy International, Inc.	212,158	5,594,606
Toll Brothers, Inc.	124,023	6,259,441
TopBuild Corp. (a)	36,449	7,189,930
Traeger, Inc. (a)(b)	25,644	121,809
TRI Pointe Homes, Inc. (a)	127,636	2,689,291
Tupperware Brands Corp. (a)(b)	53,632	355,580
Universal Electronics, Inc. (a)	15,071	403,903
Vizio Holding Corp. (a)	38,829	344,413
VOXX International Corp. (a)	16,252	136,192
Vuzix Corp. (a)(b)	63,834	414,921
Weber, Inc. (b)	19,524	150,921
Whirlpool Corp.	65,987	12,157,445
ZAGG, Inc. rights (a)(c)	23,001	2,070
		202,101,268
Internet & Direct Marketing Retail - 2.8%
1-800-FLOWERS.com, Inc. Class A (a)	27,398	267,404
1847 Goedeker, Inc. (a)(b)	109,164	170,296
1stDibs.com, Inc. (b)	6,796	38,805
Amazon.com, Inc. (a)	488,020	1,173,292,804
BARK, Inc. (a)(b)	93,452	233,630
Boxed, Inc. Class A (a)(b)	61,749	450,768
CarParts.com, Inc. (a)(b)	66,049	499,991
Chewy, Inc. (a)(b)	100,362	2,488,978
ContextLogic, Inc. (a)(b)	362,319	637,681
Digital Brands Group, Inc.	2,370	433
Doordash, Inc. (a)	180,883	13,911,712
Duluth Holdings, Inc. (a)	13,795	172,024
eBay, Inc.	697,807	33,962,267
Etsy, Inc. (a)	141,161	11,450,980
Groupon, Inc. (a)(b)	25,067	387,285
iMedia Brands, Inc. (a)(b)	20,225	38,428
iPower, Inc. (b)	2,046	2,435
Lands' End, Inc. (a)(b)	12,795	148,422
Liquidity Services, Inc. (a)	28,302	383,775
Lulu's Fashion Lounge Holdings, Inc.	8,208	154,064
Lyft, Inc. (a)	337,222	5,962,085
Overstock.com, Inc. (a)(b)	48,111	1,490,960
PARTS iD, Inc. (a)(b)	3,233	4,041
PetMed Express, Inc. (b)	22,772	501,667
Porch Group, Inc. Class A (a)	80,781	332,818
Poshmark, Inc. (a)	42,298	462,317
Quotient Technology, Inc. (a)(b)	96,628	403,905
Qurate Retail, Inc. Series A	401,270	1,448,585
Remark Holdings, Inc. (a)(b)	83,320	39,994
Rent the Runway, Inc. Class A	19,968	86,461
Revolve Group, Inc. (a)	44,017	1,293,219
RumbleON, Inc. Class B (a)(b)	9,315	148,202
Shutterstock, Inc. (b)	26,372	1,587,594
Stitch Fix, Inc. (a)	93,676	793,436
The RealReal, Inc. (a)	87,312	286,383
thredUP, Inc. (a)(b)	59,879	250,294
Trxade Health, Inc. (a)(b)	1,931	3,012
Uber Technologies, Inc. (a)	1,862,836	43,217,795
Vivid Seats, Inc. Class A (b)	24,565	224,278
Waitr Holdings, Inc. (a)(b)	98,913	18,200
Wayfair LLC Class A (a)(b)	86,326	5,126,901
Xometry, Inc. (b)	7,367	250,552
		1,302,624,881
Leisure Products - 0.1%
Acushnet Holdings Corp. (b)	38,050	1,548,635
American Outdoor Brands, Inc. (a)	15,252	176,466
AMMO, Inc. (a)(b)	90,416	399,639
Brunswick Corp.	85,079	6,400,493
Callaway Golf Co. (a)(b)	128,352	2,786,522
Clarus Corp.	36,310	795,552
Escalade, Inc. (b)	9,166	122,733
Genius Brands International, Inc. (a)(b)	301,038	228,789
Hasbro, Inc.	144,222	12,943,925
JAKKS Pacific, Inc. (a)	8,859	109,231
Johnson Outdoors, Inc. Class A	7,933	516,994
Latham Group, Inc. (a)(b)	36,924	351,147
Malibu Boats, Inc. Class A (a)	23,210	1,360,106
Marine Products Corp. (b)	24,111	256,059
MasterCraft Boat Holdings, Inc. (a)	20,066	469,544
Mattel, Inc. (a)	390,604	9,811,972
Nautilus, Inc. (a)(b)	32,238	67,700
Peloton Interactive, Inc. Class A (a)(b)	337,983	4,718,243
Polaris, Inc. (b)	62,959	6,708,281
Smith & Wesson Brands, Inc.	52,162	807,468
Solo Brands, Inc. Class A (b)	13,142	66,104
Sturm, Ruger & Co., Inc. (b)	19,356	1,314,079
Vinco Ventures, Inc. (a)(b)	128,162	294,773
Vista Outdoor, Inc. (a)	63,763	2,457,426
YETI Holdings, Inc. (a)	96,137	4,398,268
		59,110,149
Multiline Retail - 0.5%
Big Lots, Inc. (b)	33,815	828,129
Dillard's, Inc. Class A (b)	4,351	1,311,739
Dollar General Corp.	258,415	56,939,161
Dollar Tree, Inc. (a)	250,747	40,202,267
Franchise Group, Inc.	30,460	1,208,348
Kohl's Corp.	155,197	6,257,543
Macy's, Inc. (b)	333,960	7,898,154
Nordstrom, Inc. (b)	123,535	3,265,030
Ollie's Bargain Outlet Holdings, Inc. (a)	64,994	3,052,768
Target Corp.	534,435	86,514,338
Tuesday Morning Corp. (a)	56,575	28,288
		207,505,765
Specialty Retail - 2.1%
Abercrombie & Fitch Co. Class A (a)	62,608	1,279,708
Academy Sports & Outdoors, Inc.	100,988	3,384,108
Advance Auto Parts, Inc.	69,626	13,219,192
America's Car Mart, Inc. (a)	7,693	833,921
American Eagle Outfitters, Inc. (b)	169,311	2,050,356
Arhaus, Inc. (b)	13,698	79,311
Arko Corp. (b)	73,625	664,834
Asbury Automotive Group, Inc. (a)	25,588	4,635,266
AutoNation, Inc. (a)	44,157	5,279,411
AutoZone, Inc. (a)	22,995	47,361,652
Barnes & Noble Education, Inc. (a)	39,887	100,116
Bath & Body Works, Inc. (b)	286,725	11,761,460
Bed Bath & Beyond, Inc. (a)	107,145	926,804
Best Buy Co., Inc.	241,445	19,812,977
Big 5 Sporting Goods Corp. (b)	22,579	287,882
Boot Barn Holdings, Inc. (a)	32,907	2,655,595
Brilliant Earth Group, Inc. Class A	10,102	45,964
Build-A-Bear Workshop, Inc.	17,418	355,153
Burlington Stores, Inc. (a)	74,542	12,545,419
Caleres, Inc.	45,952	1,307,794
Camping World Holdings, Inc. (b)	45,647	1,238,403
CarLotz, Inc. Class A (a)(b)	78,816	43,979
CarMax, Inc. (a)(b)	180,422	17,910,492
Carvana Co. Class A (a)(b)	110,758	3,260,716
Chico's FAS, Inc. (a)	136,467	675,512
Citi Trends, Inc. (a)(b)	9,257	276,599
Conn's, Inc. (a)(b)	21,018	277,438
Designer Brands, Inc. Class A (b)	68,837	1,069,039
Destination XL Group, Inc. (a)	37,745	176,647
Dick's Sporting Goods, Inc. (b)	70,539	5,729,883
Enjoy Technology, Inc. (a)	34,186	9,596
Envela Corp. (a)	5,528	29,298
EVgo, Inc. Class A (a)(b)	77,147	739,068
Express, Inc. (a)(b)	72,616	215,670
Five Below, Inc. (a)	63,264	8,261,646
Floor & Decor Holdings, Inc. Class A (a)	119,414	9,008,592
Foot Locker, Inc.	96,726	3,190,023
GameStop Corp. Class A (a)(b)	69,089	8,618,162
Gap, Inc.	236,095	2,604,128
Genesco, Inc. (a)	14,819	834,458
Group 1 Automotive, Inc.	19,000	3,412,210
GrowGeneration Corp. (a)(b)	69,378	357,297
Guess?, Inc. (b)	48,149	1,004,388
Haverty Furniture Companies, Inc. (b)	19,504	551,183
Hibbett, Inc.	16,258	825,094
J.Jill, Inc. (a)(b)	4,052	78,609
JOANN, Inc. (b)	11,172	90,381
Kirkland's, Inc. (a)(b)	13,524	78,304
Lazydays Holdings, Inc. (a)(b)	11,200	173,936
Leslie's, Inc. (a)(b)	150,736	2,927,293
Lithia Motors, Inc. Class A (sub. vtg.)	33,777	10,284,083
LL Flooring Holdings, Inc. (a)	31,643	380,032
LMP Automotive Holdings, Inc. (a)(b)	5,881	26,994
Lowe's Companies, Inc.	751,077	146,685,338
MarineMax, Inc. (a)	25,093	1,039,101
Monro, Inc. (b)	37,324	1,769,904
Murphy U.S.A., Inc.	25,324	6,308,715
National Vision Holdings, Inc. (a)(b)	91,306	2,569,351
O'Reilly Automotive, Inc. (a)	75,090	47,845,095
OneWater Marine, Inc. Class A (b)	16,899	577,946
Party City Holdco, Inc. (a)	120,031	172,845
Penske Automotive Group, Inc.	33,773	3,888,623
Petco Health & Wellness Co., Inc. (a)(b)	90,394	1,442,688
Rent-A-Center, Inc.	68,978	1,899,654
RH (a)	19,128	5,548,650
Ross Stores, Inc.	394,376	33,529,848
Sally Beauty Holdings, Inc. (a)	121,108	1,835,997
Shift Technologies, Inc. Class A (a)(b)	72,042	74,924
Shoe Carnival, Inc.	19,184	522,956
Signet Jewelers Ltd. (b)	58,203	3,468,899
Sleep Number Corp. (a)(b)	25,416	1,167,357
Sonic Automotive, Inc. Class A (sub. vtg.)	23,116	1,054,321
Sportsman's Warehouse Holdings, Inc. (a)	46,392	438,868
The Aaron's Co., Inc.	33,461	654,497
The Buckle, Inc.	31,529	1,036,043
The Cato Corp. Class A (sub. vtg.) (b)	20,968	273,632
The Children's Place, Inc. (a)	14,488	687,890
The Container Store Group, Inc. (a)	34,808	268,022
The Home Depot, Inc.	1,164,368	352,512,412
The ODP Corp. (a)	50,510	1,928,977
Tile Shop Holdings, Inc.	37,473	164,881
Tilly's, Inc.	25,037	207,306
TJX Companies, Inc.	1,330,320	84,568,442
Torrid Holdings, Inc. (b)	11,517	67,144
Tractor Supply Co.	127,025	23,799,404
TravelCenters of America LLC (a)	13,210	515,851
Ulta Beauty, Inc. (a)	60,329	25,525,200
Urban Outfitters, Inc. (a)	72,744	1,531,261
Victoria's Secret & Co. (a)	80,347	3,311,100
Volta, Inc. (a)(b)	130,519	321,077
Vroom, Inc. (a)(b)	137,500	196,625
Warby Parker, Inc. (a)(b)	10,870	184,573
Williams-Sonoma, Inc. (b)	81,404	10,413,200
Winmark Corp.	3,331	658,872
Zumiez, Inc. (a)(b)	23,863	782,945
		984,396,510
Textiles, Apparel & Luxury Goods - 0.7%
Allbirds, Inc. Class A (b)	33,957	185,405
Capri Holdings Ltd. (a)	163,084	7,948,714
Carter's, Inc. (b)	46,140	3,555,087
Charles & Colvard Ltd. (a)	24,455	32,770
Columbia Sportswear Co.	39,161	3,045,943
Crocs, Inc. (a)	64,339	3,587,543
Crown Crafts, Inc.	3,488	21,591
Culp, Inc.	10,288	57,098
Deckers Outdoor Corp. (a)	30,146	8,096,010
Delta Apparel, Inc. (a)	6,073	178,000
Forward Industries, Inc. (NY Shares) (a)(b)	3,817	5,458
Fossil Group, Inc. (a)	50,833	373,114
G-III Apparel Group Ltd. (a)	52,452	1,314,447
Hanesbrands, Inc. (b)	385,805	4,579,505
Jerash Holdings U.S., Inc.	1,731	11,200
Kontoor Brands, Inc.	52,259	2,094,018
Lakeland Industries, Inc. (a)(b)	7,827	139,321
Levi Strauss & Co. Class A	115,595	2,099,205
lululemon athletica, Inc. (a)	131,262	38,419,075
Movado Group, Inc.	20,782	705,133
NIKE, Inc. Class B	1,423,337	169,163,602
Oxford Industries, Inc. (b)	17,384	1,584,725
PLBY Group, Inc. (a)(b)	23,418	207,483
PVH Corp.	78,754	5,581,296
Ralph Lauren Corp.	51,958	5,252,434
Rocky Brands, Inc.	7,323	274,246
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	149,400	5,886,360
Steven Madden Ltd.	86,542	3,217,632
Superior Group of Companies, Inc. (b)	12,016	216,288
Tapestry, Inc.	294,524	10,161,078
Toughbuilt Industries, Inc. (a)(b)	357	1,692
Under Armour, Inc.:
Class A (sub. vtg.) (a)	231,860	2,453,079
Class C (non-vtg.) (a)	211,017	2,046,865
Unifi, Inc. (a)	14,605	230,905
Vera Bradley, Inc. (a)(b)	27,694	188,596
VF Corp. (b)	360,158	18,173,573
Vince Holding Corp. (a)	1,696	13,178
Wolverine World Wide, Inc.	92,323	1,970,173
		303,071,842
TOTAL CONSUMER DISCRETIONARY		5,079,085,950
CONSUMER STAPLES - 6.0%
Beverages - 1.5%
Alkaline Water Co., Inc. (a)(b)	91,198	40,127
Boston Beer Co., Inc. Class A (a)	10,500	3,730,650
Brown-Forman Corp.:
Class A	40,172	2,536,058
Class B (non-vtg.)	225,572	14,914,821
Celsius Holdings, Inc. (a)	42,360	2,841,932
Coca-Cola Bottling Co. Consolidated	5,139	2,903,381
Constellation Brands, Inc. Class A (sub. vtg.)	183,581	45,063,628
Duckhorn Portfolio, Inc. (a)	35,584	699,226
Eastside Distilling, Inc. (a)	11,228	7,635
Keurig Dr. Pepper, Inc.	824,010	28,626,107
MGP Ingredients, Inc. (b)	13,983	1,354,393
Molson Coors Beverage Co. Class B	209,073	11,674,636
Monster Beverage Corp. (a)	419,696	37,403,308
National Beverage Corp. (b)	26,184	1,299,512
PepsiCo, Inc.	1,541,206	258,537,307
REED'S, Inc. (a)(b)	79,714	15,927
Splash Beverage Group, Inc. (b)	24,939	51,873
The Coca-Cola Co.	4,331,322	274,519,188
Vintage Wine Estates, Inc. (a)(b)	32,234	287,527
Willamette Valley Vineyards, Inc. (a)	4,326	26,994
Winc, Inc. (b)	2,034	4,373
Zevia PBC (b)	12,284	30,096
		686,568,699
Food & Staples Retailing - 1.3%
Albertsons Companies, Inc.	111,375	3,402,506
Andersons, Inc.	33,920	1,275,731
BJ's Wholesale Club Holdings, Inc. (a)	150,283	8,696,877
Blue Apron Holdings, Inc.:
warrants 11/4/28 (a)	17,555	1,411
warrants 11/4/28 (a)	17,555	577
warrants 11/4/28 (a)	17,555	255
Class A (a)(b)	25,704	84,823
Casey's General Stores, Inc.	41,052	8,602,036
Chefs' Warehouse Holdings (a)	38,553	1,377,499
Costco Wholesale Corp.	494,435	230,515,486
Grocery Outlet Holding Corp. (a)	96,202	3,679,727
HF Foods Group, Inc. (a)	35,785	190,018
Ingles Markets, Inc. Class A (b)	16,592	1,477,684
Kroger Co.	748,560	39,651,223
MedAvail Holdings, Inc. (a)	13,956	23,865
Natural Grocers by Vitamin Cottage, Inc.	11,428	201,818
Performance Food Group Co. (a)	173,823	7,533,489
PriceSmart, Inc.	26,573	2,089,435
Rite Aid Corp. (a)(b)	76,234	424,623
SpartanNash Co.	41,584	1,430,905
Sprouts Farmers Market LLC (a)	123,974	3,358,456
Sysco Corp.	565,158	47,575,000
U.S. Foods Holding Corp. (a)	246,129	8,151,792
United Natural Foods, Inc. (a)	63,938	2,711,611
Village Super Market, Inc. Class A (b)	8,403	199,487
Walgreens Boots Alliance, Inc.	798,621	35,003,558
Walmart, Inc.	1,577,417	202,903,149
Weis Markets, Inc.	21,029	1,546,052
		612,109,093
Food Products - 1.1%
Alico, Inc.	4,478	188,837
AppHarvest, Inc. (a)(b)	67,416	213,035
Arcadia Biosciences, Inc. (a)(b)	27,868	38,179
Archer Daniels Midland Co.	624,272	56,696,383
B&G Foods, Inc. Class A (b)	71,936	1,626,473
Barfresh Food Group, Inc. (a)(b)	3,086	15,584
Benson Hill, Inc. (a)(b)	153,073	529,633
Better Choice Co., Inc. (b)	15,349	40,061
Beyond Meat, Inc. (a)(b)	67,067	1,773,922
Blue Star Foods Corp. (b)	10,512	14,191
BRC, Inc. Class A (a)(b)	24,987	247,871
Bridgford Foods Corp. (a)(b)	1,670	19,706
Bunge Ltd.	156,770	18,549,026
Cal-Maine Foods, Inc.	41,659	1,988,384
Calavo Growers, Inc.	20,313	691,658
Campbell Soup Co.	227,659	10,907,143
Coffee Holding Co., Inc.	4,336	12,531
Conagra Brands, Inc.	536,796	17,655,220
Darling Ingredients, Inc. (a)	180,529	14,454,957
Farmer Brothers Co. (a)	18,689	93,445
Flowers Foods, Inc.	219,101	6,047,188
Fresh Del Monte Produce, Inc.	36,652	936,092
Freshpet, Inc. (a)	52,669	3,790,588
General Mills, Inc.	673,896	47,071,636
Hormel Foods Corp. (b)	315,633	15,361,858
Hostess Brands, Inc. Class A (a)	152,785	3,246,681
Ingredion, Inc.	74,241	7,029,880
J&J Snack Foods Corp. (b)	16,642	2,133,837
John B. Sanfilippo & Son, Inc.	10,046	767,313
Kellogg Co. (b)	284,699	19,854,908
Laird Superfood, Inc. (a)	7,014	16,763
Lamb Weston Holdings, Inc.	162,563	10,986,008
Lancaster Colony Corp.	21,956	2,676,436
Landec Corp. (a)	27,942	265,449
Lifeway Foods, Inc. (a)	4,358	23,446
Limoneira Co. (b)	15,875	189,389
Local Bounti Corp. (a)(b)	37,317	202,631
MamaMancini's Holdings, Inc. (a)	14,930	20,902
McCormick & Co., Inc. (non-vtg.)	278,277	25,801,843
Mission Produce, Inc. (a)	42,713	571,073
Mondelez International, Inc.	1,546,485	98,294,587
Nuzee, Inc. (a)	8,894	12,185
Pilgrim's Pride Corp. (a)	53,625	1,786,785
Post Holdings, Inc. (a)	62,796	5,163,715
RiceBran Technologies (a)(b)	47,061	35,286
Rocky Mountain Chocolate Factory, Inc. (a)	3,286	21,950
S&W Seed Co. (a)(b)	20,820	26,441
Sanderson Farms, Inc.	23,562	4,700,619
Seaboard Corp.	285	1,179,723
Seneca Foods Corp. Class A (a)	7,539	428,592
Sovos Brands, Inc.	26,774	378,049
Stryve Foods, Inc. (a)(b)	10,731	13,092
Tattooed Chef, Inc. (a)(b)	53,038	383,995
The Hain Celestial Group, Inc. (a)	101,387	2,671,547
The Hershey Co.	161,908	34,277,543
The J.M. Smucker Co.	121,252	15,201,363
The Kraft Heinz Co.	794,851	30,069,213
The Real Good Food Co., Inc.	7,165	48,292
The Simply Good Foods Co. (a)	98,950	3,954,042
The Vita Coco Co., Inc.	12,275	150,492
Tootsie Roll Industries, Inc. (b)	20,173	667,121
TreeHouse Foods, Inc. (a)	62,189	2,557,212
Tyson Foods, Inc. Class A	326,443	29,252,557
Utz Brands, Inc. Class A (b)	69,052	966,728
Vital Farms, Inc. (a)(b)	25,170	249,183
Whole Earth Brands, Inc. Class A (a)	41,510	283,928
		505,524,400
Household Products - 1.3%
Central Garden & Pet Co. (a)	39,162	1,769,339
Central Garden & Pet Co. Class A (non-vtg.) (a)	14,335	606,801
Church & Dwight Co., Inc.	271,975	24,494,069
Colgate-Palmolive Co.	939,202	74,018,510
Energizer Holdings, Inc.	76,057	2,280,949
Kimberly-Clark Corp.	375,164	49,904,315
Ocean Bio-Chem, Inc. (b)	2,872	19,415
Oil-Dri Corp. of America	5,783	137,462
Procter & Gamble Co.	2,672,550	395,216,694
Reynolds Consumer Products, Inc. (b)	60,664	1,651,274
Spectrum Brands Holdings, Inc.	46,503	4,080,173
The Clorox Co.	137,801	20,030,753
WD-40 Co. (b)	15,190	2,867,720
		577,077,474
Personal Products - 0.2%
BellRing Brands, Inc. (a)	123,978	3,242,025
Coty, Inc. Class A (a)	376,971	2,672,724
Cyanotech Corp. (a)	678	2,034
Edgewell Personal Care Co. (b)	59,684	2,172,498
elf Beauty, Inc. (a)	53,768	1,431,304
Estee Lauder Companies, Inc. Class A	259,008	65,956,387
Grove, Inc. (b)	3,852	21,379
Guardion Health Sciences, Inc. (a)(b)	18,722	3,127
Herbalife Nutrition Ltd. (a)	111,968	2,439,783
Inter Parfums, Inc.	19,834	1,463,749
Jupiter Wellness, Inc. (a)(b)	27,726	22,555
Lifemd, Inc. (a)(b)	24,227	54,511
LifeVantage Corp.	11,663	47,935
Mannatech, Inc.	902	22,505
MediFast, Inc.	13,703	2,284,975
Natural Alternatives International, Inc. (a)	5,280	54,806
Natural Health Trends Corp. (b)	6,482	44,920
Nature's Sunshine Products, Inc. (a)	14,324	173,177
Newage, Inc. (a)(b)	160,793	57,885
Nu Skin Enterprises, Inc. Class A (b)	54,960	2,563,884
Olaplex Holdings, Inc.	82,844	1,335,445
Revlon, Inc. (a)(b)	6,195	25,957
Summer Infant, Inc. (a)(b)	1,068	12,506
The Beauty Health Co. (a)(b)	106,163	1,514,946
The Honest Co., Inc.	26,269	90,365
Thorne HealthTech, Inc.	10,663	62,805
United-Guardian, Inc.	2,478	49,188
USANA Health Sciences, Inc. (a)	12,675	891,433
Veru, Inc. (a)(b)	65,470	847,182
		89,561,990
Tobacco - 0.6%
22nd Century Group, Inc. (a)(b)	171,424	311,992
Altria Group, Inc.	2,031,947	109,908,013
Philip Morris International, Inc.	1,729,275	183,735,469
Turning Point Brands, Inc.	15,304	447,489
Universal Corp. (b)	27,839	1,772,788
Vector Group Ltd. (b)	148,298	1,825,548
		298,001,299
TOTAL CONSUMER STAPLES		2,768,842,955
ENERGY - 4.8%
Energy Equipment & Services - 0.5%
Archrock, Inc.	146,696	1,471,361
Baker Hughes Co. Class A	1,010,606	36,361,604
Bristow Group, Inc. (a)	25,442	808,801
Cactus, Inc.	64,719	3,392,570
Championx Corp.	223,636	5,204,010
Core Laboratories NV (b)	51,534	1,452,228
DMC Global, Inc. (a)	23,592	652,791
Dril-Quip, Inc. (a)	41,940	1,318,594
ENGlobal Corp. (a)(b)	22,259	25,598
Enservco Corp. (a)(b)	13,463	32,446
Expro Group Holdings NV (a)	33,284	454,992
Exterran Corp. (a)	23,043	140,793
Forum Energy Technologies, Inc. (a)(b)	4,978	123,156
Geospace Technologies Corp. (a)	13,380	81,886
Gulf Island Fabrication, Inc. (a)	6,737	22,704
Halliburton Co.	998,965	40,458,083
Helix Energy Solutions Group, Inc. (a)	163,534	758,798
Helmerich & Payne, Inc.	120,581	6,071,253
Independence Contract Drilling, Inc. (a)	11,172	43,459
KLX Energy Services Holdings, Inc. (a)(b)	4,777	29,187
Liberty Oilfield Services, Inc. Class A (a)	117,321	1,908,813
Mammoth Energy Services, Inc. (a)	11,509	24,744
MIND Technology, Inc. (a)	11,948	10,993
Nabors Industries Ltd. (a)	8,730	1,455,902
Natural Gas Services Group, Inc. (a)	11,575	164,944
NCS Multistage Holdings, Inc. (a)	611	24,623
Newpark Resources, Inc. (a)	95,823	412,039
Nextier Oilfield Solutions, Inc. (a)	175,934	1,917,681
Nine Energy Service, Inc. (a)	13,017	40,743
Noble Corp. (a)(b)	68,577	2,487,974
NOV, Inc.	434,419	8,688,380
Oceaneering International, Inc. (a)	116,353	1,480,010
Oil States International, Inc. (a)(b)	65,638	508,038
Patterson-UTI Energy, Inc.	238,932	4,558,823
Profire Energy, Inc. (a)	12,262	16,308
ProPetro Holding Corp. (a)	99,835	1,302,847
Ranger Energy Services, Inc. Class A (a)	6,409	67,166
RPC, Inc. (a)	77,263	723,182
Schlumberger Ltd.	1,563,018	71,836,307
SEACOR Marine Holdings, Inc. (a)	26,848	238,947
Select Energy Services, Inc. Class A (a)	75,719	641,340
Smart Sand, Inc. (a)	28,197	95,306
Solaris Oilfield Infrastructure, Inc. Class A	30,346	409,064
Superior Drilling Products, Inc. (a)	7,643	7,987
TechnipFMC PLC (a)	463,627	3,820,286
TETRA Technologies, Inc. (a)	142,228	713,985
Tidewater, Inc. (a)	46,824	1,191,671
Transocean Ltd. (United States) (a)(b)	703,760	2,899,491
U.S. Silica Holdings, Inc. (a)	82,498	1,458,565
U.S. Well Services, Inc. (a)(b)	32,422	24,650
Valaris Ltd. (a)	71,986	4,279,568
Weatherford International PLC (a)	74,663	2,526,596
		214,841,287
Oil, Gas & Consumable Fuels - 4.3%
Adams Resources & Energy, Inc.	2,221	81,488
Aemetis, Inc. (a)(b)	32,029	259,755
Alto Ingredients, Inc. (a)(b)	82,977	369,248
American Resources Corp. (a)(b)	56,912	94,474
Amplify Energy Corp. (a)	41,230	366,535
Antero Midstream GP LP	360,121	3,910,914
Antero Resources Corp. (a)	318,065	13,638,627
APA Corp.	404,453	19,013,336
Arch Resources, Inc.	17,226	2,632,822
Archaea Energy, Inc. (a)(b)	45,276	902,803
Barnwell Industries, Inc. (a)	4,636	12,378
Battalion Oil Corp. (a)	3,577	57,339
Berry Corp.	75,194	836,909
Brigham Minerals, Inc. Class A	61,525	1,864,823
California Resources Corp.	88,873	3,881,084
Callon Petroleum Co. (a)(b)	52,416	3,064,239
Camber Energy, Inc. (a)(b)	257,093	171,481
Centennial Resource Development, Inc. Class A (a)	206,046	1,636,005
Centrus Energy Corp. Class A (a)(b)	11,219	287,094
Cheniere Energy, Inc.	262,552	35,909,237
Chesapeake Energy Corp. (b)	117,014	11,394,823
Chevron Corp.	2,149,503	375,432,194
Civitas Resources, Inc.	82,438	6,294,141
Clean Energy Fuels Corp. (a)(b)	190,277	1,052,232
CNX Resources Corp. (a)	225,258	4,892,604
Comstock Resources, Inc. (a)	102,306	1,974,506
ConocoPhillips Co.	1,452,423	163,194,248
CONSOL Energy, Inc. (a)	34,971	1,803,105
Continental Resources, Inc. (b)	67,891	4,621,340
Coterra Energy, Inc.	908,022	31,172,395
Crescent Energy, Inc. Class A (b)	31,646	571,843
CVR Energy, Inc.	32,725	1,126,722
Delek U.S. Holdings, Inc. (a)	82,226	2,397,710
Denbury, Inc. (a)	55,389	4,051,151
Devon Energy Corp.	701,517	52,543,623
Diamondback Energy, Inc.	190,573	28,970,907
Dorian LPG Ltd. (b)	35,627	605,659
DT Midstream, Inc.	107,836	6,265,272
Earthstone Energy, Inc. (a)(b)	31,111	560,620
Ecoark Holdings, Inc. (a)(b)	19,228	37,879
Enviva, Inc.	30,894	2,406,334
EOG Resources, Inc.	653,141	89,454,191
Epsilon Energy Ltd.	25,926	180,963
EQT Corp.	335,236	15,997,462
Equitrans Midstream Corp.	451,875	3,556,256
Evolution Petroleum Corp.	31,580	231,481
Exxon Mobil Corp.	4,720,868	453,203,328
Gevo, Inc. (a)(b)	226,849	952,766
Green Plains, Inc. (a)(b)	59,340	1,933,297
Gulfport Energy Corp. (a)	12,825	1,240,819
Hallador Energy Co. (a)(b)	23,266	112,142
Hess Corp.	307,465	37,839,718
HF Sinclair Corp.	165,389	8,120,600
Houston American Energy Corp. (a)(b)	6,711	32,146
International Seaways, Inc.	47,608	1,148,781
Kinder Morgan, Inc.	2,175,168	42,829,058
Kinetik Holdings, Inc.	7,321	615,257
Kosmos Energy Ltd. (a)	500,435	3,873,367
Laredo Petroleum, Inc. (a)	15,925	1,340,407
Lightbridge Corp. (a)(b)	8,825	48,714
Magnolia Oil & Gas Corp. Class A	162,768	4,494,024
Marathon Oil Corp.	869,933	27,341,994
Marathon Petroleum Corp.	644,894	65,643,760
Matador Resources Co. (b)	122,248	7,444,903
Murphy Oil Corp.	164,135	6,962,607
NACCO Industries, Inc. Class A	4,554	262,720
New Fortress Energy, Inc.	46,026	2,144,351
Nextdecade Corp. (a)	28,856	206,609
Northern Oil & Gas, Inc.	73,439	2,400,721
Oasis Petroleum, Inc.	20,501	3,254,124
Occidental Petroleum Corp.	988,993	68,547,105
ONEOK, Inc.	497,413	32,754,646
Overseas Shipholding Group, Inc. (a)	72,216	154,542
Ovintiv, Inc.	291,180	16,303,168
Par Pacific Holdings, Inc. (a)	51,863	850,553
PBF Energy, Inc. Class A (a)	105,230	3,493,636
PDC Energy, Inc.	107,698	8,523,220
Peabody Energy Corp. (a)	105,697	2,495,506
Pedevco Corp. (a)(b)	16,869	22,604
Phillips 66 Co.	522,514	52,674,636
Phx Minerals, Inc. Class A	32,020	112,070
Pioneer Natural Resources Co.	252,979	70,312,983
PrimeEnergy Corp. (a)	493	41,175
Range Resources Corp. (a)	278,505	9,455,245
Ranger Oil Corp. (a)	24,666	1,055,951
Renewable Energy Group, Inc. (a)	55,554	3,406,016
Rex American Resources Corp. (a)	5,561	483,195
Riley Exploration Permian, Inc.	4,284	117,681
Ring Energy, Inc. (a)(b)	91,415	405,883
SandRidge Energy, Inc. (a)	34,745	818,940
SilverBow Resources, Inc. (a)	10,747	415,049
Sitio Royalties Corp.	46,631	345,536
SM Energy Co.	136,763	6,601,550
Southwestern Energy Co. (a)	1,247,212	11,374,573
Talos Energy, Inc. (a)	46,422	1,002,715
Targa Resources Corp.	256,384	18,464,776
Tellurian, Inc. (a)(b)	442,514	2,110,792
Texas Pacific Land Corp. (b)	6,978	10,927,478
The Williams Companies, Inc.	1,352,755	50,133,100
U.S. Energy Corp. (b)	12,195	54,146
Uranium Energy Corp. (a)(b)	297,319	1,135,759
VAALCO Energy, Inc.	60,399	462,656
Valero Energy Corp.	456,345	59,142,312
Vertex Energy, Inc. (a)(b)	49,666	694,827
W&T Offshore, Inc. (a)	98,407	662,279
Whiting Petroleum Corp.	43,082	3,811,034
World Fuel Services Corp.	69,895	1,732,697
		2,014,326,499
TOTAL ENERGY		2,229,167,786
FINANCIALS - 11.9%
Banks - 4.2%
1st Source Corp.	19,608	921,968
ACNB Corp.	9,489	327,465
Allegiance Bancshares, Inc.	21,693	873,143
Amalgamated Financial Corp.	17,016	369,758
Amerant Bancorp, Inc. Class A	28,606	842,733
American National Bankshares, Inc.	12,172	433,445
Ameris Bancorp	72,991	3,327,660
AmeriServ Financial, Inc.	16,210	64,516
Ames National Corp.	9,414	214,451
Arrow Financial Corp.	17,378	575,733
Associated Banc-Corp.	173,605	3,593,624
Atlantic Union Bankshares Corp.	91,079	3,211,446
Auburn National Bancorp., Inc.	2,294	68,247
Banc of California, Inc.	59,882	1,152,130
BancFirst Corp.	20,578	1,867,042
Bancorp, Inc., Delaware (a)	63,574	1,324,246
Bank First National Corp.	6,613	480,567
Bank of America Corp.	7,926,430	294,863,196
Bank of Hawaii Corp. (b)	44,257	3,517,546
Bank of Marin Bancorp	18,373	604,472
Bank of South Carolina Corp.	1,655	27,639
Bank of the James Financial Group, Inc.	6,254	80,426
Bank OZK	133,154	5,521,896
Bank7 Corp.	2,734	66,737
BankFinancial Corp.	15,633	151,796
BankUnited, Inc.	93,508	3,895,543
Bankwell Financial Group, Inc.	5,907	211,116
Banner Corp.	38,161	2,217,536
Bar Harbor Bankshares	16,588	452,023
BayCom Corp. (b)	12,793	296,414
BayFirst Financial Corp. (b)	2,480	40,027
BCB Bancorp, Inc.	16,909	341,055
Berkshire Hills Bancorp, Inc.	53,416	1,394,692
Blue Ridge Bankshares, Inc.	17,066	259,574
BOK Financial Corp.	33,558	2,891,693
Brookline Bancorp, Inc., Delaware	84,901	1,203,047
Business First Bancshares, Inc.	21,506	475,928
Byline Bancorp, Inc.	26,650	665,717
C & F Financial Corp.	3,192	160,877
Cadence Bank	209,469	5,599,106
California Bancorp, Inc. (a)	8,230	170,690
Cambridge Bancorp	7,884	658,314
Camden National Corp.	16,415	726,528
Capital Bancorp, Inc.	8,762	205,381
Capital City Bank Group, Inc.	14,712	401,638
Capstar Financial Holdings, Inc.	20,093	418,537
Carter Bankshares, Inc. (a)	29,699	439,248
Cathay General Bancorp	83,643	3,438,564
CB Financial Services, Inc. (b)	4,567	103,351
CBTX, Inc.	21,113	600,031
Central Pacific Financial Corp.	29,174	704,260
Central Valley Community Bancorp	10,451	175,577
Chemung Financial Corp.	3,381	147,243
ChoiceOne Financial Services, Inc.	7,191	151,083
Citigroup, Inc.	2,213,409	118,218,175
Citizens & Northern Corp.	17,469	425,195
Citizens Community Bancorp, Inc.	8,162	108,228
Citizens Financial Group, Inc.	554,305	22,937,141
Citizens Holding Co.	5,474	98,641
City Holding Co.	16,599	1,362,612
Civista Bancshares, Inc.	14,988	319,994
CNB Financial Corp., Pennsylvania	18,374	461,739
Coastal Financial Corp. of Washington (a)	11,613	458,249
Codorus Valley Bancorp, Inc.	8,016	186,853
Colony Bankcorp, Inc.	15,861	268,051
Columbia Banking Systems, Inc. (b)	86,124	2,596,639
Comerica, Inc.	144,247	12,002,793
Commerce Bancshares, Inc.	125,230	8,663,411
Community Bank System, Inc.	59,126	3,902,316
Community Financial Corp.	5,537	212,455
Community Trust Bancorp, Inc.	16,229	682,429
Community West Bancshares	8,703	118,883
ConnectOne Bancorp, Inc.	39,710	1,094,408
CrossFirst Bankshares, Inc. (a)	50,154	673,568
Cullen/Frost Bankers, Inc.	62,869	7,857,368
Customers Bancorp, Inc. (a)	33,555	1,385,822
CVB Financial Corp.	149,567	3,706,270
Dime Community Bancshares, Inc.	36,423	1,145,139
Eagle Bancorp Montana, Inc.	6,150	121,155
Eagle Bancorp, Inc.	35,076	1,738,367
East West Bancorp, Inc.	160,205	11,781,476
Eastern Bankshares, Inc.	188,968	3,679,207
Emclaire Financial Corp.	2,863	98,831
Enterprise Bancorp, Inc.	9,894	334,120
Enterprise Financial Services Corp.	41,667	1,929,599
Equity Bancshares, Inc.	17,139	557,189
Esquire Financial Holdings, Inc.	8,128	310,327
Evans Bancorp, Inc.	5,356	201,064
Farmers & Merchants Bancorp, Inc.	11,913	480,094
Farmers National Banc Corp.	35,027	543,969
FB Financial Corp. (b)	39,573	1,662,857
Fidelity D & D Bancorp, Inc. (b)	5,204	205,038
Fifth Third Bancorp	764,286	30,135,797
Financial Institutions, Inc.	16,347	460,168
Finward Bancorp (b)	3,213	121,805
FinWise BanCorp (b)	3,407	46,369
First Bancorp, North Carolina	38,721	1,450,876
First Bancorp, Puerto Rico	221,702	3,310,011
First Bancshares, Inc.	23,632	711,323
First Bank Hamilton New Jersey	15,618	223,337
First Busey Corp.	56,050	1,314,373
First Business Finance Services, Inc.	7,770	267,288
First Capital, Inc.	3,136	106,969
First Citizens Bancshares, Inc. (b)	14,970	10,484,988
First Commonwealth Financial Corp.	103,638	1,451,968
First Community Bankshares, Inc.	17,014	490,003
First Community Corp.	6,412	119,263
First Financial Bancorp, Ohio	105,912	2,222,034
First Financial Bankshares, Inc. (b)	142,046	5,857,977
First Financial Corp., Indiana	11,678	525,276
First Financial Northwest, Inc.	8,821	149,075
First Foundation, Inc.	55,742	1,256,982
First Guaranty Bancshares, Inc.	6,539	190,939
First Hawaiian, Inc.	147,777	3,784,569
First Horizon National Corp.	595,702	13,599,877
First Internet Bancorp	9,811	379,195
First Interstate Bancsystem, Inc.	90,674	3,451,959
First Merchants Corp.	62,499	2,572,459
First Mid-Illinois Bancshares, Inc.	18,656	702,398
First National Corp. (b)	3,023	61,972
First Northwest Bancorp	9,923	170,973
First of Long Island Corp.	25,142	478,201
First Republic Bank	200,237	31,042,742
First Savings Financial Group, Inc.	5,382	133,743
First U.S. Bancshares, Inc.	8,570	92,985
First United Corp.	6,093	129,537
First Western Financial, Inc. (a)	7,098	228,201
Five Star Bancorp	6,465	168,284
Flushing Financial Corp.	33,370	770,847
FNB Corp., Pennsylvania	391,309	4,754,404
FNCB Bancorp, Inc.	13,381	103,703
Franklin Financial Services Corp.	4,304	131,315
Fulton Financial Corp.	190,615	3,021,248
FVCBankcorp, Inc. (a)	11,124	230,267
German American Bancorp, Inc.	28,518	1,084,540
Glacier Bancorp, Inc.	120,059	5,812,056
Great Southern Bancorp, Inc.	10,971	651,129
Guaranty Bancshares, Inc. Texas	9,603	350,125
Hancock Whitney Corp.	95,729	4,771,133
Hanmi Financial Corp.	34,825	812,816
HarborOne Bancorp, Inc.	54,104	773,146
Hawthorn Bancshares, Inc.	6,148	162,738
HBT Financial, Inc.	10,729	186,577
Heartland Financial U.S.A., Inc.	44,961	1,988,625
Heritage Commerce Corp.	68,311	783,527
Heritage Financial Corp., Washington	40,073	1,045,905
Hilltop Holdings, Inc.	66,919	2,008,239
Home Bancshares, Inc.	165,626	3,741,491
HomeStreet, Inc.	25,795	1,039,796
HomeTrust Bancshares, Inc.	18,062	484,784
Hope Bancorp, Inc.	132,828	1,936,632
Horizon Bancorp, Inc. Indiana	43,762	786,403
Huntington Bancshares, Inc.	1,614,524	22,409,593
Independent Bank Corp.	22,037	436,553
Independent Bank Corp.	52,334	4,359,422
Independent Bank Group, Inc.	40,866	2,986,487
International Bancshares Corp.	64,331	2,697,399
Investar Holding Corp.	8,801	194,502
JPMorgan Chase & Co.	3,295,547	435,770,180
KeyCorp	1,041,358	20,785,506
Lakeland Bancorp, Inc.	69,749	1,082,504
Lakeland Financial Corp. (b)	27,995	2,020,119
Landmark Bancorp, Inc.	2,994	76,407
LCNB Corp.	16,108	254,990
Limestone Bancorp, Inc.	2,642	53,580
Live Oak Bancshares, Inc. (b)	35,775	1,436,724
M&T Bank Corp.	200,194	36,028,914
Macatawa Bank Corp.	25,963	240,677
Mainstreet Bancshares, Inc.	6,493	161,156
Malvern Bancorp, Inc. (a)	4,373	70,230
Mercantile Bank Corp.	15,532	513,333
Meridian Bank/Malvern, PA	5,109	160,678
Meta Financial Group, Inc.	33,014	1,372,392
Metrocity Bankshares, Inc.	21,296	432,522
Metropolitan Bank Holding Corp. (a)	12,138	937,418
Mid Penn Bancorp, Inc.	14,775	405,869
Middlefield Banc Corp.	5,696	142,058
Midland States Bancorp, Inc.	22,860	614,477
MidWestOne Financial Group, Inc.	15,690	477,447
MVB Financial Corp. (b)	12,116	452,290
National Bank Holdings Corp. (b)	33,856	1,379,632
National Bankshares, Inc.	5,979	192,225
NBT Bancorp, Inc.	48,350	1,787,983
Nicolet Bankshares, Inc. (a)	13,333	1,064,773
Northeast Bank	8,545	323,086
Northrim Bancorp, Inc.	6,316	262,493
Northwest Bancshares, Inc. (b)	145,169	1,871,228
Norwood Financial Corp.	7,276	191,286
Oak Valley Bancorp Oakdale California	6,445	109,436
OceanFirst Financial Corp.	65,563	1,322,406
OFG Bancorp	54,994	1,558,530
Ohio Valley Banc Corp. (b)	3,377	103,032
Old National Bancorp, Indiana (b)	332,954	5,293,969
Old Point Financial Corp.	6,643	165,610
Old Second Bancorp, Inc.	50,507	771,242
Orange County Bancorp, Inc. (b)	1,230	45,756
Origin Bancorp, Inc.	24,503	957,577
Orrstown Financial Services, Inc.	11,480	282,178
Pacific Premier Bancorp, Inc.	105,585	3,437,848
PacWest Bancorp	132,157	4,173,518
Park National Corp.	16,258	2,011,277
Parke Bancorp, Inc.	11,281	278,641
Partners Bancorp	9,547	89,074
Patriot National Bancorp, Inc. (a)(b)	1,783	25,283
PCB Bancorp	14,270	285,828
Peapack-Gladstone Financial Corp.	18,975	639,458
Penns Woods Bancorp, Inc.	6,750	157,680
Peoples Bancorp of North Carolina	4,303	112,523
Peoples Bancorp, Inc.	27,359	781,920
Peoples Financial Services Corp. (b)	7,532	397,916
Pinnacle Financial Partners, Inc.	84,328	6,865,986
Plumas Bancorp	4,850	141,135
PNC Financial Services Group, Inc.	467,880	82,070,831
Popular, Inc.	87,942	7,185,741
Preferred Bank, Los Angeles	14,462	990,792
Premier Financial Corp.	39,995	1,086,664
Primis Financial Corp.	20,540	277,290
Professional Holdings Corp. (A Shares) (a)	13,343	294,347
Prosperity Bancshares, Inc.	112,369	8,146,753
QCR Holdings, Inc.	21,389	1,185,378
RBB Bancorp	16,097	345,442
Red River Bancshares, Inc.	5,150	264,453
Regions Financial Corp.	1,056,459	23,337,179
Renasant Corp.	62,113	1,921,776
Republic Bancorp, Inc., Kentucky Class A	10,783	495,479
Republic First Bancorp, Inc. (a)(b)	51,358	208,513
Richmond Mutual Bancorp., Inc.	12,040	180,720
Riverview Bancorp, Inc.	20,464	139,360
S&T Bancorp, Inc.	44,363	1,304,716
Salisbury Bancorp, Inc. (b)	2,343	123,921
Sandy Spring Bancorp, Inc.	50,298	2,130,120
SB Financial Group, Inc.	6,915	125,853
Seacoast Banking Corp., Florida	65,473	2,241,796
ServisFirst Bancshares, Inc.	53,928	4,495,438
Shore Bancshares, Inc. (b)	19,880	402,172
Sierra Bancorp	14,213	307,711
Signature Bank	70,019	15,143,009
Silvergate Capital Corp. (a)	33,654	2,641,839
Simmons First National Corp. Class A	138,502	3,560,886
SmartFinancial, Inc.	16,944	438,850
Sound Financial Bancorp, Inc.	3,078	113,486
South Plains Financial, Inc.	14,508	358,638
Southern First Bancshares, Inc. (a)	7,291	328,824
Southern States Bancshares, Inc.	804	18,588
Southside Bancshares, Inc. (b)	36,095	1,455,711
Southstate Corp.	85,108	6,878,429
Stock Yards Bancorp, Inc.	27,745	1,636,955
Summit Financial Group, Inc.	10,505	287,627
Summit State Bank	4,162	65,135
SVB Financial Group (a)	65,385	31,945,149
Synovus Financial Corp.	168,804	7,199,491
Texas Capital Bancshares, Inc. (a)	55,602	3,143,181
The Bank of Princeton	5,813	172,414
The First Bancorp, Inc.	9,551	289,109
Third Coast Bancshares, Inc.	3,762	93,448
Tompkins Financial Corp. (b)	13,404	1,021,519
TowneBank	72,350	2,132,878
Trico Bancshares	30,816	1,397,197
TriState Capital Holdings, Inc. (a)	37,870	1,158,065
Triumph Bancorp, Inc. (a)	26,406	1,920,772
Truist Financial Corp.	1,487,664	73,996,407
Trustmark Corp. (b)	67,705	1,969,538
U.S. Bancorp	1,508,110	80,035,398
UMB Financial Corp.	47,658	4,401,216
Umpqua Holdings Corp.	238,884	4,216,303
Union Bankshares, Inc.	4,955	141,763
United Bancorp, Inc.	8,035	126,632
United Bancshares, Inc.	674	20,968
United Bankshares, Inc., West Virginia (b)	150,323	5,646,132
United Community Bank, Inc.	116,081	3,648,426
United Security Bancshares, California	12,691	99,878
Unity Bancorp, Inc.	6,190	179,510
Univest Corp. of Pennsylvania	32,986	874,129
USCB Financial Holdings, Inc. (a)	7,672	99,352
Valley National Bancorp	466,230	5,925,783
Veritex Holdings, Inc.	53,908	1,857,670
Virginia National Bankshares C	3,473	112,108
Washington Federal, Inc.	71,729	2,327,606
Washington Trust Bancorp, Inc.	19,250	966,350
Webster Financial Corp.	199,074	9,772,543
Wells Fargo & Co.	4,335,331	198,428,100
WesBanco, Inc.	69,654	2,372,415
West Bancorp., Inc.	16,446	418,551
Westamerica Bancorp.	29,818	1,795,342
Western Alliance Bancorp.	117,977	9,599,788
Wintrust Financial Corp.	65,697	5,741,261
Zions Bancorp NA	167,421	9,549,694
		1,941,422,173
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	44,888	5,997,935
Ameriprise Financial, Inc.	123,725	34,181,506
Ares Management Corp.	190,239	13,539,310
Artisan Partners Asset Management, Inc.	74,411	2,858,127
Ashford, Inc. (a)	1,740	27,466
Assetmark Financial Holdings, Inc. (a)	22,993	480,324
Associated Capital Group, Inc.	2,969	117,543
B. Riley Financial, Inc. (b)	18,686	1,015,584
Bakkt Holdings, Inc. Class A (a)(b)	41,545	118,403
Bank of New York Mellon Corp.	824,548	38,432,182
BGC Partners, Inc. Class A	402,518	1,312,209
BlackRock, Inc. Class A	158,893	106,312,128
Blackstone, Inc.	785,694	92,546,896
Blucora, Inc. (a)	53,705	950,041
Blue Owl Capital, Inc. Class A (b)	368,662	4,623,021
Bridge Investment Group Holdings, Inc.	27,598	532,917
BrightSphere Investment Group, Inc.	37,097	756,408
Carlyle Group LP	153,709	5,922,408
Cboe Global Markets, Inc.	119,080	13,373,875
Charles Schwab Corp.	1,676,985	117,556,649
CME Group, Inc.	400,874	79,705,777
Cohen & Co., Inc.	202	3,315
Cohen & Steers, Inc. (b)	28,041	2,137,005
Coinbase Global, Inc. (a)(b)	33,083	2,583,782
Cowen Group, Inc. Class A (b)	29,396	780,170
Diamond Hill Investment Group, Inc.	3,402	636,650
Donnelley Financial Solutions, Inc. (a)	32,473	1,010,235
Evercore, Inc. Class A	42,963	4,906,375
FactSet Research Systems, Inc.	42,068	16,060,721
Federated Hermes, Inc.	106,397	3,614,306
Focus Financial Partners, Inc. Class A (a)	64,492	2,431,348
Franklin Resources, Inc.	314,228	8,509,294
GAMCO Investors, Inc. Class A	4,097	84,234
GCM Grosvenor, Inc. Class A (b)	40,217	329,377
Goldman Sachs Group, Inc.	378,056	123,567,604
Greenhill & Co., Inc. (b)	14,352	176,530
Hamilton Lane, Inc. Class A	38,668	2,689,359
Hennessy Advisors, Inc. (b)	1,863	19,301
Heritage Global, Inc. (a)	30,061	35,773
Houlihan Lokey	56,055	4,817,367
Interactive Brokers Group, Inc. (b)	96,672	5,949,195
Intercontinental Exchange, Inc.	626,258	64,122,557
Invesco Ltd.	376,867	7,288,608
Janus Henderson Group PLC	187,245	5,263,457
Jefferies Financial Group, Inc.	213,776	7,058,884
KKR & Co. LP	653,408	35,813,292
Lazard Ltd. Class A	124,337	4,384,123
LPL Financial	89,476	17,554,296
Manning & Napier, Inc. Class A	16,920	214,884
MarketAxess Holdings, Inc.	42,514	11,975,344
MarketWise, Inc. Class A (a)(b)	29,782	95,302
Moelis & Co. Class A	69,841	3,276,940
Moody's Corp.	180,248	54,357,389
Morgan Stanley	1,580,708	136,162,187
Morningstar, Inc.	26,254	6,748,066
MSCI, Inc.	90,530	40,045,946
NASDAQ, Inc.	129,943	20,174,950
Northern Trust Corp.	231,330	25,851,128
Open Lending Corp. (a)	113,546	1,494,265
Oppenheimer Holdings, Inc. Class A (non-vtg.)	9,673	345,423
P10, Inc.	31,210	358,915
Perella Weinberg Partners Class A	52,439	393,293
Piper Jaffray Companies (b)	15,495	2,042,086
PJT Partners, Inc.	27,055	2,051,851
Pzena Investment Management, Inc. (b)	23,303	164,752
Raymond James Financial, Inc.	208,699	20,554,765
S&P Global, Inc.	394,791	137,971,559
Safeguard Scientifics, Inc. (a)	19,693	80,938
Sculptor Capital Management, Inc. Class A (b)	20,735	249,235
SEI Investments Co.	122,128	7,135,939
Siebert Financial Corp. (a)(b)	7,387	12,262
Silvercrest Asset Management Group Class A	8,588	178,974
State Street Corp.	409,012	29,649,280
StepStone Group, Inc. Class A	54,639	1,489,459
Stifel Financial Corp.	115,667	7,422,351
StoneX Group, Inc. (a)	18,874	1,416,871
T. Rowe Price Group, Inc.	255,926	32,525,635
TPG, Inc. (b)	38,743	1,130,133
Tradeweb Markets, Inc. Class A	118,700	8,025,307
U.S. Global Investors, Inc. Class A	14,361	69,076
Value Line, Inc.	1,208	85,297
Victory Capital Holdings, Inc.	25,336	716,502
Virtu Financial, Inc. Class A	90,423	2,362,753
Virtus Investment Partners, Inc.	7,957	1,532,996
Westwood Holdings Group, Inc.	7,404	111,689
WisdomTree Investments, Inc. (b)	146,294	870,449
		1,401,532,058
Consumer Finance - 0.6%
Ally Financial, Inc.	381,745	16,812,050
American Express Co.	685,641	115,749,914
Atlanticus Holdings Corp. (a)(b)	5,721	222,604
Capital One Financial Corp.	461,573	59,016,724
Consumer Portfolio Services, Inc. (a)	12,807	173,407
Credit Acceptance Corp. (a)(b)	8,893	5,294,092
CURO Group Holdings Corp. (b)	25,064	218,057
Discover Financial Services	321,540	36,491,575
Elevate Credit, Inc. (a)	24,596	66,655
Encore Capital Group, Inc. (a)	28,115	1,718,108
Enova International, Inc. (a)	38,079	1,202,535
EZCORP, Inc. (non-vtg.) Class A (a)	61,916	469,323
FirstCash Holdings, Inc.	44,731	3,339,169
Green Dot Corp. Class A (a)	61,237	1,766,075
Katapult Holdings, Inc. (a)(b)	61,862	85,370
LendingClub Corp. (a)	111,671	1,755,468
LendingTree, Inc. (a)(b)	12,841	810,396
Medallion Financial Corp.	23,897	184,963
MoneyLion, Inc. (a)(b)	98,747	173,795
Navient Corp.	173,520	2,776,320
Nelnet, Inc. Class A	22,710	1,923,310
Nicholas Financial, Inc. (a)	1,682	15,626
OneMain Holdings, Inc.	120,219	5,296,849
Oportun Financial Corp. (a)	20,657	232,598
OppFi, Inc. Class A (a)(b)	16,122	58,845
PRA Group, Inc. (a)	47,720	1,765,640
PROG Holdings, Inc. (a)(b)	62,620	1,827,878
Regional Management Corp.	10,410	495,308
SLM Corp.	307,913	6,032,016
SoFi Technologies, Inc. (a)(b)	715,484	5,351,820
Sunlight Financial Holdings, Inc. Class A (a)	40,790	188,858
Synchrony Financial	585,105	21,672,289
Upstart Holdings, Inc. (a)(b)	54,412	2,742,365
World Acceptance Corp. (a)(b)	4,487	664,390
		296,594,392
Diversified Financial Services - 1.5%
A-Mark Precious Metals, Inc.	10,510	799,075
Alerus Financial Corp. (b)	16,841	427,761
Apollo Global Management, Inc.	416,041	23,980,603
Berkshire Hathaway, Inc. Class B (a)	2,040,944	644,897,485
Cannae Holdings, Inc. (a)	94,214	1,909,718
Equitable Holdings, Inc.	416,793	12,674,675
FlexShopper, Inc. (a)	13,495	15,654
Jackson Financial, Inc.	102,947	3,748,300
LM Funding America, Inc. (a)	13,321	19,848
SWK Holdings Corp. (a)	10,764	206,561
Voya Financial, Inc. (b)	119,112	8,172,274
		696,851,954
Insurance - 2.3%
AFLAC, Inc.	668,472	40,489,349
Alleghany Corp. (a)	15,226	12,695,134
Allstate Corp.	312,541	42,721,229
AMBAC Financial Group, Inc. (a)	57,517	616,007
American Equity Investment Life Holding Co.	93,010	3,744,583
American Financial Group, Inc.	74,147	10,476,971
American International Group, Inc.	926,655	54,376,115
Amerisafe, Inc.	20,799	1,048,270
Aon PLC	239,484	66,018,554
Arch Capital Group Ltd. (a)	429,012	20,360,910
Argo Group International Holdings, Ltd. (b)	39,000	1,652,040
Arthur J. Gallagher & Co.	233,231	37,769,428
Assurant, Inc.	63,508	11,221,229
Assured Guaranty Ltd.	77,131	4,539,159
Atlantic American Corp. (b)	6,710	20,935
Axis Capital Holdings Ltd.	85,336	4,998,130
Brighthouse Financial, Inc. (a)	85,806	4,214,791
Brown & Brown, Inc.	261,994	15,554,584
BRP Group, Inc. (a)	62,177	1,568,104
Chubb Ltd.	480,172	101,455,542
Cincinnati Financial Corp.	167,805	21,455,547
Citizens, Inc. Class A (a)(b)	46,779	155,306
CNA Financial Corp.	31,762	1,455,970
CNO Financial Group, Inc.	133,953	2,755,413
Crawford & Co.:
Class A	17,053	139,835
Class B	8,760	65,788
Donegal Group, Inc. Class A	17,265	279,348
eHealth, Inc. (a)	25,557	268,349
Employers Holdings, Inc.	30,094	1,246,193
Enstar Group Ltd. (a)	13,842	3,210,375
Erie Indemnity Co. Class A	27,716	4,649,359
Everest Re Group Ltd.	43,957	12,417,853
Fednat Holding Co. (a)	14,110	5,418
FG Financial Group, Inc. (a)(b)	3,476	8,725
Fidelity National Financial, Inc.	317,005	13,409,312
First American Financial Corp.	122,901	7,446,572
Genworth Financial, Inc. Class A (a)	564,480	2,286,144
Globe Life, Inc.	104,355	10,181,917
GoHealth, Inc. (a)(b)	69,785	55,800
Goosehead Insurance (b)	22,079	1,143,251
Greenlight Capital Re, Ltd. (a)	25,837	202,045
Hagerty, Inc. Class A (a)(b)	29,534	328,713
Hallmark Financial Services, Inc. (a)	17,730	50,708
Hanover Insurance Group, Inc.	39,514	5,792,752
Hartford Financial Services Group, Inc.	372,522	27,011,570
HCI Group, Inc. (b)	9,206	625,732
Heritage Insurance Holdings, Inc.	27,593	100,990
Hippo Holdings, Inc. (a)(b)	421,293	598,236
Horace Mann Educators Corp.	46,024	1,862,131
Investors Title Co.	1,626	269,802
James River Group Holdings Ltd.	42,430	1,084,087
Kemper Corp.	66,529	3,514,727
Kingstone Companies, Inc.	6,183	27,329
Kingsway Financial Services, Inc. (a)	20,658	111,553
Kinsale Capital Group, Inc.	24,436	5,372,988
Lemonade, Inc. (a)(b)	43,698	982,768
Lincoln National Corp.	184,468	10,686,231
Loews Corp.	219,022	14,343,751
Maiden Holdings Ltd. (a)(b)	67,310	164,236
Markel Corp. (a)	15,159	20,759,189
Marpai, Inc. (b)	14,531	18,018
Marsh & McLennan Companies, Inc.	562,289	89,938,126
MBIA, Inc. (a)(b)	53,957	755,938
Mercury General Corp.	29,609	1,449,361
MetLife, Inc.	781,472	52,663,398
MetroMile, Inc. (a)	68,620	72,051
Midwest Holding, Inc. (a)(b)	3,043	36,516
National Security Group, Inc.	1,446	23,469
National Western Life Group, Inc.	2,482	518,961
NI Holdings, Inc. (a)	6,998	116,867
Old Republic International Corp.	314,611	7,525,495
Oscar Health, Inc. (a)(b)	42,011	203,333
Oxbridge Re Holdings Ltd. (a)	2,611	13,577
Palomar Holdings, Inc. (a)	27,786	1,726,900
Primerica, Inc.	43,801	5,518,926
Principal Financial Group, Inc. (b)	273,615	19,954,742
ProAssurance Corp.	60,803	1,350,435
Progressive Corp.	652,276	77,868,709
Prudential Financial, Inc.	421,574	44,792,238
Reinsurance Group of America, Inc.	75,435	9,493,495
Reliance Global Group, Inc. (a)(b)	7,434	18,882
RenaissanceRe Holdings Ltd.	48,731	7,481,183
RLI Corp. (b)	44,241	5,358,470
Root, Inc. (a)(b)	109,970	152,858
Ryan Specialty Group Holdings, Inc. (b)	64,563	2,425,632
Safety Insurance Group, Inc.	16,047	1,490,124
Selective Insurance Group, Inc.	66,682	5,287,883
Selectquote, Inc. (a)(b)	132,943	388,194
Siriuspoint Ltd. (a)	94,657	530,079
Stewart Information Services Corp.	29,792	1,653,158
The Travelers Companies, Inc.	269,473	48,246,446
Tiptree, Inc.	22,494	243,610
Trean Insurance Group, Inc. (a)	20,091	143,651
Trupanion, Inc. (a)(b)	39,052	2,611,798
United Fire Group, Inc.	23,598	764,811
United Insurance Holdings Corp.	20,813	35,590
Universal Insurance Holdings, Inc.	29,145	375,971
Unum Group	226,656	8,261,611
W.R. Berkley Corp.	235,165	16,727,286
White Mountains Insurance Group Ltd.	3,289	4,094,345
Willis Towers Watson PLC	135,829	28,669,427
		1,061,068,641
Mortgage Real Estate Investment Trusts - 0.2%
Acres Commercial Realty Corp.	9,778	96,313
AG Mortgage Investment Trust, Inc.	22,763	185,291
AGNC Investment Corp.	591,099	7,229,141
Angel Oak Mortgage, Inc. (b)	11,107	169,937
Annaly Capital Management, Inc.	1,731,381	11,444,428
Apollo Commercial Real Estate Finance, Inc.	145,208	1,848,498
Arbor Realty Trust, Inc.	166,201	2,729,020
Ares Commercial Real Estate Corp.	51,577	758,182
Arlington Asset Investment Corp. (a)	30,324	105,831
Armour Residential REIT, Inc. (b)	99,125	749,385
Blackstone Mortgage Trust, Inc.	186,566	5,804,068
BrightSpire Capital, Inc.	104,650	930,339
Broadmark Realty Capital, Inc. (b)	150,042	1,108,810
Cherry Hill Mortgage Investment Corp. (b)	15,926	110,526
Chimera Investment Corp.	260,032	2,548,314
Dynex Capital, Inc.	43,268	705,268
Ellington Financial LLC (b)	69,820	1,081,512
Ellington Residential Mortgage REIT (b)	15,394	125,615
Franklin BSP Realty Trust, Inc.	50,886	787,715
Granite Point Mortgage Trust, Inc.	63,974	703,714
Great Ajax Corp.	26,135	275,724
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	93,747	3,568,948
Invesco Mortgage Capital, Inc. (b)	328,832	585,321
KKR Real Estate Finance Trust, Inc.	49,771	1,016,324
Ladder Capital Corp. Class A	123,511	1,427,787
Lument Finance Trust, Inc.	39,742	102,137
Manhattan Bridge Capital, Inc.	7,667	43,165
MFA Financial, Inc.	110,448	1,493,257
New Residential Investment Corp.	514,600	5,814,980
New York Mortgage Trust, Inc.	426,429	1,292,080
Nexpoint Real Estate Finance, Inc.	15,101	368,917
Orchid Island Capital, Inc. (b)	273,188	852,347
PennyMac Mortgage Investment Trust	110,319	1,784,961
Ready Capital Corp.	89,600	1,315,328
Redwood Trust, Inc.	124,011	1,264,912
Sachem Capital Corp.	28,804	143,444
Seven Hills Realty Trust (b)	13,455	146,525
Starwood Property Trust, Inc.	338,626	8,089,775
TPG RE Finance Trust, Inc.	66,889	701,666
Two Harbors Investment Corp.	381,831	2,038,978
Western Asset Mortgage Capital Corp.	69,658	87,769
		71,636,252
Thrifts & Mortgage Finance - 0.1%
1895 Bancorp of Wisconsin, Inc.	2,017	20,069
Axos Financial, Inc. (a)	59,641	2,305,125
Blue Foundry Bancorp	32,898	393,789
Bogota Financial Corp. (a)	2,919	32,459
Bridgewater Bancshares, Inc. (a)	24,168	392,247
Broadway Financial Corp. (a)	30,602	53,554
Capitol Federal Financial, Inc.	143,949	1,461,082
Carver Bancorp, Inc. (a)	721	8,479
Cf Bankshares, Inc. (b)	410	8,524
Columbia Financial, Inc. (a)	46,594	968,689
ESSA Bancorp, Inc.	7,742	122,324
Essent Group Ltd.	123,074	5,266,336
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	12,663	1,329,742
FFBW, Inc. (a)	4,260	52,739
Finance of America Companies, Inc. (a)(b)	21,279	51,495
Flagstar Bancorp, Inc.	58,597	2,257,742
FS Bancorp, Inc. (b)	8,438	255,250
Greene County Bancorp, Inc.	3,409	190,870
Guild Holdings Co. Class A (b)	6,801	74,743
Hingham Institution for Savings	1,772	572,002
HMN Financial, Inc.	7,447	172,100
Home Bancorp, Inc.	8,912	306,484
Impac Mortgage Holdings, Inc. (a)	6,758	5,302
Kearny Financial Corp.	81,273	1,008,598
loanDepot, Inc. (b)	18,549	50,639
Luther Burbank Corp.	15,778	215,212
Magyar Bancorp, Inc.	2,799	33,196
Merchants Bancorp	28,749	732,812
MGIC Investment Corp.	356,353	4,963,997
Mr. Cooper Group, Inc. (a)	82,653	3,583,834
New York Community Bancorp, Inc. (b)	517,542	5,165,069
NMI Holdings, Inc. (a)	99,031	1,842,967
Northeast Community Bancorp, Inc.	17,396	194,835
Northfield Bancorp, Inc.	52,779	701,433
NSTS Bancorp, Inc. (b)	2,012	22,695
Ocwen Financial Corp. (a)	8,712	243,762
OP Bancorp	12,761	157,343
PCSB Financial Corp.	15,187	297,513
PennyMac Financial Services, Inc.	33,933	1,663,396
Pioneer Bancorp, Inc. (a)	9,247	93,302
Ponce Financial Group, Inc. (a)(b)	28,304	266,624
Provident Bancorp, Inc.	17,089	256,677
Provident Financial Holdings, Inc. (b)	5,876	87,141
Provident Financial Services, Inc.	90,572	2,082,250
Prudential Bancorp, Inc.	11,205	179,840
Radian Group, Inc.	203,134	4,369,412
Randolph Bancorp, Inc.	4,697	121,887
Rocket Companies, Inc. (b)	148,182	1,344,011
Security National Financial Corp. Class A	14,164	131,300
Southern Missouri Bancorp, Inc.	8,142	380,069
Sterling Bancorp, Inc. (a)	24,594	162,812
Territorial Bancorp, Inc.	9,496	202,930
TFS Financial Corp.	59,725	897,070
Timberland Bancorp, Inc./Washington	7,996	202,859
Trustco Bank Corp., New York	22,284	717,768
UWM Holdings Corp. Class A (b)	118,886	481,488
Velocity Financial, Inc. (a)	15,919	174,313
Walker & Dunlop, Inc.	33,977	3,612,095
Waterstone Financial, Inc.	26,585	459,655
Western New England Bancorp, Inc.	23,468	199,478
William Penn Bancorp, Inc.	13,292	153,390
WSFS Financial Corp.	72,845	3,116,309
		56,871,127
TOTAL FINANCIALS		5,525,976,597
HEALTH CARE - 14.0%
Biotechnology - 2.5%
180 Life Sciences Corp. (a)(b)	22,437	36,348
2seventy bio, Inc. (a)	24,782	307,297
4D Molecular Therapeutics, Inc. (a)(b)	27,471	208,505
89Bio, Inc. (a)(b)	8,522	25,651
Aadi Bioscience, Inc. (a)(b)	24,205	389,943
Aadi Bioscience, Inc. rights (a)(c)	36,950	739
AbbVie, Inc.	1,971,519	290,542,755
Abeona Therapeutics, Inc. (a)	59,626	10,035
ACADIA Pharmaceuticals, Inc. (a)	130,391	2,105,815
Achieve Life Sciences, Inc. (a)(b)	10,848	74,851
Acorda Therapeutics, Inc. (a)(b)	7,506	3,821
Actinium Pharmaceuticals, Inc. (a)(b)	22,258	122,864
Acumen Pharmaceuticals, Inc. (b)	11,625	41,153
Acurx Pharmaceuticals, Inc. (b)	2,258	5,848
Adagio Therapeutics, Inc.	18,350	54,316
Adicet Bio, Inc. (a)	20,148	238,149
Adicet Bio, Inc. rights (a)(c)	1,929	0
Aditxt, Inc. (a)(b)	10,229	2,891
ADMA Biologics, Inc. (a)(b)	202,417	414,955
Adverum Biotechnologies, Inc. (a)	83,898	75,273
Aeglea BioTherapeutics, Inc. (a)	41,895	66,194
Aerovate Therapeutics, Inc.	9,344	113,530
Aevi Genomic Medicine, Inc. rights (a)(c)	12,284	413
Agenus, Inc. (a)	256,698	428,686
AgeX Therapeutics, Inc. (a)(b)	10,213	7,401
Agios Pharmaceuticals, Inc. (a)	62,240	1,211,813
Aikido Pharma, Inc. (a)(b)	82,272	24,846
Aileron Therapeutics, Inc. (a)	69,639	29,409
AIM ImmunoTech, Inc. (a)(b)	39,596	36,032
Akebia Therapeutics, Inc. (a)	187,052	69,191
Akero Therapeutics, Inc. (a)	24,295	209,909
Akouos, Inc. (a)(b)	25,378	79,179
Alaunos Therapeutics, Inc. (a)(b)	209,553	108,507
Albireo Pharma, Inc. (a)(b)	21,304	424,589
Aldeyra Therapeutics, Inc. (a)(b)	53,747	166,078
Alector, Inc. (a)	66,582	589,917
Aligos Therapeutics, Inc. (a)(b)	19,513	25,172
Alkermes PLC (a)	183,065	5,464,490
Allakos, Inc. (a)	35,762	107,286
Allena Pharmaceuticals, Inc. (a)	52,533	6,199
Allogene Therapeutics, Inc. (a)(b)	85,488	677,920
Allovir, Inc. (a)(b)	30,171	116,762
Alnylam Pharmaceuticals, Inc. (a)	134,788	16,956,330
Alpine Immune Sciences, Inc. (a)	15,627	145,331
Altimmune, Inc. (a)	36,581	185,100
ALX Oncology Holdings, Inc. (a)	22,313	171,141
Amgen, Inc.	628,082	161,253,773
Amicus Therapeutics, Inc. (a)	278,684	2,123,572
AnaptysBio, Inc. (a)(b)	22,853	433,978
Anavex Life Sciences Corp. (a)(b)	90,275	822,405
Anika Therapeutics, Inc. (a)	16,997	369,515
Anixa Biosciences, Inc. (a)	32,166	115,476
Annexon, Inc. (a)(b)	27,473	86,265
Annovis Bio, Inc. (a)	5,659	51,950
Apellis Pharmaceuticals, Inc. (a)	100,921	4,183,175
Applied Genetic Technologies Corp. (a)	46,246	43,471
Applied Molecular Transport, Inc. (a)(b)	16,796	55,595
Applied Therapeutics, Inc. (a)	19,438	27,991
Aprea Therapeutics, Inc. (a)(b)	22,004	18,428
Aptevo Therapeutics, Inc. (a)(b)	4,235	19,820
Aptinyx, Inc. (a)	44,239	22,111
AquaBounty Technologies, Inc. (a)	52,652	78,451
Aravive, Inc. (a)	13,565	17,770
Arbutus Biopharma Corp. (a)	106,013	257,612
ARCA Biopharma, Inc. (a)	12,631	30,188
Arcellx, Inc.	10,061	121,839
Arcturus Therapeutics Holdings, Inc. (a)(b)	27,409	544,891
Arcus Biosciences, Inc. (a)	50,938	965,275
Arcutis Biotherapeutics, Inc. (a)	32,180	671,918
Ardelyx, Inc. (a)(b)	96,835	63,553
Aridis Pharmaceuticals, Inc. (a)	5,647	6,494
Armata Pharmaceuticals, Inc. (a)(b)	4,981	20,004
Arrowhead Pharmaceuticals, Inc. (a)	120,563	4,021,982
Assembly Biosciences, Inc. (a)	36,397	69,518
Astria Therapeutics, Inc. (a)	4,779	17,682
Atara Biotherapeutics, Inc. (a)	96,767	503,188
Athenex, Inc. (a)	70,744	33,865
Athersys, Inc. (a)(b)	229,086	50,399
Atossa Therapeutics, Inc. (a)(b)	131,192	127,558
Atreca, Inc. (a)(b)	26,937	45,254
aTyr Pharma, Inc. (a)	25,576	71,869
Aura Biosciences, Inc.	6,003	104,872
Avalo Therapeutics, Inc. (a)	75,612	27,228
AVEO Pharmaceuticals, Inc. (a)	36,971	150,472
Avid Bioservices, Inc. (a)	68,896	921,140
Avidity Biosciences, Inc. (a)(b)	49,663	691,806
Avita Medical, Inc. (a)	26,752	152,486
AVROBIO, Inc. (a)(b)	42,141	40,961
Axcella Health, Inc. (a)	14,609	30,971
Beam Therapeutics, Inc. (a)(b)	50,155	1,764,453
Bellicum Pharmaceuticals, Inc. (a)(b)	5,837	8,172
Benitec Biopharma, Inc. (a)	5,555	5,833
Bio Path Holdings, Inc. (a)(b)	9,683	34,568
BioAtla, Inc. (a)	18,824	45,366
BioCardia, Inc. (a)(b)	10,166	16,977
Biocept, Inc. (a)(b)	12,210	17,338
BioCryst Pharmaceuticals, Inc. (a)(b)	200,212	1,863,974
Biogen, Inc. (a)	164,383	32,876,600
Biohaven Pharmaceutical Holding Co. Ltd. (a)	69,091	9,930,449
BioMarin Pharmaceutical, Inc. (a)	206,389	15,506,006
Biomea Fusion, Inc. (a)(b)	8,352	45,852
BioVie, Inc. (a)(b)	2,264	5,796
BioXcel Therapeutics, Inc. (a)(b)	19,884	232,643
Black Diamond Therapeutics, Inc. (a)(b)	25,040	42,318
bluebird bio, Inc. (a)(b)	75,207	240,662
Blueprint Medicines Corp. (a)	65,212	3,586,660
Bolt Biotherapeutics, Inc. (a)(b)	11,443	19,453
BrainStorm Cell Therpeutic, Inc. (a)(b)	32,586	95,803
Brickell Biotech, Inc. (a)(b)	68,718	10,906
BridgeBio Pharma, Inc. (a)(b)	135,718	926,954
Brooklyn ImmunoTherapeutics, Inc. (a)(b)	26,099	17,497
C4 Therapeutics, Inc. (a)	39,197	284,570
Cabaletta Bio, Inc. (a)(b)	15,710	20,109
Calithera Biosciences, Inc. (a)(b)	64,387	13,225
Calyxt, Inc. (a)	14,195	4,613
Candel Therapeutics, Inc.	9,179	34,605
Capricor Therapeutics, Inc. (a)(b)	26,217	95,168
Cardiff Oncology, Inc. (a)(b)	42,884	57,893
CareDx, Inc. (a)	58,513	1,471,602
Caribou Biosciences, Inc.	22,195	184,884
CASI Pharmaceuticals, Inc. (a)	132,951	45,775
Catalyst Biosciences, Inc. (a)(b)	34,507	42,789
Catalyst Pharmaceutical Partners, Inc. (a)	107,465	773,748
Cel-Sci Corp. (a)(b)	44,723	163,239
Celcuity, Inc. (a)(b)	11,322	74,046
Celldex Therapeutics, Inc. (a)	51,935	1,221,511
Cellectar Biosciences, Inc. (a)(b)	47,983	19,673
Celsion Corp. (a)	5,191	12,666
Century Therapeutics, Inc.	11,103	96,485
Cerevel Therapeutics Holdings (a)	61,878	1,616,872
Checkmate Pharmaceuticals, Inc. (a)	8,757	91,949
Checkpoint Therapeutics, Inc. (a)(b)	68,327	97,024
ChemoCentryx, Inc. (a)	54,880	1,222,178
Chimerix, Inc. (a)	77,077	144,905
Chinook Therapeutics, Inc. (a)	50,712	769,808
Chinook Therapeutics, Inc. rights (a)(c)	8,006	400
Cidara Therapeutics, Inc. (a)	51,928	23,887
Clene, Inc. (a)(b)	20,291	44,234
Clovis Oncology, Inc. (a)(b)	141,372	98,296
Codiak Biosciences, Inc. (a)	18,333	51,149
Cogent Biosciences, Inc. (a)	35,239	162,452
Cogent Biosciences, Inc. rights (a)(c)	4,804	0
CohBar, Inc. (a)	36,799	7,179
Coherus BioSciences, Inc. (a)	68,293	501,271
Concert Pharmaceuticals, Inc. (a)(b)	23,690	150,668
ContraFect Corp. (a)	37,934	128,976
Corbus Pharmaceuticals Holdings, Inc. (a)	109,958	33,361
Cortexyme, Inc. (a)(b)	16,626	43,061
Corvus Pharmaceuticals, Inc. (a)	36,174	37,259
Crinetics Pharmaceuticals, Inc. (a)	42,214	707,085
CRISPR Therapeutics AG (a)(b)	78,236	4,541,600
CTI BioPharma Corp. (a)(b)	88,320	479,578
Cue Biopharma, Inc. (a)(b)	31,149	120,547
Cullinan Oncology, Inc. (a)	24,782	264,920
Curis, Inc. (a)	79,511	60,778
Cyclacel Pharmaceuticals, Inc. (a)(b)	8,512	10,214
Cyclerion Therapeutics, Inc. (a)	46,517	28,961
Cyclo Therapeutics, Inc. (a)	4,492	10,421
Cyteir Therapeutics, Inc.	7,522	14,292
Cytokinetics, Inc. (a)(b)	92,670	3,697,533
CytomX Therapeutics, Inc. (a)	63,328	101,958
Day One Biopharmaceuticals, Inc. (a)(b)	11,357	70,641
Decibel Therapeutics, Inc. (a)	6,507	14,315
Deciphera Pharmaceuticals, Inc. (a)(b)	46,273	501,599
Denali Therapeutics, Inc. (a)	103,338	2,510,080
DermTech, Inc. (a)(b)	27,983	185,807
Design Therapeutics, Inc. (a)	13,165	164,299
DiaMedica Therapeutics, Inc. (a)	22,138	53,795
Diffusion Pharmaceuticals, Inc. (a)(b)	1,658	13,612
Dyadic International, Inc. (a)(b)	15,307	36,890
Dynavax Technologies Corp. (a)(b)	122,973	1,458,460
Dyne Therapeutics, Inc. (a)	25,536	122,828
Eagle Pharmaceuticals, Inc. (a)	12,977	606,026
Edesa Biotech, Inc. (a)	10,140	20,888
Editas Medicine, Inc. (a)(b)	77,131	878,522
Effector Therapeutics, Inc. Class A (a)(b)	10,545	22,777
Eiger Biopharmaceuticals, Inc. (a)	45,649	316,804
Eledon Pharmaceuticals, Inc. (a)	14,736	47,008
Elevation Oncology, Inc. (b)	6,688	15,115
Eliem Therapeutics, Inc. (b)	7,219	27,649
Emergent BioSolutions, Inc. (a)	53,117	1,750,736
Enanta Pharmaceuticals, Inc. (a)	20,468	817,287
Enochian Biosciences, Inc. (a)(b)	17,236	90,661
Ensysce Biosciences, Inc. (a)	12,131	6,802
Entasis Therapeutics Holdings, Inc. (a)	16,140	35,185
Entrada Therapeutics, Inc. (b)	9,639	65,160
Epizyme, Inc. (a)	169,505	71,192
EQRx, Inc. (a)(b)	248,331	1,380,720
Equillium, Inc. (a)	16,678	41,695
Erasca, Inc.	20,963	113,619
Evelo Biosciences, Inc. (a)(b)	29,921	62,834
Exact Sciences Corp. (a)(b)	196,017	9,763,607
Exagen, Inc. (a)(b)	9,159	45,795
Exelixis, Inc. (a)	350,236	6,419,826
Exicure, Inc. (a)(b)	62,165	8,330
F-star Therapeutics, Inc. (a)	17,245	52,425
F-star Therapeutics, Inc.:
rights (a)(c)	1,555	0
rights (a)(c)	1,555	0
Fate Therapeutics, Inc. (a)(b)	90,244	2,084,636
FibroGen, Inc. (a)	99,082	974,967
Finch Therapeutics Group, Inc. (a)	7,011	16,616
First Wave BioPharma, Inc. (a)(b)	6,733	2,357
Foghorn Therapeutics, Inc. (a)(b)	20,926	269,945
Forma Therapeutics Holdings, Inc. (a)	32,359	184,123
Forte Biosciences, Inc. (a)	10,770	14,216
Fortress Biotech, Inc. (a)	79,877	68,806
Frequency Therapeutics, Inc. (a)	34,117	38,211
G1 Therapeutics, Inc. (a)(b)	38,648	187,829
Gain Therapeutics, Inc. (a)(b)	6,653	19,759
Galectin Therapeutics, Inc. (a)(b)	44,525	57,437
Galecto, Inc. (a)	15,593	20,427
Galera Therapeutics, Inc. (a)	7,383	11,813
Gelesis Holdings, Inc. Class A (a)(b)	27,460	138,124
Gemini Therapeutics, Inc. (a)(b)	29,602	37,891
Generation Bio Co. (a)(b)	47,065	264,505
Genocea Biosciences, Inc. (a)(b)	23,749	1,444
Genprex, Inc. (a)(b)	37,346	54,899
GeoVax Labs, Inc. (a)(b)	5,820	10,243
Geron Corp. (a)	379,412	523,589
Gilead Sciences, Inc.	1,399,024	90,726,706
Global Blood Therapeutics, Inc. (a)	65,267	1,627,759
GlycoMimetics, Inc. (a)(b)	37,261	24,808
Gossamer Bio, Inc. (a)	54,896	387,017
Graphite Bio, Inc.	16,050	37,718
GreenLight Biosciences Holdings PBC Class A (a)	66,979	494,975
Greenwich Lifesciences, Inc. (a)(b)	4,204	32,539
Gritstone Bio, Inc. (a)(b)	57,304	115,754
Gt Biopharma, Inc. (a)(b)	27,999	77,277
Halozyme Therapeutics, Inc. (a)	158,629	7,293,761
Harpoon Therapeutics, Inc. (a)(b)	24,861	51,214
HCW Biologics, Inc. (b)	7,752	16,124
Heron Therapeutics, Inc. (a)(b)	134,632	444,286
Histogen, Inc. (a)	12,240	2,089
Homology Medicines, Inc. (a)	47,190	69,369
Hookipa Pharma, Inc. (a)(b)	20,079	34,536
Horizon Therapeutics PLC (a)	252,613	22,656,860
Humacyte, Inc. Class A (a)(b)	63,685	345,810
Humanigen, Inc. (a)(b)	52,898	115,318
iBio, Inc. (a)(b)	216,421	52,157
Icosavax, Inc. (a)	13,600	92,344
Ideaya Biosciences, Inc. (a)(b)	35,000	390,250
Idera Pharmaceuticals, Inc. (a)(b)	39,299	27,482
IGM Biosciences, Inc. (a)(b)	18,191	305,245
Imago BioSciences, Inc. (b)	9,199	148,656
Immucell Corp. (a)	7,193	58,623
Immuneering Corp. (b)	8,768	39,281
Immunic, Inc. (a)(b)	21,619	134,038
ImmunityBio, Inc. (a)(b)	72,569	272,859
ImmunoGen, Inc. (a)	226,308	828,287
Immunome, Inc. (a)(b)	10,708	41,654
Immunovant, Inc. (a)(b)	45,553	193,145
Impel Pharmaceuticals, Inc. (a)(b)	5,616	38,694
Incyte Corp. (a)	210,269	15,957,314
Indaptus Therapeutics, Inc. (a)(b)	11,167	28,253
Infinity Pharmaceuticals, Inc. (a)	86,639	58,256
Inhibikase Therapeutics, Inc. (a)	19,418	17,783
Inhibrx, Inc. (a)(b)	21,705	283,684
Inmune Bio, Inc. (a)(b)	12,934	89,245
Inovio Pharmaceuticals, Inc. (a)(b)	223,550	418,039
Inozyme Pharma, Inc. (a)(b)	9,889	36,490
Insmed, Inc. (a)	131,640	2,477,465
Instil Bio, Inc. (a)(b)	17,972	107,922
Intellia Therapeutics, Inc. (a)	76,098	3,511,162
Intercept Pharmaceuticals, Inc. (a)(b)	27,340	494,854
Ionis Pharmaceuticals, Inc. (a)	163,351	5,965,579
Iovance Biotherapeutics, Inc. (a)	151,140	1,020,195
Ironwood Pharmaceuticals, Inc. Class A (a)	192,522	2,169,723
IsoRay, Inc. (a)	145,306	41,049
iTeos Therapeutics, Inc. (a)	21,885	382,988
Iveric Bio, Inc. (a)	119,043	1,242,809
Janux Therapeutics, Inc.	12,952	144,156
Jasper Therapeutics, Inc. (a)(b)	16,061	50,913
Jounce Therapeutics, Inc. (a)	34,922	135,148
Kalvista Pharmaceuticals, Inc. (a)	22,144	196,860
Karuna Therapeutics, Inc. (a)	24,243	2,529,030
Karyopharm Therapeutics, Inc. (a)(b)	73,603	462,227
Keros Therapeutics, Inc. (a)	14,763	498,989
Kezar Life Sciences, Inc. (a)	43,250	218,413
Kiniksa Pharmaceuticals Ltd. (a)	28,872	221,160
Kinnate Biopharma, Inc. (a)	16,683	132,463
Kintara Therapeutics, Inc. (a)	34,112	6,140
Kodiak Sciences, Inc. (a)	35,556	257,425
Kronos Bio, Inc. (a)(b)	43,466	161,694
Krystal Biotech, Inc. (a)(b)	23,769	1,399,519
Kura Oncology, Inc. (a)	75,742	996,765
Kymera Therapeutics, Inc. (a)	39,651	565,820
La Jolla Pharmaceutical Co./California (a)(b)	27,866	111,743
Lantern Pharma, Inc. (a)(b)	7,003	39,427
Larimar Therapeutics, Inc. (a)(b)	12,755	32,908
Leap Therapeutics, Inc. (a)(b)	75,519	81,561
Lexicon Pharmaceuticals, Inc. (a)(b)	74,651	132,132
Ligand Pharmaceuticals, Inc. Class B (a)	18,540	1,648,391
Lineage Cell Therapeutics, Inc. (a)(b)	133,004	166,255
LogicBio Therapeutics, Inc. (a)	14,173	6,945
Longeveron, Inc. (a)	3,547	28,979
Lumos Pharma, Inc. (a)	3,560	26,700
Lyell Immunopharma, Inc. (b)	26,282	108,807
Macrogenics, Inc. (a)	58,652	203,522
Madrigal Pharmaceuticals, Inc. (a)	14,052	932,912
Magenta Therapeutics, Inc. (a)	39,775	46,139
MannKind Corp. (a)(b)	281,330	1,175,959
Marker Therapeutics, Inc. (a)	56,046	16,926
Matinas BioPharma Holdings, Inc. (a)	207,492	148,378
MediciNova, Inc. (a)(b)	53,558	130,146
MEI Pharma, Inc. (a)(b)	108,686	51,778
Merrimack Pharmaceuticals, Inc. (a)	14,294	74,043
Mersana Therapeutics, Inc. (a)	72,250	241,315
Metacrine, Inc. (a)(b)	3,004	1,503
MiMedx Group, Inc. (a)	86,001	336,264
Minerva Neurosciences, Inc. (a)	26,227	10,491
MiNK Therapeutics, Inc. (b)	3,901	6,047
Mirati Therapeutics, Inc. (a)	55,183	2,160,966
Mirum Pharmaceuticals, Inc. (a)(b)	17,255	403,594
Moderna, Inc. (a)	393,181	57,140,995
Molecular Templates, Inc. (a)(b)	47,342	46,774
Moleculin Biotech, Inc. (a)(b)	33,890	50,835
Monopar Therapeutics, Inc. (a)(b)	1,919	4,107
Monte Rosa Therapeutics, Inc. (b)	12,323	95,380
Morphic Holding, Inc. (a)	29,815	698,864
Mustang Bio, Inc. (a)(b)	73,638	47,504
Myovant Sciences Ltd. (a)(b)	47,127	488,707
Myriad Genetics, Inc. (a)	88,131	1,695,640
NanoViricides, Inc. (a)(b)	15,314	30,628
Natera, Inc. (a)	97,922	3,592,758
Navidea Biopharmaceuticals, Inc. (a)	17,813	14,785
Neoleukin Therapeutics, Inc. (a)	32,061	32,061
Neubase Therapeutics, Inc. (a)	28,508	29,078
Neurobo Pharmaceuticals, Inc. (a)	3,685	1,593
Neurobo Pharmaceuticals, Inc. rights (a)(c)	159	0
Neurocrine Biosciences, Inc. (a)	106,797	9,984,452
Neximmune, Inc. (a)	6,586	15,016
NextCure, Inc. (a)(b)	19,574	76,339
Nighthawk Biosciences, Inc. (a)(b)	26,215	60,032
Nkarta, Inc. (a)(b)	29,492	425,570
Novavax, Inc. (a)(b)	83,803	4,636,820
Nurix Therapeutics, Inc. (a)	42,514	428,966
Nuvalent, Inc. Class A (a)(b)	10,182	90,213
Nuvectis Pharma, Inc. (b)	5,346	80,350
Ocugen, Inc. (a)(b)	224,103	531,124
Olema Pharmaceuticals, Inc. (a)	31,925	91,306
Omega Therapeutics, Inc. (a)	8,399	19,066
OncoCyte Corp. (a)(b)	93,933	101,448
Oncorus, Inc. (a)(b)	19,076	22,700
OncoSec Medical, Inc. (a)	22,064	18,593
Oncternal Therapeutics, Inc. (a)(b)	53,480	79,150
Oncternal Therapeutics, Inc. rights (a)(c)	780	0
OpGen, Inc. (a)(b)	45,181	31,175
Oragenics, Inc. (a)(b)	102,900	33,443
Organogenesis Holdings, Inc. Class A (a)	67,379	377,996
Organovo Holdings, Inc. (a)(b)	6,277	15,128
Orgenesis, Inc. (a)(b)	20,758	53,348
ORIC Pharmaceuticals, Inc. (a)	32,853	109,729
Outlook Therapeutics, Inc. (a)(b)	131,165	150,840
Ovid Therapeutics, Inc. (a)	52,198	88,215
Oyster Point Pharma, Inc. (a)(b)	13,471	52,941
Palatin Technologies, Inc. (a)(b)	207,684	75,223
Pardes Biosciences, Inc. (a)(b)	30,820	173,825
Passage Bio, Inc. (a)	38,362	69,052
PDL BioPharma, Inc. (a)(c)	91,243	225,370
PDS Biotechnology Corp. (a)(b)	26,879	105,366
PharmaCyte Biotech, Inc. (a)(b)	19,116	43,967
PhaseBio Pharmaceuticals, Inc. (a)(b)	38,086	29,437
Phio Pharmaceuticals Corp. (a)	5,556	4,006
Pieris Pharmaceuticals, Inc. (a)	68,952	122,735
Plus Therapeutics, Inc. (a)	18,668	10,447
PMV Pharmaceuticals, Inc. (a)(b)	28,764	338,265
Point Biopharma Global, Inc. (a)(b)	79,735	655,422
Polarityte, Inc. (a)(b)	2,585	6,282
Poseida Therapeutics, Inc. (a)	32,078	72,817
Praxis Precision Medicines, Inc. (a)	38,133	316,504
Precigen, Inc. (a)(b)	99,144	132,853
Precision BioSciences, Inc. (a)	55,204	92,743
Prelude Therapeutics, Inc. (a)	13,559	56,948
Prometheus Biosciences, Inc. (a)	11,046	287,859
Protagenic Therapeutics, Inc. (a)	13,156	9,780
Protagonist Therapeutics, Inc. (a)	48,049	420,909
Protara Therapeutics, Inc. (a)	11,468	38,532
Prothena Corp. PLC (a)	40,173	1,093,911
PTC Therapeutics, Inc. (a)	78,722	2,312,065
Puma Biotechnology, Inc. (a)	33,487	64,965
Pyxis Oncology, Inc. (b)	12,422	30,682
Qualigen Therapeutics, Inc. (a)(b)	18,367	10,306
Radius Health, Inc. (a)(b)	54,866	347,302
Rallybio Corp. (a)	6,990	95,064
RAPT Therapeutics, Inc. (a)	23,068	339,561
Recursion Pharmaceuticals, Inc. (a)(b)	27,501	168,306
Regeneron Pharmaceuticals, Inc. (a)	119,066	79,147,933
REGENXBIO, Inc. (a)	41,823	879,956
Regulus Therapeutics, Inc. (a)	71,542	20,497
Relay Therapeutics, Inc. (a)(b)	85,183	1,386,779
Reneo Pharmaceuticals, Inc. (a)(b)	7,193	14,890
Renovacor, Inc. (a)(b)	1,473	2,858
Repligen Corp. (a)	56,943	9,365,415
Replimune Group, Inc. (a)	34,704	504,249
Revolution Medicines, Inc. (a)(b)	69,891	1,186,749
Rezolute, Inc. (a)	14,774	41,367
Rhythm Pharmaceuticals, Inc. (a)(b)	42,294	145,491
Rigel Pharmaceuticals, Inc. (a)	182,687	330,663
Rocket Pharmaceuticals, Inc. (a)(b)	48,040	569,274
Rubius Therapeutics, Inc. (a)(b)	44,204	48,624
S.A.B. Biotherapeutics, Inc. (a)(b)	35,086	68,769
Sage Therapeutics, Inc. (a)	57,940	1,811,784
Salarius Pharmaceuticals, Inc. (a)	38,687	6,975
Salarius Pharmaceuticals, Inc. warrants 1/20/25 (a)	2,725	2
Sana Biotechnology, Inc. (a)(b)	95,151	488,125
Sangamo Therapeutics, Inc. (a)	129,647	473,212
Sarepta Therapeutics, Inc. (a)	96,459	7,024,144
Savara, Inc. (a)	90,762	118,898
Scholar Rock Holding Corp. (a)(b)	28,629	143,718
Seagen, Inc. (a)	150,256	20,386,734
Selecta Biosciences, Inc. (a)	93,647	82,615
Sellas Life Sciences Group, Inc. (a)(b)	17,531	53,470
Sensei Biotherapeutics, Inc. (a)(b)	8,940	16,986
Sera Prognostics, Inc. (b)	5,451	7,577
Seres Therapeutics, Inc. (a)	68,504	212,362
Sesen Bio, Inc. (a)(b)	207,885	127,413
Shattuck Labs, Inc. (a)	29,964	85,697
Sigilon Therapeutics, Inc. (a)(b)	12,556	9,517
Silverback Therapeutics, Inc. (a)	23,736	82,839
Sio Gene Therapies, Inc. (a)(b)	72,102	24,147
Societal Cdmo, Inc. (a)	42,401	31,271
Soleno Therapeutics, Inc. (a)	39,023	6,294
Solid Biosciences, Inc. (a)	57,120	32,558
Soligenix, Inc. (a)(b)	28,666	16,500
Sorrento Therapeutics, Inc. (a)(b)	331,481	543,629
Spectrum Pharmaceuticals, Inc. (a)	266,815	199,418
Spero Therapeutics, Inc. (a)(b)	30,553	36,053
Springworks Therapeutics, Inc. (a)(b)	30,357	574,962
Spruce Biosciences, Inc. (a)(b)	6,682	10,424
SQZ Biotechnologies Co. (a)(b)	20,524	72,860
Statera Biopharma, Inc. (a)(b)	26,219	6,072
Stoke Therapeutics, Inc. (a)	25,756	311,905
Surface Oncology, Inc. (a)	37,109	68,652
Surrozen, Inc. (a)(b)	21,025	52,142
Sutro Biopharma, Inc. (a)	44,951	195,537
Synaptogenix, Inc. (a)(b)	7,226	46,680
Syndax Pharmaceuticals, Inc. (a)	49,999	824,984
Synlogic, Inc. (a)	38,047	41,471
Synthetic Biologics, Inc. (a)(b)	110,851	24,476
Syros Pharmaceuticals, Inc. (a)(b)	54,880	45,089
T2 Biosystems, Inc. (a)(b)	141,446	28,629
Talaris Therapeutics, Inc. (a)	10,021	86,281
Tango Therapeutics, Inc. (a)	73,049	488,698
Taysha Gene Therapies, Inc. (a)(b)	24,951	63,625
TCR2 Therapeutics, Inc. (a)	37,941	88,023
Tempest Therapeutics, Inc. (a)(b)	2,967	8,545
Tenax Therapeutics, Inc. (a)(b)	19,302	12,100
Tenaya Therapeutics, Inc. (a)(b)	13,343	89,398
TG Therapeutics, Inc. (a)	155,668	688,053
TONIX Pharmaceuticals Holding (a)(b)	19,143	46,709
TRACON Pharmaceuticals, Inc. (a)(b)	21,595	37,359
Travere Therapeutics, Inc. (a)	57,623	1,343,192
Trevena, Inc. (a)	149,797	46,707
TScan Therapeutics, Inc. (b)	5,643	18,058
Turning Point Therapeutics, Inc. (a)	59,380	2,100,271
Twist Bioscience Corp. (a)	60,081	2,045,157
Tyme Technologies, Inc. (a)(b)	84,834	21,200
Tyra Biosciences, Inc. (b)	11,473	78,361
Ultragenyx Pharmaceutical, Inc. (a)	78,268	3,670,769
uniQure B.V. (a)	40,603	583,059
United Therapeutics Corp. (a)	50,451	11,620,883
UNITY Biotechnology, Inc. (a)	52,332	41,348
Vaccinex, Inc. (a)(b)	19,908	22,695
Vanda Pharmaceuticals, Inc. (a)	63,597	625,159
Vaxart, Inc. (a)(b)	132,915	483,811
Vaxcyte, Inc. (a)	36,018	864,072
VBI Vaccines, Inc. (a)(b)	253,570	232,017
Vera Therapeutics, Inc. (a)(b)	10,322	150,082
Veracyte, Inc. (a)	79,298	1,394,059
Verastem, Inc. (a)	191,037	244,527
Vericel Corp. (a)	51,833	1,407,266
Vertex Pharmaceuticals, Inc. (a)	283,707	76,217,886
Verve Therapeutics, Inc. (b)	15,400	233,464
Vigil Neuroscience, Inc.	5,446	15,848
Viking Therapeutics, Inc. (a)(b)	70,526	156,568
Vincerx Pharma, Inc. (a)	16,229	26,453
Vir Biotechnology, Inc. (a)	81,528	2,104,238
Viracta Therapeutics, Inc. (a)(b)	16,946	35,926
Viridian Therapeutics, Inc. (a)(b)	21,138	257,884
Viridian Therapeutics, Inc. rights (a)(c)	33,262	0
Virios Therapeutics, Inc. (a)(b)	3,308	14,191
VistaGen Therapeutics, Inc. (a)	193,492	222,516
Vor Biopharma, Inc. (a)(b)	11,048	46,512
Voyager Therapeutics, Inc. (a)	29,365	177,952
vTv Therapeutics, Inc. Class A (a)(b)	25,250	13,918
Vyant Bio, Inc. (a)(b)	25,034	17,717
Werewolf Therapeutics, Inc. (a)	7,106	26,932
Windtree Therapeutics, Inc. (a)(b)	8,372	4,077
X4 Pharmaceuticals, Inc. (a)(b)	17,447	21,111
Xbiotech, Inc.	17,170	94,435
Xencor, Inc. (a)	70,484	1,573,908
Xenetic Biosciences, Inc. (a)	7,136	5,516
Xilio Therapeutics, Inc.	8,232	24,696
XOMA Corp. (a)(b)	11,983	218,210
Y-mAbs Therapeutics, Inc. (a)(b)	44,780	557,063
Yield10 Bioscience, Inc. (a)(b)	5,106	13,582
Yumanity Therapeutics, Inc. (a)	1,222	1,308
Yumanity Therapeutics, Inc. rights (a)(c)	24,450	0
Zentalis Pharmaceuticals, Inc. (a)	52,494	1,265,630
		1,128,560,459
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	1,971,259	231,544,082
Abiomed, Inc. (a)	51,075	13,468,478
Accelerate Diagnostics, Inc. (a)(b)	35,257	21,447
Accuray, Inc. (a)	98,383	204,637
Acutus Medical, Inc. (a)(b)	19,182	13,284
Aethlon Medical, Inc. (a)	10,907	14,615
Align Technology, Inc. (a)	81,860	22,727,610
Allied Healthcare Products, Inc. (a)	2,823	6,069
Alphatec Holdings, Inc. (a)	77,065	591,859
Angiodynamics, Inc. (a)	43,628	856,418
Apollo Endosurgery, Inc. (a)	32,425	141,049
Apyx Medical Corp. (a)(b)	31,286	189,906
Artivion, Inc. (a)	43,221	845,403
Asensus Surgical, Inc. (a)(b)	250,433	98,170
Aspira Women's Health, Inc. (a)(b)	61,724	36,417
Atricure, Inc. (a)	51,032	2,073,430
Atrion Corp.	1,514	951,988
Avanos Medical, Inc. (a)	54,233	1,555,945
Avinger, Inc. (a)(b)	4,588	9,176
AxoGen, Inc. (a)	44,434	429,677
Axonics Modulation Technologies, Inc. (a)	51,356	2,567,800
Baxter International, Inc.	558,145	42,446,927
Becton, Dickinson & Co.	317,580	81,236,964
Bellerophon Therapeutics, Inc. (a)(b)	5,753	6,098
Beyond Air, Inc. (a)(b)	28,070	160,280
BioLase Technology, Inc. (a)(b)	5,538	26,749
BioLife Solutions, Inc. (a)	32,534	446,366
Biomerica, Inc. (a)(b)	11,649	40,772
BioSig Technologies, Inc. (a)(b)	28,257	27,901
Bioventus, Inc. (a)(b)	22,186	219,198
Boston Scientific Corp. (a)	1,587,512	65,103,867
Butterfly Network, Inc. Class A (a)	144,223	439,880
Cardiovascular Systems, Inc. (a)	43,868	713,294
Cerus Corp. (a)	197,050	975,398
Chembio Diagnostics, Inc. (a)(b)	18,346	13,756
ClearPoint Neuro, Inc. (a)(b)	20,709	226,971
Co.-Diagnostics, Inc. (a)(b)	30,900	156,045
ConforMis, Inc. (a)(b)	176,747	75,577
CONMED Corp. (b)	32,506	3,780,123
CryoPort, Inc. (a)(b)	55,825	1,420,746
Cutera, Inc. (a)(b)	18,102	814,409
CVRx, Inc. (b)	8,706	54,064
CytoSorbents Corp. (a)(b)	43,376	83,716
DarioHealth Corp. (a)(b)	16,888	112,305
Delcath Systems, Inc. (a)(b)	7,838	36,133
Dentsply Sirona, Inc.	243,668	9,639,506
DexCom, Inc. (a)	108,213	32,240,981
Eargo, Inc. (a)(b)	21,506	33,334
Edwards Lifesciences Corp. (a)	696,369	70,228,814
Ekso Bionics Holdings, Inc. (a)	11,780	22,382
electroCore, Inc. (a)(b)	71,219	31,871
Electromed, Inc. (a)	7,866	88,650
Embecta Corp. (a)	64,642	1,601,829
ENDRA Life Sciences, Inc. (a)(b)	31,927	7,343
Enovis Corp. (a)	52,593	3,489,020
Envista Holdings Corp. (a)	178,100	7,665,424
Envveno Medical Corp. (a)	5,882	23,940
Figs, Inc. Class A (a)	40,879	363,823
Fonar Corp. (a)	6,638	107,005
Glaukos Corp. (a)	51,653	2,108,992
Globus Medical, Inc. (a)	88,883	5,919,608
Haemonetics Corp. (a)	56,329	3,563,373
Helius Medical Technologies, Inc. (U.S.) (a)	3,762	5,493
Heska Corp. (a)	12,033	1,200,773
Hologic, Inc. (a)	278,348	20,951,254
Hyperfine, Inc. (a)(b)	58,309	168,513
ICU Medical, Inc. (a)	22,032	4,001,892
IDEXX Laboratories, Inc. (a)	94,520	37,015,922
Inari Medical, Inc. (a)(b)	35,485	2,334,913
Inogen, Inc. (a)	23,220	596,290
Insulet Corp. (a)	77,063	16,451,409
Integer Holdings Corp. (a)	36,210	2,888,834
Integra LifeSciences Holdings Corp. (a)	80,574	5,047,155
Intuitive Surgical, Inc. (a)	398,701	90,760,296
Invacare Corp. (a)(b)	33,353	31,148
InVivo Therapeutics Holdings Corp. (a)(b)	2,425	12,586
INVO Bioscience, Inc. (a)(b)	10,569	10,352
IRadimed Corp.	6,900	225,561
iRhythm Technologies, Inc. (a)	32,556	4,585,513
Iridex Corp. (a)	12,154	36,340
Kewaunee Scientific Corp. (a)	406	5,846
Lantheus Holdings, Inc. (a)	75,587	5,179,221
LeMaitre Vascular, Inc. (b)	25,920	1,185,062
LENSAR, Inc. (a)	6,923	46,869
LivaNova PLC (a)	58,991	4,015,517
LogicMark, Inc. (a)(b)	9,769	12,504
Lucid Diagnostics, Inc. (b)	6,236	13,096
Lucira Health, Inc. (a)	9,091	17,909
Masimo Corp. (a)	57,549	8,081,606
Medtronic PLC	1,498,736	150,098,410
Meridian Bioscience, Inc. (a)	48,604	1,336,610
Merit Medical Systems, Inc. (a)	59,519	3,653,871
Mesa Laboratories, Inc. (b)	6,402	1,339,619
Microbot Medical, Inc. (a)(b)	4,719	27,653
Milestone Scientific, Inc. (a)(b)	39,546	39,941
Minerva Surgical, Inc. (b)	7,681	18,358
Motus GI Holdings, Inc. (a)(b)	30,439	8,505
Myomo, Inc. (a)(b)	8,164	18,287
NanoVibronix, Inc. (a)(b)	18,999	13,446
Natus Medical, Inc. (a)	37,454	1,228,117
Nemaura Medical, Inc. (a)	7,006	18,986
Neogen Corp. (a)	127,712	3,379,260
NeuroMetrix, Inc. (a)(b)	7,672	33,680
Neuronetics, Inc. (a)	25,593	68,589
NeuroPace, Inc. (a)	5,738	35,748
Nevro Corp. (a)	38,685	1,685,892
Novocure Ltd. (a)	100,308	8,062,757
NuVasive, Inc. (a)	57,166	3,281,900
Nuwellis, Inc. (a)	4,077	2,408
Omnicell, Inc. (a)	48,575	5,399,597
OraSure Technologies, Inc. (a)	75,998	315,392
Orthofix International NV (a)	22,018	605,275
OrthoPediatrics Corp. (a)(b)	15,298	706,309
Outset Medical, Inc. (a)	45,836	999,225
Owlet, Inc. (a)(b)	78,223	375,470
Paragon 28, Inc. (b)	8,393	150,403
PAVmed, Inc. (a)(b)	72,767	73,495
Penumbra, Inc. (a)	38,888	5,713,425
Predictive Oncology, Inc. (a)(b)	73,029	26,765
Pro-Dex, Inc. (a)	3,251	51,008
PROCEPT BioRobotics Corp. (b)	7,820	305,918
Pulmonx Corp. (a)(b)	39,544	722,073
Pulse Biosciences, Inc. (a)(b)	12,872	28,705
QuidelOrtho Corp. (a)	55,236	5,249,077
Quotient Ltd. (a)	91,791	35,340
Repro Medical Systems, Inc. (a)	40,147	87,922
Reshape Lifesciences, Inc. (a)	13,498	13,768
ResMed, Inc.	163,416	33,248,619
Retractable Technologies, Inc. (a)(b)	19,058	88,239
Rockwell Medical Technologies, Inc. (a)(b)	8,225	13,489
RxSight, Inc.	8,438	115,263
Sanara Medtech, Inc. (a)(b)	2,474	54,082
Seaspine Holdings Corp. (a)	34,686	286,853
Second Sight Medical Products, Inc. (a)(b)	26,751	62,865
Semler Scientific, Inc. (a)	5,115	142,504
Senseonics Holdings, Inc. (a)(b)	461,011	534,773
Sensus Healthcare, Inc. (a)(b)	13,855	120,123
Shockwave Medical, Inc. (a)	39,554	6,495,162
SI-BONE, Inc. (a)	31,744	474,573
Sientra, Inc. (a)(b)	58,490	56,735
Sight Sciences, Inc. (b)	11,166	95,916
Silk Road Medical, Inc. (a)	39,125	1,299,733
Sintx Technologies, Inc. (a)(b)	16,443	7,233
SmileDirectClub, Inc. (a)(b)	112,278	158,312
Sonendo, Inc. (b)	11,247	31,379
Staar Surgical Co. (a)	52,829	3,483,544
Stereotaxis, Inc. (a)	49,910	100,319
STERIS PLC	112,017	25,562,279
STRATA Skin Sciences, Inc. (a)	2,761	3,037
Stryker Corp.	374,115	87,729,968
Surgalign Holdings, Inc. (a)	4,624	22,010
SurModics, Inc. (a)	15,853	621,913
Tactile Systems Technology, Inc. (a)	21,799	221,478
Talis Biomedical Corp. (a)	14,676	15,410
Tandem Diabetes Care, Inc. (a)	70,425	4,800,872
Tela Bio, Inc. (a)(b)	6,586	46,036
Teleflex, Inc.	52,334	15,058,585
The Cooper Companies, Inc.	55,155	19,345,065
Thermogenesis Holdings, Inc. (a)	4,357	1,599
TransMedics Group, Inc. (a)	31,331	913,925
Treace Medical Concepts, Inc. (a)	12,108	202,083
UFP Technologies, Inc. (a)	7,860	600,897
Utah Medical Products, Inc.	3,502	301,662
Vapotherm, Inc. (a)	24,299	78,486
Varex Imaging Corp. (a)(b)	50,428	1,161,861
Venus Concept, Inc. (a)(b)	28,654	21,066
Vicarious Surgical, Inc. (a)	41,554	182,007
ViewRay, Inc. (a)	168,352	486,537
Viveve Medical, Inc. (a)	5,483	3,954
VolitionRx Ltd. (a)(b)	41,904	108,531
Zimmer Biomet Holdings, Inc.	233,167	28,029,005
Zimvie, Inc. (a)	22,456	488,867
Zomedica Corp. (a)(b)	1,015,652	237,561
Zosano Pharma Corp. (a)(b)	2,634	4,952
Zynex, Inc. (b)	23,315	169,966
		1,247,483,300
Health Care Providers & Services - 3.0%
1Life Healthcare, Inc. (a)	192,694	1,632,118
23andMe Holding Co. Class A (a)(b)	228,476	685,428
Acadia Healthcare Co., Inc. (a)	99,468	7,079,138
Accolade, Inc. (a)(b)	72,770	467,183
AdaptHealth Corp. (a)	107,548	1,934,789
Addus HomeCare Corp. (a)	17,672	1,475,612
Agiliti, Inc. (a)(b)	30,972	598,379
agilon health, Inc. (a)(b)	53,468	1,021,239
AirSculpt Technologies, Inc. (a)	8,162	71,989
Alerislife, Inc. (a)	18,341	25,677
Alignment Healthcare, Inc. (a)	33,055	353,027
Amedisys, Inc. (a)	36,120	4,186,669
AmerisourceBergen Corp.	167,321	25,899,618
AMN Healthcare Services, Inc. (a)	52,322	5,070,002
Anthem, Inc.	270,716	137,959,581
Apollo Medical Holdings, Inc. (a)(b)	41,631	1,562,828
ATI Physical Therapy, Inc. (a)(b)	54,980	105,012
Avalon GloboCare Corp. (a)(b)	12,514	7,070
Aveanna Healthcare Holdings, Inc. (a)	41,305	127,219
Biodesix, Inc. (a)(b)	9,656	14,291
Biora Therapeutics, Inc. (a)(b)	141,356	118,767
Brookdale Senior Living, Inc. (a)	206,218	1,175,443
Caladrius Biosciences, Inc. (a)(b)	51,793	26,155
Cano Health, Inc. (a)	200,010	1,030,052
Cardinal Health, Inc.	307,960	17,344,307
CareMax, Inc. Class A (a)(b)	72,386	338,766
Castle Biosciences, Inc. (a)	25,190	560,981
Centene Corp. (a)	650,571	52,982,502
Chemed Corp.	17,319	8,389,324
Cigna Corp.	359,834	96,539,864
Clover Health Investments Corp. (a)(b)	305,220	814,937
Community Health Systems, Inc. (a)	136,596	715,763
Corvel Corp. (a)	11,205	1,671,338
Covetrus, Inc. (a)	114,569	2,385,327
Cross Country Healthcare, Inc. (a)	39,461	696,487
CVS Health Corp.	1,464,062	141,647,999
CynergisTek, Inc. (a)	4,652	5,536
DaVita HealthCare Partners, Inc. (a)	67,843	6,614,014
DocGo, Inc. Class A (a)(b)	90,107	680,308
Encompass Health Corp.	110,005	7,209,728
Enzo Biochem, Inc. (a)	47,335	109,344
Fulgent Genetics, Inc. (a)(b)	21,766	1,186,465
Great Elm Group, Inc. (a)	30,049	69,413
Guardant Health, Inc. (a)	112,552	4,612,381
Hanger, Inc. (a)	42,070	664,285
HCA Holdings, Inc.	266,786	56,131,774
HealthEquity, Inc. (a)	92,657	5,798,475
Henry Schein, Inc. (a)	155,272	13,297,494
Hims & Hers Health, Inc. (a)(b)	197,291	797,056
Humana, Inc.	143,197	65,044,373
IMAC Holdings, Inc. (a)(b)	24,559	28,243
InfuSystems Holdings, Inc. (a)	19,266	186,302
Innovage Holding Corp. (a)(b)	20,016	97,078
Invitae Corp. (a)(b)	235,555	864,487
Laboratory Corp. of America Holdings	104,043	25,669,489
LHC Group, Inc. (a)	35,073	5,845,266
LifeStance Health Group, Inc. (b)	44,265	329,774
McKesson Corp.	166,848	54,841,269
MEDNAX, Inc. (a)	105,750	2,043,090
Modivcare, Inc. (a)	13,673	1,304,814
Molina Healthcare, Inc. (a)	64,887	18,831,505
National Healthcare Corp.	15,104	1,061,660
National Research Corp. Class A	15,654	561,822
Novo Integrated Sciences, Inc. (a)(b)	4,809	9,810
Oak Street Health, Inc. (a)(b)	153,961	2,906,784
Ontrak, Inc. (a)(b)	7,794	14,809
Opko Health, Inc. (a)	457,473	1,372,419
Option Care Health, Inc. (a)	153,364	4,656,131
Owens & Minor, Inc.	83,405	2,909,166
P3 Health Partners, Inc. Class A (a)(b)	13,901	66,725
Patterson Companies, Inc.	103,343	3,264,605
Pennant Group, Inc. (a)	29,274	560,012
PetIQ, Inc. Class A (a)(b)	30,533	523,946
Precipio, Inc. (a)(b)	20,654	23,546
Premier, Inc.	131,492	4,919,116
Privia Health Group, Inc. (a)(b)	36,594	876,792
Progyny, Inc. (a)	76,937	2,431,979
Psychemedics Corp.	2,812	17,547
Quest Diagnostics, Inc.	132,303	18,657,369
R1 RCM, Inc. (a)	148,267	3,183,292
RadNet, Inc. (a)	58,593	1,202,914
Regional Health Properties, Inc. (a)(b)	1,040	2,768
Select Medical Holdings Corp.	118,395	2,882,918
Sema4 Holdings Corp. Class A (a)(b)	134,593	274,570
Sharps Compliance Corp. (a)	15,458	66,779
Signify Health, Inc. (a)(b)	26,063	355,239
Sonida Senior Living, Inc. (a)(b)	3,889	101,308
Star Equity Holdings, Inc. (a)(b)	2,778	2,861
SunLink Health Systems, Inc. (a)	3,788	4,270
Surgery Partners, Inc. (a)	39,146	1,534,523
Talkspace, Inc. Class A (a)(b)	104,890	147,895
Tenet Healthcare Corp. (a)	118,304	7,655,452
The Ensign Group, Inc.	60,692	4,926,370
The Joint Corp. (a)	15,409	257,022
The Oncology Institute, Inc. (a)(b)	12,388	111,616
Tivity Health, Inc. (a)	48,378	1,567,447
U.S. Physical Therapy, Inc.	14,442	1,626,025
UnitedHealth Group, Inc.	1,050,135	521,686,065
Universal Health Services, Inc. Class B	82,107	10,231,353
Vivos Therapeutics, Inc. (a)(b)	21,264	43,166
		1,391,674,935
Health Care Technology - 0.2%
Allscripts Healthcare Solutions, Inc. (a)	137,297	2,346,406
American Well Corp. (a)(b)	257,962	975,096
Better Therapeutics, Inc. (a)(b)	13,172	23,841
Biotricity, Inc. (a)	43,644	53,682
CareCloud, Inc. (a)(b)	10,494	40,192
Cerner Corp.	326,570	30,975,165
Certara, Inc. (a)	114,785	2,332,431
Change Healthcare, Inc. (a)	279,187	6,725,615
Computer Programs & Systems, Inc. (a)	18,907	602,944
Convey Health Solutions Holdin	15,285	94,767
Definitive Healthcare Corp.	30,434	594,985
Doximity, Inc. (b)	102,544	3,588,015
Evolent Health, Inc. (a)	89,720	2,523,824
Forian, Inc. (a)(b)	18,212	56,093
GoodRx Holdings, Inc. (a)	76,692	611,235
Health Catalyst, Inc. (a)	55,766	816,972
HealthStream, Inc. (a)	32,092	653,714
HTG Molecular Diagnostics (a)(b)	3,764	2,108
iCAD, Inc. (a)	24,553	93,792
Inspire Medical Systems, Inc. (a)	30,285	5,355,297
iSpecimen, Inc. (b)	3,041	9,123
MultiPlan Corp. Class A (a)(b)	268,095	1,340,475
NantHealth, Inc. (a)(b)	41,724	21,696
Nextgen Healthcare, Inc. (a)	72,202	1,307,578
OptimizeRx Corp. (a)	22,530	576,317
Pear Therapeutics, Inc. Class A (a)(b)	47,333	181,285
Phreesia, Inc. (a)	60,180	1,091,665
Schrodinger, Inc. (a)	52,959	1,368,461
SCWorx, Corp. (a)	5,597	4,170
Sharecare, Inc. Class A (a)(b)	320,782	894,982
Simulations Plus, Inc. (b)	17,787	844,527
Streamline Health Solutions, Inc. (a)	27,068	33,564
Tabula Rasa HealthCare, Inc. (a)(b)	27,476	100,013
Teladoc Health, Inc. (a)(b)	176,327	6,010,987
UpHealth, Inc. (a)	77,814	57,894
Veeva Systems, Inc. Class A (a)	155,555	26,484,794
		98,793,705
Life Sciences Tools & Services - 1.7%
10X Genomics, Inc. (a)	103,315	5,288,695
Absci Corp.	12,274	44,800
Adaptive Biotechnologies Corp. (a)	130,039	1,016,905
Agilent Technologies, Inc.	334,886	42,718,058
Akoya Biosciences, Inc. (a)	7,641	89,018
Alpha Teknova, Inc. (b)	6,742	51,576
Applied DNA Sciences, Inc. (a)(b)	3,677	4,780
Avantor, Inc. (a)	680,050	21,788,802
Azenta, Inc.	82,913	6,354,452
Berkeley Lights, Inc. (a)(b)	44,987	215,038
Bio-Rad Laboratories, Inc. Class A (a)	24,181	13,004,300
Bio-Techne Corp.	43,992	16,265,162
BioNano Genomics, Inc. (a)(b)	313,838	542,940
Bruker Corp.	112,441	7,025,314
Champions Oncology, Inc. (a)	3,881	28,719
Charles River Laboratories International, Inc. (a)	56,314	13,181,981
ChromaDex, Inc. (a)(b)	58,509	111,167
Codex DNA, Inc.	7,877	31,350
Codexis, Inc. (a)	66,288	707,956
Cytek Biosciences, Inc. (b)	15,114	146,757
Danaher Corp.	709,381	187,148,895
Harvard Bioscience, Inc. (a)	39,051	142,927
Illumina, Inc. (a)	174,430	41,772,496
Inotiv, Inc. (a)(b)	15,509	237,288
IQVIA Holdings, Inc. (a)	212,987	45,845,452
IsoPlexis Corp. (b)	10,417	22,084
Maravai LifeSciences Holdings, Inc. (a)	122,499	3,815,844
Medpace Holdings, Inc. (a)	32,343	4,632,811
Mettler-Toledo International, Inc. (a)	25,601	32,925,958
Miromatrix Medical, Inc. (b)	11,051	42,325
Nanostring Technologies, Inc. (a)	51,507	805,569
Nautilus Biotechnology, Inc. (a)(b)	57,385	210,029
NeoGenomics, Inc. (a)	136,884	1,152,563
Pacific Biosciences of California, Inc. (a)(b)	246,273	1,386,517
PerkinElmer, Inc.	141,341	21,154,507
Personalis, Inc. (a)(b)	38,313	151,719
Quanterix Corp. (a)	38,301	645,755
Quantum-Si, Inc. (a)(b)	87,799	373,146
Rapid Micro Biosystems, Inc. (b)	9,702	48,607
Science 37 Holdings, Inc. (a)(b)	54,892	210,785
Seer, Inc. (a)	38,245	339,616
Singular Genomics Systems, Inc. (a)(b)	12,304	39,988
SomaLogic, Inc. Class A (a)	160,053	960,318
Sotera Health Co. (a)	110,044	2,343,937
Standard BioTools, Inc. (a)(b)	73,067	138,097
Syneos Health, Inc. (a)	116,187	8,585,057
Thermo Fisher Scientific, Inc.	439,307	249,337,474
Waters Corp. (a)	67,895	22,266,165
West Pharmaceutical Services, Inc.	82,821	25,705,982
		781,059,681
Pharmaceuticals - 3.9%
9 Meters Biopharma, Inc. (a)(b)	245,961	111,199
AcelRx Pharmaceuticals, Inc. (a)	106,962	24,291
Acer Therapeutics, Inc. (a)(b)	2,754	6,582
Aclaris Therapeutics, Inc. (a)	50,097	640,741
Adamis Pharmaceuticals Corp. (a)(b)	139,968	67,884
Adial Pharmaceuticals, Inc. (a)(b)	23,937	30,161
Aerie Pharmaceuticals, Inc. (a)	51,401	266,257
Agile Therapeutics, Inc. (a)(b)	2,095	2,933
Alimera Sciences, Inc. (a)(b)	3,266	19,335
Amneal Pharmaceuticals, Inc. (a)	113,262	411,141
Amphastar Pharmaceuticals, Inc. (a)	42,580	1,581,421
Ampio Pharmaceuticals, Inc. (a)(b)	174,128	31,831
Amylyx Pharmaceuticals, Inc. (b)	11,223	99,772
Angion Biomedica Corp. (a)(b)	4,530	7,973
ANI Pharmaceuticals, Inc. (a)	14,739	445,855
Aquestive Therapeutics, Inc. (a)(b)	31,058	30,872
Artelo Biosciences, Inc. (a)(b)	11,386	3,769
Arvinas Holding Co. LLC (a)	48,112	2,005,789
Assertio Holdings, Inc. (a)(b)	48,118	144,835
Atea Pharmaceuticals, Inc. (a)	56,239	443,163
Athira Pharma, Inc. (a)	38,518	349,743
Avenue Therapeutics, Inc. (a)	4,408	1,234
Axsome Therapeutics, Inc. (a)(b)	33,225	830,625
Aytu BioScience, Inc. (a)(b)	22,173	12,100
Baudax Bio, Inc. (a)	1,556	1,183
Biofrontera, Inc. (b)	10,434	29,946
Bristol-Myers Squibb Co.	2,430,186	183,357,534
Cara Therapeutics, Inc. (a)	45,315	377,021
Cassava Sciences, Inc. (a)(b)	41,748	1,277,489
Catalent, Inc. (a)	199,418	20,552,019
CinCor Pharma, Inc.	13,952	217,093
Citius Pharmaceuticals, Inc. (a)(b)	141,803	133,252
Clarus Therapeutics Holdings, Inc. (a)(b)	10,823	4,546
Clearside Biomedical, Inc. (a)	57,526	74,784
Clever Leaves Holdings, Inc. (a)(b)	16,440	18,906
CNS Pharmaceuticals, Inc. (a)	22,678	6,876
Cocrystal Pharma, Inc. (a)(b)	76,792	30,870
Cognition Therapeutics, Inc.	4,791	12,552
Collegium Pharmaceutical, Inc. (a)	38,923	607,977
Context Therapeutics, Inc.	6,366	14,260
Corcept Therapeutics, Inc. (a)	106,129	2,211,728
CorMedix, Inc. (a)(b)	38,733	125,495
Cumberland Pharmaceuticals, Inc. (a)	22,081	46,149
CymaBay Therapeutics, Inc. (a)	92,813	181,913
Dare Bioscience, Inc. (a)(b)	97,011	119,324
DICE Therapeutics, Inc. (b)	13,383	184,016
Durect Corp. (a)(b)	220,663	121,365
Edgewise Therapeutics, Inc. (a)	12,981	81,131
Elanco Animal Health, Inc. (a)	531,343	12,592,829
Elanco Animal Health, Inc. rights (a)(c)	26,032	0
Eli Lilly & Co.	885,669	277,604,091
Eloxx Pharmaceuticals, Inc. (a)(b)	64,312	19,300
Endo International PLC (a)	262,386	138,461
Enveric Biosciences, Inc. (a)(b)	17,474	3,455
Esperion Therapeutics, Inc. (a)(b)	66,999	381,894
Eton Pharmaceuticals, Inc. (a)(b)	27,239	82,807
Evofem Biosciences, Inc. (a)(b)	8,831	3,179
Evoke Pharma, Inc. (a)	1,385	3,726
Evolus, Inc. (a)(b)	37,512	483,905
Eyenovia, Inc. (a)(b)	19,929	46,435
Eyepoint Pharmaceuticals, Inc. (a)(b)	28,420	274,253
Fulcrum Therapeutics, Inc. (a)	31,747	226,039
Graybug Vision, Inc. (a)(b)	4,425	4,317
Harmony Biosciences Holdings, Inc. (a)	25,551	1,114,024
Harrow Health, Inc. (a)	25,527	184,560
Hepion Pharmaceuticals, Inc. (a)(b)	68,049	53,085
Hoth Therapeutics, Inc. (a)(b)	4,904	2,145
Ikena Oncology, Inc. (a)	10,422	40,646
IMARA, Inc. (a)(b)	4,202	4,916
Innoviva, Inc. (a)	69,326	1,051,675
Intra-Cellular Therapies, Inc. (a)	94,333	5,414,714
Jaguar Health, Inc. (a)(b)	40,696	14,821
Jazz Pharmaceuticals PLC (a)	69,082	10,340,194
Johnson & Johnson	2,935,972	527,095,053
Kala Pharmaceuticals, Inc. (a)(b)	35,936	12,513
KemPharm, Inc. (a)(b)	31,963	147,989
Landos Biopharma, Inc. (a)	5,994	4,353
Lannett Co., Inc. (a)(b)	29,420	15,298
Lexaria Bioscience Corp. (a)(b)	5,481	11,236
Lipocine, Inc. (a)(b)	94,770	76,858
Liquidia Technologies, Inc. (a)	47,087	191,173
Longboard Pharmaceuticals, Inc. (a)	5,791	28,723
Lyra Therapeutics, Inc. (a)(b)	8,851	47,353
Marinus Pharmaceuticals, Inc. (a)	36,376	176,424
Merck & Co., Inc.	2,817,127	259,260,198
MyMD Pharmaceuticals, Inc. (a)	30,079	90,538
Nektar Therapeutics (a)(b)	210,119	731,214
NGM Biopharmaceuticals, Inc. (a)	43,138	597,030
NovaBay Pharmaceuticals, Inc. (a)(b)	180	36
Novan, Inc. (a)(b)	21,781	56,195
NRX Pharmaceuticals, Inc. (a)	37,162	20,788
Nutriband, Inc.	7,214	31,742
Nuvation Bio, Inc. (a)(b)	131,775	465,166
Ocular Therapeutix, Inc. (a)	81,985	256,613
Ocuphire Pharma, Inc. (a)(b)	17,743	37,615
Ocuphire Pharma, Inc. rights (a)(c)	259	215
Omeros Corp. (a)(b)	66,067	163,846
Onconova Therapeutics, Inc. (a)	15,366	17,978
Opiant Pharmaceuticals, Inc. (a)	5,079	68,871
OptiNose, Inc. (a)	65,114	133,809
Organon & Co.	283,248	10,752,094
Otonomy, Inc. (a)	56,267	110,283
Pacira Biosciences, Inc. (a)	49,164	3,109,623
Palisade Bio, Inc. rights (a)(c)	122	0
Paratek Pharmaceuticals, Inc. (a)(b)	47,837	90,412
Perrigo Co. PLC	148,138	5,904,781
Petros Pharmaceuticals, Inc. (a)(b)	11,591	11,299
Pfizer, Inc.	6,261,925	332,132,502
Phathom Pharmaceuticals, Inc. (a)(b)	17,060	122,320
Phibro Animal Health Corp. Class A	22,247	427,365
Pliant Therapeutics, Inc. (a)	23,753	133,729
PLx Pharma PLC (a)(b)	27,237	63,462
Prestige Brands Holdings, Inc. (a)	55,454	3,095,442
Processa Pharmaceuticals, Inc. (a)	8,545	21,790
ProPhase Labs, Inc. (b)	13,577	122,872
Provention Bio, Inc. (a)(b)	54,284	223,650
Pulmatrix, Inc. (a)(b)	4,155	22,271
Rain Therapeutics, Inc. (a)	7,150	16,588
Rani Therapeutics Holdings, Inc. (b)	7,378	84,109
Reata Pharmaceuticals, Inc. (a)(b)	31,180	881,770
Relmada Therapeutics, Inc. (a)	29,174	548,179
Revance Therapeutics, Inc. (a)	74,860	1,024,085
Reviva Pharmaceuticals Holdings, Inc. (a)(b)	6,698	11,922
Roivant Sciences Ltd. (a)(b)	108,319	480,936
Royalty Pharma PLC	398,975	16,413,832
RVL Pharmaceuticals PLC (a)	30,531	44,575
Satsuma Pharmaceuticals, Inc. (a)	14,866	47,869
scPharmaceuticals, Inc. (a)	10,137	48,658
SCYNEXIS, Inc. (a)(b)	25,818	54,476
Seelos Therapeutics, Inc. (a)	109,359	70,919
SenesTech, Inc. (a)	6,556	3,218
SIGA Technologies, Inc.	44,733	489,379
Sonoma Pharmaceuticals, Inc. (a)	1,722	5,941
Supernus Pharmaceuticals, Inc. (a)	59,581	1,660,522
Tarsus Pharmaceuticals, Inc. (a)(b)	6,570	90,338
Terns Pharmaceuticals, Inc. (a)	7,330	12,681
TFF Pharmaceuticals, Inc. (a)(b)	24,329	137,216
TherapeuticsMD, Inc. (a)(b)	7,227	71,764
Theravance Biopharma, Inc. (a)	59,732	524,447
Theseus Pharmaceuticals, Inc.	11,236	75,843
Timber Pharmaceuticals, Inc. (a)(b)	39,978	11,794
Titan Pharmaceuticals, Inc. (a)	2,436	1,014
Trevi Therapeutics, Inc. (a)(b)	15,170	36,711
Tricida, Inc. (a)(b)	38,011	317,012
Vallon Pharamceuticals, Inc. (a)	3,451	2,014
Ventyx Biosciences, Inc. (b)	10,514	184,100
Verrica Pharmaceuticals, Inc. (a)(b)	10,933	21,101
Viatris, Inc.	1,352,317	16,592,930
Virpax Pharmaceuticals, Inc. (a)(b)	10,445	14,832
Vyne Therapeutics, Inc. (a)(b)	47,713	19,438
WAVE Life Sciences (a)	48,646	68,104
Xeris Biopharma Holdings, Inc. (a)(b)	144,523	319,396
Xeris Biopharma Holdings, Inc. rights (a)(c)	47,594	8,620
Zoetis, Inc. Class A	527,388	90,146,431
Zynerba Pharmaceuticals, Inc. (a)(b)	40,620	38,894
		1,804,106,786
TOTAL HEALTH CARE		6,451,678,866
INDUSTRIALS - 8.6%
Aerospace & Defense - 1.5%
AAR Corp. (a)	39,532	1,906,233
Aerojet Rocketdyne Holdings, Inc. (a)	82,661	3,367,609
AeroVironment, Inc. (a)	25,680	2,361,533
AerSale Corp. (a)	18,017	249,716
Air Industries Group, Inc. (a)(b)	20,123	14,489
Archer Aviation, Inc. Class A (a)(b)	133,455	557,842
Astra Space, Inc. Class A (a)(b)	134,098	345,973
Astronics Corp. (a)	26,828	281,694
Astrotech Corp. (a)(b)	34,846	19,008
Axon Enterprise, Inc. (a)	75,855	7,688,663
BWX Technologies, Inc.	101,933	5,218,970
Byrna Technologies, Inc. (a)(b)	17,263	139,140
Cadre Holdings, Inc.	6,409	161,443
Curtiss-Wright Corp.	43,326	6,151,425
Ducommun, Inc. (a)	11,704	534,288
General Dynamics Corp.	256,710	57,736,646
HEICO Corp. (b)	48,350	6,916,468
HEICO Corp. Class A	83,707	9,801,253
Hexcel Corp.	92,761	5,329,119
Howmet Aerospace, Inc.	426,199	15,245,138
Huntington Ingalls Industries, Inc.	44,303	9,324,009
Innovative Solutions & Support, Inc. (a)	10,991	96,061
Kaman Corp.	31,125	1,127,036
Kratos Defense & Security Solutions, Inc. (a)	137,554	1,983,529
L3Harris Technologies, Inc.	219,649	52,913,444
Lockheed Martin Corp.	270,365	118,990,340
Maxar Technologies, Inc.	80,187	2,394,384
Mercury Systems, Inc. (a)	65,007	3,888,069
Momentus, Inc. Class A (a)(b)	54,143	157,015
Moog, Inc. Class A	32,261	2,625,723
National Presto Industries, Inc.	5,212	352,279
Northrop Grumman Corp.	163,750	76,630,088
Park Aerospace Corp.	20,832	253,734
Parsons Corp. (a)	28,971	1,131,028
Raytheon Technologies Corp.	1,663,463	158,228,601
Redwire Corp. (a)(b)	18,775	81,859
Rocket Lab U.S.A., Inc. Class A (a)	160,480	763,885
SIFCO Industries, Inc. (a)	5,271	22,191
Sigma Labs, Inc. (a)(b)	8,545	11,792
Spirit AeroSystems Holdings, Inc. Class A	115,990	3,644,406
Textron, Inc.	246,780	16,112,266
The Boeing Co. (a)	610,897	80,271,866
TransDigm Group, Inc. (a)	58,845	35,622,998
Triumph Group, Inc. (a)	71,656	1,096,337
Vectrus, Inc. (a)	13,349	478,161
Virgin Galactic Holdings, Inc. (a)(b)	198,634	1,392,424
VirTra, Inc. (a)	11,333	57,118
Woodward, Inc.	69,717	7,083,944
		700,761,237
Air Freight & Logistics - 0.6%
Air T, Inc. (a)	2,580	40,635
Air Transport Services Group, Inc. (a)	63,841	1,929,275
Atlas Air Worldwide Holdings, Inc. (a)	29,816	2,078,473
C.H. Robinson Worldwide, Inc.	144,905	15,723,642
Expeditors International of Washington, Inc.	189,071	20,578,488
FedEx Corp.	272,186	61,127,532
Forward Air Corp.	29,761	2,773,428
GXO Logistics, Inc. (a)	113,233	6,145,155
Hub Group, Inc. Class A (a)	37,387	2,728,503
Radiant Logistics, Inc. (a)	47,034	311,835
United Parcel Service, Inc. Class B	813,067	148,181,461
		261,618,427
Airlines - 0.2%
Alaska Air Group, Inc. (a)	138,801	6,698,536
Allegiant Travel Co. (a)	16,666	2,490,734
American Airlines Group, Inc. (a)	729,059	13,028,284
Blade Air Mobility, Inc. (a)(b)	51,631	355,738
Delta Air Lines, Inc. (a)	715,846	29,843,620
Frontier Group Holdings, Inc. (a)	31,609	339,797
Hawaiian Holdings, Inc. (a)	59,272	1,052,078
JetBlue Airways Corp. (a)	350,145	3,760,557
Joby Aviation, Inc. (a)(b)	293,514	1,731,733
Mesa Air Group, Inc. (a)	33,015	101,356
SkyWest, Inc. (a)	55,863	1,506,066
Southwest Airlines Co. (a)	659,180	30,229,995
Spirit Airlines, Inc. (a)	120,855	2,531,912
Sun Country Airlines Holdings, Inc. (a)(b)	34,015	804,455
United Airlines Holdings, Inc. (a)	362,755	17,278,021
Wheels Up Experience, Inc. Class A (a)	201,685	510,263
		112,263,145
Building Products - 0.6%
A.O. Smith Corp.	147,034	8,839,684
AAON, Inc. (b)	47,727	2,557,213
Advanced Drain Systems, Inc. (b)	63,738	6,979,948
Allegion PLC	100,681	11,241,034
Alpha PRO Tech Ltd. (a)(b)	10,785	48,640
American Woodmark Corp. (a)	18,801	979,156
Apogee Enterprises, Inc.	27,747	1,154,275
Applied UV, Inc. (a)(b)	2,693	2,657
Armstrong World Industries, Inc.	52,150	4,354,525
Builders FirstSource, Inc. (a)	214,009	13,929,846
Carlisle Companies, Inc.	58,366	14,850,061
Carrier Global Corp.	953,696	37,489,790
Cornerstone Building Brands, Inc. (a)	59,905	1,470,668
CSW Industrials, Inc.	17,586	1,866,226
Fortune Brands Home & Security, Inc.	152,352	10,565,611
Gibraltar Industries, Inc. (a)	36,346	1,517,809
Griffon Corp.	53,389	1,712,185
Hayward Holdings, Inc. (a)	64,314	984,004
Insteel Industries, Inc. (b)	22,850	946,219
Janus International Group, Inc. (a)	60,428	669,542
Jeld-Wen Holding, Inc. (a)	100,851	1,899,024
Johnson Controls International PLC	782,938	42,677,950
Lennox International, Inc.	37,613	7,857,356
Masco Corp.	267,634	15,172,171
Masonite International Corp. (a)	26,194	2,405,395
Owens Corning	112,606	10,762,881
PGT Innovations, Inc. (a)	74,139	1,490,194
Quanex Building Products Corp.	37,870	770,276
Resideo Technologies, Inc. (a)	160,231	3,784,656
Simpson Manufacturing Co. Ltd.	48,090	5,210,552
Tecnoglass, Inc.	25,161	539,955
The AZEK Co., Inc. (a)	123,760	2,607,623
Trane Technologies PLC	260,721	35,995,141
Trex Co., Inc. (a)	127,373	8,116,208
UFP Industries, Inc.	68,492	5,287,582
View, Inc. Class A (a)(b)	62,565	79,458
Zurn Water Solutions Corp.	138,766	3,999,236
		270,814,751
Commercial Services & Supplies - 0.5%
ABM Industries, Inc.	74,168	3,586,023
ACCO Brands Corp.	107,113	807,632
Acme United Corp.	3,104	101,190
ACV Auctions, Inc. Class A (a)	103,889	876,823
Aqua Metals, Inc. (a)(b)	63,471	53,950
ARC Document Solutions, Inc.	34,730	103,843
Aris Water Solution, Inc. Class A (b)	19,423	396,812
Aurora Innovation, Inc. (a)(b)	286,808	906,313
Brady Corp. Class A	55,541	2,694,294
BrightView Holdings, Inc. (a)	53,699	698,087
Casella Waste Systems, Inc. Class A (a)	55,811	3,994,951
CECO Environmental Corp. (a)	32,800	205,328
Charah Solutions, Inc. (a)	12,974	39,441
Cimpress PLC (a)	25,330	1,103,881
Cintas Corp.	98,134	39,089,716
Clean Harbors, Inc. (a)	55,391	5,173,519
CompX International, Inc. Class A	1,134	25,095
Copart, Inc. (a)	238,341	27,297,195
CoreCivic, Inc. (a)	139,579	1,796,382
Deluxe Corp.	47,408	1,134,473
Driven Brands Holdings, Inc. (a)	62,056	1,795,901
DSS, Inc. (a)	65,549	26,220
Ennis, Inc.	28,418	515,787
Fuel Tech, Inc. (a)	19,174	24,734
Harsco Corp. (a)	88,552	734,982
Healthcare Services Group, Inc. (b)	82,423	1,415,203
Heritage-Crystal Clean, Inc. (a)	18,013	496,618
HNI Corp.	48,248	1,839,696
IAA, Inc. (a)	148,895	5,811,372
Interface, Inc.	65,200	938,228
JanOne, Inc. (a)(b)	1,372	5,118
KAR Auction Services, Inc. (a)	134,167	2,142,647
Kimball International, Inc. Class B	37,010	316,065
Matthews International Corp. Class A	35,520	1,149,427
Millerknoll, Inc.	90,590	2,735,818
Montrose Environmental Group, Inc. (a)(b)	29,601	1,199,137
MSA Safety, Inc.	40,517	5,165,512
NL Industries, Inc.	2,768	25,410
Odyssey Marine Exploration, Inc. (a)(b)	5,710	21,755
Performant Financial Corp. (a)	59,161	143,761
Perma-Fix Environmental Services, Inc. (a)	7,911	43,906
Pitney Bowes, Inc.	185,867	869,858
Quad/Graphics, Inc. (a)(b)	35,739	143,671
Quest Resource Holding Corp. (a)	13,683	60,205
Recycling Asset Holdings, Inc. (a)(c)	478	17
Renovare Environmental, Inc. (a)	17,018	4,122
Republic Services, Inc.	232,254	31,084,875
Rollins, Inc.	256,151	9,083,114
Shapeways Holdings, Inc. (a)(b)	15,768	25,702
SP Plus Corp. (a)	26,223	838,087
Steelcase, Inc. Class A (b)	99,281	1,217,185
Stericycle, Inc. (a)	101,753	5,143,614
Team, Inc. (a)	29,745	35,099
Tetra Tech, Inc.	59,707	8,058,654
The Brink's Co.	55,334	3,365,967
The GEO Group, Inc. (a)	135,812	965,623
TOMI Environmental Solutions, Inc. (a)(b)	10,144	9,424
UniFirst Corp.	16,864	2,756,252
Viad Corp. (a)	23,453	706,404
Virco Manufacturing Co. (a)	791	2,531
VSE Corp.	11,990	465,931
Waste Management, Inc.	429,390	68,062,609
Wilhelmina International, Inc. (a)(b)	3,864	17,697
		249,548,886
Construction & Engineering - 0.2%
AECOM	161,208	11,260,379
Ameresco, Inc. Class A (a)(b)	34,066	2,000,356
API Group Corp. (a)	226,529	3,952,931
Arcosa, Inc.	53,368	2,821,566
Argan, Inc.	17,346	693,667
Bowman Consulting Group Ltd.	5,685	87,037
Comfort Systems U.S.A., Inc.	39,910	3,580,725
Concrete Pumping Holdings, Inc. (a)	29,898	161,748
Construction Partners, Inc. Class A (a)	46,222	1,062,644
Dycom Industries, Inc. (a)	33,212	3,092,369
EMCOR Group, Inc.	58,887	6,220,234
Fluor Corp. (a)	160,073	4,518,861
Granite Construction, Inc.	50,796	1,658,489
Great Lakes Dredge & Dock Corp. (a)	72,211	1,061,502
IES Holdings, Inc. (a)	9,816	303,216
Infrastructure and Energy Alternatives, Inc. (a)	34,434	279,948
INNOVATE Corp. (a)(b)	51,944	126,224
iSun, Inc. (a)(b)	5,322	17,722
Limbach Holdings, Inc. (a)	9,160	48,548
MasTec, Inc. (a)	64,898	5,424,824
Matrix Service Co. (a)	29,312	176,751
MDU Resources Group, Inc.	224,413	6,144,428
MYR Group, Inc. (a)	18,607	1,704,587
Northwest Pipe Co. (a)	10,473	349,903
NV5 Global, Inc. (a)	13,249	1,632,012
Orbital Energy Group, Inc. (a)(b)	67,462	73,534
Orion Group Holdings, Inc. (a)	27,080	71,762
Primoris Services Corp.	59,625	1,447,695
Quanta Services, Inc.	159,479	18,978,001
SG Blocks, Inc. (a)(b)	12,110	25,552
Sterling Construction Co., Inc. (a)	32,507	799,997
Tutor Perini Corp. (a)	43,884	444,984
Valmont Industries, Inc.	23,475	6,027,206
Williams Industrial Services G (a)	25,226	42,127
Willscot Mobile Mini Holdings (a)	246,840	8,819,593
		95,111,122
Electrical Equipment - 0.6%
Acuity Brands, Inc.	38,743	6,780,800
Advent Technologies Holdings, Inc. Class A (a)(b)	34,844	47,388
Allied Motion Technologies, Inc.	14,321	351,437
American Superconductor Corp. (a)(b)	26,132	139,545
AMETEK, Inc.	257,621	31,293,223
Array Technologies, Inc. (a)	135,068	1,496,553
Atkore, Inc. (a)	50,218	5,469,745
AZZ, Inc.	27,392	1,226,066
Babcock & Wilcox Enterprises, Inc. (a)	58,751	384,819
Beam Global (a)(b)	9,353	133,654
Bitnile Holdings, Inc. (a)(b)	68,260	25,980
Blink Charging Co. (a)(b)	51,739	824,202
Bloom Energy Corp. Class A (a)(b)	164,328	2,879,027
Broadwind, Inc. (a)	14,244	25,497
Capstone Turbine Corp. (a)(b)	16,211	47,985
ChargePoint Holdings, Inc. Class A (a)(b)	202,297	2,587,379
Eaton Corp. PLC	444,950	61,670,070
Emerson Electric Co.	661,621	58,659,318
Encore Wire Corp.	22,541	2,818,076
Energous Corp. (a)(b)	62,450	64,324
Energy Focus, Inc. (a)(b)	7,456	6,619
EnerSys	45,565	3,085,662
Enovix Corp. (a)(b)	109,269	1,314,506
Eos Energy Enterprises, Inc. (a)(b)	41,997	57,956
Espey Manufacturing & Electronics Corp. (a)	594	8,227
ESS Tech, Inc. Class A (a)(b)	67,906	280,452
Fluence Energy, Inc. (b)	36,426	356,975
Flux Power Holdings, Inc. (a)(b)	11,033	30,010
FTC Solar, Inc. (a)(b)	21,196	85,844
FuelCell Energy, Inc. (a)(b)	406,315	1,665,892
Generac Holdings, Inc. (a)	70,480	17,414,198
GrafTech International Ltd.	220,992	1,918,211
Heliogen, Inc. (a)	98,506	381,218
Hubbell, Inc. Class B	60,955	11,572,916
Ideal Power, Inc. (a)(b)	5,412	73,062
KULR Technology Group, Inc. (a)(b)	61,107	100,827
LSI Industries, Inc.	28,695	191,683
Nuvve Holding Corp. (a)(b)	12,990	87,683
nVent Electric PLC	192,413	6,811,420
Ocean Power Technologies, Inc. (a)(b)	50,341	37,756
Orion Energy Systems, Inc. (a)	29,892	66,659
Pineapple Energy, Inc. (a)(b)	1,326	3,580
Pineapple Energy, Inc. rights (a)(c)	1,326	0
Pioneer Power Solutions, Inc. (b)	2,545	11,249
Plug Power, Inc. (a)(b)	581,052	10,737,841
Polar Power, Inc. (a)(b)	4,369	12,714
Powell Industries, Inc.	9,782	262,940
Preformed Line Products Co.	3,177	196,942
Regal Rexnord Corp.	76,017	9,498,324
Rockwell Automation, Inc.	130,091	27,735,401
Romeo Power, Inc. (a)(b)	98,891	77,699
Sensata Technologies, Inc. PLC	174,384	8,375,664
SES AI Corp. Class A (a)(b)	109,535	742,647
Shoals Technologies Group, Inc. (a)(b)	116,276	1,813,906
Stem, Inc. (a)(b)	148,578	1,283,714
Sunrun, Inc. (a)	229,600	5,997,152
Sunworks, Inc. (a)(b)	25,900	53,354
Thermon Group Holdings, Inc. (a)	38,564	606,997
TPI Composites, Inc. (a)(b)	40,243	554,951
Ultralife Corp. (a)	13,215	63,828
Vertiv Holdings Co.	345,298	3,794,825
Vicor Corp. (a)	24,057	1,619,036
Westwater Resources, Inc. (a)(b)	41,173	50,643
		295,966,271
Industrial Conglomerates - 0.7%
3M Co.	637,486	95,170,285
Gaucho Group Holdings, Inc. (a)(b)	2,994	2,871
General Electric Co.	1,225,600	95,952,224
Honeywell International, Inc.	764,975	148,114,460
		339,239,840
Machinery - 1.8%
AGCO Corp.	68,556	8,784,080
AgEagle Aerial Systems, Inc. (a)(b)	74,801	58,360
Agrify Corp. (a)(b)	25,981	65,992
Alamo Group, Inc.	10,770	1,266,875
Albany International Corp. Class A (b)	37,521	3,166,772
Allison Transmission Holdings, Inc.	114,407	4,577,424
Altra Industrial Motion Corp.	75,391	2,956,081
Astec Industries, Inc.	25,425	1,189,127
Barnes Group, Inc.	51,613	1,859,616
Berkshire Grey, Inc. Class A (a)(b)	43,979	98,513
Blue Bird Corp. (a)	22,417	273,712
Caterpillar, Inc.	603,185	130,197,482
Chart Industries, Inc. (a)(b)	39,384	6,926,858
CIRCOR International, Inc. (a)	23,227	451,533
Columbus McKinnon Corp. (NY Shares)	31,883	1,076,051
Commercial Vehicle Group, Inc. (a)	31,417	212,065
Crane Holdings Co.	55,137	5,274,405
Cummins, Inc.	158,648	33,176,470
Deere & Co.	312,755	111,897,484
Desktop Metal, Inc. (a)(b)	215,188	441,135
Donaldson Co., Inc.	138,789	7,255,889
Douglas Dynamics, Inc.	25,865	812,678
Dover Corp.	160,010	21,426,939
Eastern Co.	5,800	123,250
Energy Recovery, Inc. (a)	42,665	862,260
Enerpac Tool Group Corp. Class A	67,856	1,324,549
EnPro Industries, Inc.	22,637	2,167,719
ESAB Corp.	51,093	2,554,650
ESCO Technologies, Inc.	29,063	1,912,636
Evoqua Water Technologies Corp. (a)	133,869	4,764,398
Fast Radius, Inc. Class A (a)(b)	21,419	11,688
Fathom Digital Manufacturing Corp. (a)(b)	9,683	47,640
Federal Signal Corp.	67,950	2,385,045
Flowserve Corp.	144,089	4,538,804
Fortive Corp.	398,717	24,628,749
Franklin Electric Co., Inc.	42,688	3,146,959
FreightCar America, Inc. (a)(b)	12,401	56,301
Gates Industrial Corp. PLC (a)	107,083	1,366,379
Gencor Industries, Inc. (a)	8,869	89,133
Gorman-Rupp Co.	25,192	750,470
Graco, Inc.	190,912	12,084,730
Graham Corp.	9,655	71,544
Helios Technologies, Inc. (b)	35,939	2,458,946
Hillenbrand, Inc.	80,052	3,349,376
Hillman Solutions Corp. Class A (a)(b)	115,362	1,316,280
Hurco Companies, Inc.	6,182	167,099
Hydrofarm Holdings Group, Inc. (a)(b)	38,353	264,252
Hyliion Holdings Corp. Class A (a)(b)	118,241	429,215
Hyster-Yale Materials Handling Class A	10,312	381,028
Hyzon Motors, Inc. Class A (a)(b)	95,034	461,865
IDEX Corp.	85,186	16,317,378
Illinois Tool Works, Inc.	318,298	66,228,265
Ingersoll Rand, Inc.	455,564	21,479,843
ITT, Inc.	94,508	6,976,581
John Bean Technologies Corp.	36,842	4,485,514
Kadant, Inc.	12,833	2,375,388
Kennametal, Inc.	90,902	2,521,621
L.B. Foster Co. Class A (a)	10,546	138,469
Lightning eMotors, Inc. (a)(b)	28,227	113,190
Lincoln Electric Holdings, Inc.	66,372	9,014,645
Lindsay Corp.	12,257	1,544,382
LiqTech International, Inc. (a)(b)	16,458	9,134
Luxfer Holdings PLC sponsored	50,632	845,554
Manitex International, Inc. (a)	18,263	125,832
Manitowoc Co., Inc. (a)	37,615	489,747
Markforged Holding Corp. (a)(b)	78,105	206,197
Mayville Engineering Co., Inc. (a)(b)	10,043	91,090
Meritor, Inc. (a)	78,028	2,822,273
Microvast Holdings, Inc. (a)(b)	262,368	1,311,840
Middleby Corp. (a)	62,153	9,413,693
Miller Industries, Inc.	11,619	286,757
Mueller Industries, Inc.	63,335	3,410,590
Mueller Water Products, Inc. Class A	171,834	2,049,980
Nikola Corp. (a)(b)	231,678	1,635,647
NN, Inc. (a)(b)	43,458	121,682
Nordson Corp.	60,340	13,146,879
Omega Flex, Inc. (b)	3,386	374,288
Oshkosh Corp.	73,495	6,828,420
Otis Worldwide Corp.	473,859	35,255,110
PACCAR, Inc.	386,787	33,588,583
Park-Ohio Holdings Corp. (b)	8,433	131,386
Parker Hannifin Corp.	143,100	38,947,527
Pentair PLC	185,566	9,309,846
Perma-Pipe International Holdings, Inc. (a)	1,582	18,557
Proterra, Inc. Class A (a)(b)	205,964	1,328,468
Proto Labs, Inc. (a)	30,955	1,491,721
RBC Bearings, Inc. (a)	31,902	5,946,214
REV Group, Inc. (b)	35,643	437,340
Sarcos Technology and Robotics Corp. Class A (a)(b)	80,393	344,886
Shyft Group, Inc. (The)	35,806	794,535
Snap-On, Inc.	59,582	13,220,054
SPX Corp. (a)	50,111	2,522,087
Standex International Corp. (b)	14,413	1,341,850
Stanley Black & Decker, Inc.	181,901	21,589,830
Tennant Co.	20,175	1,255,692
Terex Corp.	76,382	2,703,159
The Greenbrier Companies, Inc. (b)	35,995	1,497,752
The L.S. Starrett Co. Class A (a)	5,067	39,219
Timken Co.	76,144	4,650,114
Titan International, Inc. (a)	62,489	1,137,925
Toro Co.	116,940	9,646,381
Trinity Industries, Inc.	89,522	2,225,517
Twin Disc, Inc. (a)	9,758	97,580
Urban-Gro, Inc. (a)(b)	7,927	47,245
Velo3D, Inc. (a)	62,611	154,023
Wabash National Corp.	55,424	850,758
Watts Water Technologies, Inc. Class A	30,527	3,993,847
Welbilt, Inc. (a)	141,657	3,353,021
Westinghouse Air Brake Tech Co.	209,144	19,755,742
Xos, Inc. Class A (a)(b)	59,323	176,189
Xylem, Inc.	202,237	17,038,467
		824,416,010
Marine - 0.0%
Eagle Bulk Shipping, Inc. (b)	15,698	1,150,035
Genco Shipping & Trading Ltd.	45,254	1,142,664
Kirby Corp. (a)	65,966	4,454,684
Matson, Inc.	46,079	4,141,581
Pangaea Logistics Solutions Ltd.	35,960	241,292
		11,130,256
Professional Services - 0.6%
Acacia Research Corp. (a)	52,384	250,396
Alight, Inc. Class A (a)	270,587	2,207,990
ASGN, Inc. (a)	57,519	5,477,534
Atlas Technical Consultants, Inc. (a)	21,349	174,635
Barrett Business Services, Inc.	8,049	602,548
BGSF, Inc. (b)	10,142	129,108
BlackSky Technology, Inc. Class A (a)(b)	60,475	197,753
Booz Allen Hamilton Holding Corp. Class A	149,127	12,804,044
CACI International, Inc. Class A (a)	26,110	7,320,461
CBIZ, Inc. (a)	57,524	2,356,183
Clarivate Analytics PLC (a)	440,820	6,510,911
CoStar Group, Inc. (a)	441,620	26,912,323
CRA International, Inc.	8,414	721,332
DLH Holdings Corp. (a)	11,484	190,060
Dun & Bradstreet Holdings, Inc. (a)	175,212	3,025,911
Equifax, Inc.	136,205	27,592,409
Exponent, Inc.	57,585	5,205,108
First Advantage Corp.	46,064	672,534
Forrester Research, Inc. (a)	12,432	650,567
Franklin Covey Co. (a)	16,041	614,531
FTI Consulting, Inc. (a)	37,777	6,346,536
Gee Group, Inc. (a)(b)	101,271	58,899
Heidrick & Struggles International, Inc.	21,739	751,300
Hill International, Inc. (a)	48,801	81,010
Hirequest, Inc. (b)	4,973	76,783
HireRight Holdings Corp.	25,343	373,809
Hudson Global, Inc. (a)	2,753	106,734
Huron Consulting Group, Inc. (a)	24,431	1,463,906
ICF International, Inc.	18,473	1,888,125
Insperity, Inc.	40,006	4,003,400
Jacobs Engineering Group, Inc.	144,112	20,188,650
KBR, Inc.	154,863	7,705,983
Kelly Services, Inc. Class A (non-vtg.)	39,457	787,562
Kforce, Inc.	24,137	1,585,318
Korn Ferry	62,484	3,840,267
LegalZoom.com, Inc. (b)	21,181	277,471
Leidos Holdings, Inc.	156,350	16,338,575
Manpower, Inc.	60,732	5,442,195
ManTech International Corp. Class A	30,500	2,917,325
Mastech Digital, Inc. (a)	2,724	48,964
MISTRAS Group, Inc. (a)	20,629	119,442
Nielsen Holdings PLC	400,522	10,237,342
Planet Labs PBC Class A (a)(b)	203,512	1,237,353
RCM Technologies, Inc. (a)	9,565	210,239
Red Violet, Inc. (a)(b)	12,340	301,713
Resources Connection, Inc.	32,521	600,663
Robert Half International, Inc.	121,924	10,991,449
Science Applications International Corp.	62,775	5,433,804
ShiftPixy, Inc. (a)(b)	18,028	6,274
Skillsoft Corp. (a)	69,666	408,243
Spire Global, Inc. (a)	104,516	159,909
Staffing 360 Solutions, Inc. (a)	8,472	6,907
Sterling Check Corp.	16,602	308,465
TransUnion Holding Co., Inc.	214,672	18,635,676
TriNet Group, Inc. (a)	44,005	3,456,153
TrueBlue, Inc. (a)	39,109	861,180
Upwork, Inc. (a)	133,292	2,432,579
Verisk Analytics, Inc.	179,470	31,392,892
Willdan Group, Inc. (a)	12,209	325,248
		265,024,681
Road & Rail - 0.9%
AMERCO	10,855	5,318,733
ArcBest Corp. (b)	27,449	2,075,968
Avis Budget Group, Inc. (a)(b)	44,588	8,484,205
Bird Global, Inc. Class A (a)	153,708	116,403
Covenant Transport Group, Inc. Class A (b)	11,445	259,458
CSX Corp.	2,473,821	78,642,770
Daseke, Inc. (a)(b)	66,484	502,619
Heartland Express, Inc.	52,934	755,898
Helbiz, Inc. (a)	8,295	8,959
Hertz Global Holdings, Inc.	61,585	1,236,011
HyreCar, Inc. (a)(b)	17,022	19,405
J.B. Hunt Transport Services, Inc.	93,382	16,115,866
Knight-Swift Transportation Holdings, Inc. Class A	183,591	8,929,866
Landstar System, Inc.	41,718	6,317,357
Marten Transport Ltd.	75,076	1,318,335
Norfolk Southern Corp.	267,155	64,026,367
Old Dominion Freight Lines, Inc.	104,072	26,875,553
P.A.M. Transportation Services, Inc.	7,414	206,480
Patriot Transportation Holding, Inc.	2,215	16,590
Ryder System, Inc.	59,363	4,750,227
Saia, Inc. (a)	29,625	5,853,604
Schneider National, Inc. Class B (b)	38,918	939,481
TuSimple Holdings, Inc. (a)(b)	36,957	303,417
U.S. Xpress Enterprises, Inc. (a)(b)	26,318	77,901
U.S.A. Truck, Inc. (a)(b)	7,671	121,509
Union Pacific Corp.	710,118	156,069,734
Universal Logistics Holdings, Inc.	9,298	259,321
Werner Enterprises, Inc. (b)	65,290	2,648,815
XPO Logistics, Inc. (a)	110,999	5,931,787
Yellow Corp. (a)(b)	34,960	132,149
		398,314,788
Trading Companies & Distributors - 0.4%
Air Lease Corp. Class A	118,433	4,454,265
Alta Equipment Group, Inc. (a)	30,505	328,539
Applied Industrial Technologies, Inc.	43,401	4,488,097
Beacon Roofing Supply, Inc. (a)	61,419	3,771,741
BlueLinx Corp. (a)	10,694	883,966
Boise Cascade Co.	43,443	3,359,013
Core & Main, Inc. (b)	63,149	1,490,316
Custom Truck One Source, Inc. Class A (a)	53,358	318,014
Distribution Solutions Group I (a)	10,411	399,678
DXP Enterprises, Inc. (a)	20,013	613,999
EVI Industries, Inc. (a)(b)	4,739	51,371
Fastenal Co.	642,743	34,425,315
GATX Corp. (b)	39,895	4,306,665
Global Industrial Co.	18,002	616,929
GMS, Inc. (a)	50,284	2,504,646
H&E Equipment Services, Inc.	35,026	1,248,677
Herc Holdings, Inc.	27,626	3,238,320
Hudson Technologies, Inc. (a)	34,345	343,450
India Globalization Capital, Inc. (a)(b)	31,935	13,873
Karat Packaging, Inc. (a)	4,358	85,548
McGrath RentCorp.	26,799	2,203,146
Mega Matrix Corp. (b)	8,950	9,845
MRC Global, Inc. (a)	67,320	753,311
MSC Industrial Direct Co., Inc. Class A	52,332	4,444,557
NOW, Inc. (a)	122,466	1,352,025
Rush Enterprises, Inc.:
Class A	56,406	2,875,578
Class B	44	2,178
SiteOne Landscape Supply, Inc. (a)	49,451	6,639,786
Titan Machinery, Inc. (a)	21,661	572,067
Transcat, Inc. (a)	7,950	503,951
Triton International Ltd.	74,691	4,763,045
United Rentals, Inc. (a)	80,827	24,100,995
Univar Solutions, Inc. (a)	191,060	5,869,363
Veritiv Corp. (a)	15,617	2,269,931
W.W. Grainger, Inc.	48,357	23,553,244
Watsco, Inc.	37,127	9,490,775
WESCO International, Inc. (a)	49,153	6,172,634
Willis Lease Finance Corp. (a)	2,781	104,343
		162,623,196
Transportation Infrastructure - 0.0%
Sky Harbour Group Corp. Class A (a)(b)	16,333	141,117
TOTAL INDUSTRIALS		3,986,973,727
INFORMATION TECHNOLOGY - 25.9%
Communications Equipment - 0.7%
ADTRAN, Inc.	54,818	1,015,778
Airspan Networks Holdings, Inc. (a)(b)	27,298	85,443
Applied Optoelectronics, Inc. (a)(b)	25,282	59,918
Arista Networks, Inc. (a)	251,102	25,682,713
Aviat Networks, Inc. (a)	9,913	290,649
BK Technologies Corp.	2,781	7,203
Blonder Tongue Laboratories, Inc. (a)(b)	989	361
CalAmp Corp. (a)(b)	36,542	265,295
Calix, Inc. (a)	60,937	2,251,013
Cambium Networks Corp. (a)	11,929	170,465
Casa Systems, Inc. (a)(b)	33,856	148,966
Ciena Corp. (a)	170,976	8,689,000
Cisco Systems, Inc.	4,702,993	211,869,835
Clearfield, Inc. (a)	14,798	914,516
ClearOne, Inc. (a)	9,941	5,646
CommScope Holding Co., Inc. (a)	228,172	1,713,572
COMSovereign Holding Corp. (a)(b)	35,412	6,045
Comtech Telecommunications Corp.	27,925	349,342
Digi International, Inc. (a)	40,031	884,685
DZS, Inc. (a)	18,013	315,047
EMCORE Corp. (a)	36,766	121,328
Extreme Networks, Inc. (a)	144,283	1,431,287
F5, Inc. (a)	68,263	11,129,600
Franklin Wireless Corp. (a)	6,625	23,055
Genasys, Inc. (a)(b)	35,934	138,166
Harmonic, Inc. (a)	127,351	1,226,390
Infinera Corp. (a)(b)	236,220	1,353,541
Inseego Corp. (a)	80,752	166,349
Juniper Networks, Inc.	363,586	11,154,818
KVH Industries, Inc. (a)(b)	17,052	132,665
Lantronix, Inc. (a)	30,959	174,299
Lumentum Holdings, Inc. (a)	79,917	6,879,255
Motorola Solutions, Inc.	188,322	41,381,876
NETGEAR, Inc. (a)	32,523	619,563
NetScout Systems, Inc. (a)	85,392	2,931,507
Network-1 Security Solutions, Inc.	6,331	15,194
Ondas Holdings, Inc. (a)(b)	34,467	249,196
Optical Cable Corp. (a)	2,399	8,996
PC-Tel, Inc.	15,232	64,279
Plantronics, Inc. (a)	47,324	1,868,352
Ribbon Communications, Inc. (a)	127,774	361,600
Tessco Technologies, Inc. (a)	6,312	38,819
Ubiquiti, Inc. (b)	6,839	1,788,809
ViaSat, Inc. (a)(b)	82,579	3,261,045
Viavi Solutions, Inc. (a)	254,660	3,684,930
Vislink Technologies, Inc. (a)(b)	42,158	30,139
		344,960,550
Electronic Equipment & Components - 0.8%
908 Devices, Inc. (a)(b)	18,496	257,464
Advanced Energy Industries, Inc.	41,616	3,390,039
Aeva Technologies, Inc. (a)(b)	98,813	321,142
AEye, Inc. Class A (a)(b)	117,606	689,171
Airgain, Inc. (a)	10,937	112,104
Akoustis Technologies, Inc. (a)(b)	76,200	304,800
Alpine 4 Holdings, Inc. (a)(b)	182,523	123,167
Amphenol Corp. Class A	666,069	47,197,649
AmpliTech Group, Inc. (a)(b)	3,837	8,518
Arlo Technologies, Inc. (a)	95,981	679,545
Arrow Electronics, Inc. (a)	77,412	9,339,758
Autoscope Technologies Corp.	2,186	12,635
Avnet, Inc.	109,443	5,302,513
Badger Meter, Inc. (b)	32,182	2,546,883
Bel Fuse, Inc. Class B (non-vtg.)	12,703	204,645
Belden, Inc.	49,422	2,845,719
Benchmark Electronics, Inc.	38,887	991,230
CDW Corp.	151,064	25,659,731
Cemtrex, Inc. (a)	25,205	7,337
Cepton, Inc. (a)(b)	30,626	71,359
ClearSign Combustion Corp. (a)(b)	30,692	37,751
Coda Octopus Group, Inc. (a)(b)	2,455	13,134
Cognex Corp.	197,870	9,580,865
Coherent, Inc. (a)	27,567	7,469,554
Corning, Inc.	835,248	29,918,583
CPS Technologies Corp. (a)(b)	13,073	46,017
CTS Corp.	36,403	1,480,510
Daktronics, Inc. (a)	38,761	129,462
Data I/O Corp. (a)	4,118	12,931
Digital Ally, Inc. (a)(b)	36,367	32,585
eMagin Corp. (a)(b)	64,754	42,738
ePlus, Inc. (a)	30,074	1,706,399
Evolv Technologies Holdings, Inc. (a)(b)	56,832	165,381
Fabrinet (a)	43,036	3,738,537
FARO Technologies, Inc. (a)	21,154	681,582
Focus Universal, Inc. (a)(b)	20,177	281,873
Frequency Electronics, Inc. (a)	2,027	15,263
Identiv, Inc. (a)	23,795	304,338
II-VI, Inc. (a)(b)	117,824	7,364,000
Insight Enterprises, Inc. (a)	38,432	3,797,850
Intellicheck, Inc. (a)(b)	16,349	29,265
Interlink Electronics, Inc. (a)	936	7,834
IPG Photonics Corp. (a)	39,259	4,141,432
Iteris, Inc. (a)(b)	45,705	125,689
Itron, Inc. (a)	50,283	2,595,106
Jabil, Inc.	160,620	9,881,342
KEY Tronic Corp. (a)	5,878	29,566
Keysight Technologies, Inc. (a)	204,951	29,840,866
Kimball Electronics, Inc. (a)	29,034	551,936
Knowles Corp. (a)	100,166	1,925,191
LGL Group, Inc. (a)	2,530	28,210
LGL Group, Inc. warrants 11/16/25 (a)	2,530	1,185
LightPath Technologies, Inc. Class A (a)	20,018	33,230
Lightwave Logic, Inc. (a)(b)	112,171	898,490
Littelfuse, Inc.	27,332	7,385,106
Luna Innovations, Inc. (a)(b)	35,232	212,801
Methode Electronics, Inc. Class A	41,627	1,875,296
MicroVision, Inc. (a)(b)	197,729	711,824
MICT, Inc. (a)(b)	124,131	87,512
Mirion Technologies, Inc. Class A (a)	118,390	947,120
Napco Security Technologies, Inc.	33,584	658,582
National Instruments Corp.	146,228	5,164,773
Neonode, Inc. (a)(b)	9,073	66,233
nLIGHT, Inc. (a)	50,020	613,745
Nortech Systems, Inc. (a)	833	9,496
Novanta, Inc. (a)	39,541	4,861,961
OSI Systems, Inc. (a)	18,298	1,535,568
Ouster, Inc. (a)(b)	80,693	177,525
Par Technology Corp. (a)(b)	34,904	1,311,692
PC Connection, Inc.	13,501	603,630
Plexus Corp. (a)	30,896	2,619,981
Powerfleet, Inc. (a)	35,724	84,666
Quanergy Systems, Inc. Class A (a)(b)	42,268	21,379
Red Cat Holdings, Inc. (b)	34,077	70,539
Research Frontiers, Inc. (a)(b)	20,807	35,996
RF Industries Ltd. (a)	8,437	55,262
Richardson Electronics Ltd.	10,312	144,059
Rogers Corp. (a)	20,396	5,412,690
Sanmina Corp. (a)	70,325	3,086,564
ScanSource, Inc. (a)	28,324	1,097,272
Sigmatron International, Inc. (a)(b)	4,112	28,455
Smartrent, Inc. (a)(b)	102,579	616,500
Soluna Holdings, Inc. (a)(b)	9,112	69,798
Sono-Tek Corp. (a)	4,720	28,367
TD SYNNEX Corp.	46,105	4,788,004
TE Connectivity Ltd.	363,754	47,066,130
Teledyne Technologies, Inc. (a)	51,950	21,047,543
Trimble, Inc. (a)	283,174	19,269,991
TTM Technologies, Inc. (a)	119,552	1,708,398
Universal Security Instruments, Inc. (a)(b)	1,618	5,647
Velodyne Lidar, Inc. (a)	107,401	181,508
Vishay Intertechnology, Inc.	145,801	2,980,172
Vishay Precision Group, Inc. (a)	14,327	435,541
Vontier Corp.	186,220	4,994,420
Wayside Technology Group, Inc.	3,804	143,829
Wireless Telecom Group, Inc. (a)	21,142	30,550
Wrap Technologies, Inc. (a)(b)	30,325	58,224
Zebra Technologies Corp. Class A (a)	59,462	20,109,454
		379,387,907
IT Services - 4.4%
Accenture PLC Class A	704,635	210,305,362
Affirm Holdings, Inc. (a)(b)	180,465	5,143,253
AgileThought, Inc. Class A (a)(b)	25,526	112,059
Akamai Technologies, Inc. (a)	180,451	18,232,769
ALJ Regional Holdings, Inc. (a)(b)	25,239	50,983
American Virtual Cloud Technologies, Inc. (a)(b)	63,695	26,115
AppTech Payments Corp. (a)	10,018	9,918
Automatic Data Processing, Inc.	468,307	104,404,363
Backblaze, Inc. Class A (b)	6,825	43,407
BigCommerce Holdings, Inc. (a)	69,585	1,289,410
Block, Inc. Class A (a)	559,267	48,941,455
BM Technologies, Inc. (a)(b)	10,050	66,230
Bread Financial Holdings, Inc. (b)	54,731	3,015,678
Brightcove, Inc. (a)	43,684	307,535
Broadridge Financial Solutions, Inc.	130,583	19,093,846
Cantaloupe, Inc. (a)(b)	62,009	324,927
Cass Information Systems, Inc.	12,528	427,455
Cerberus Cyber Sentinel Corp. (b)	41,834	244,311
Cloudflare, Inc. (a)	310,230	17,372,880
Cognizant Technology Solutions Corp. Class A	585,667	43,749,325
Computer Task Group, Inc. (a)	13,726	121,201
Concentrix Corp.	48,137	7,455,940
Conduent, Inc. (a)	179,987	953,931
Core Scientific, Inc. (a)	251,680	888,430
Crexendo, Inc.	4,773	14,319
CSG Systems International, Inc.	35,446	2,204,387
CSP, Inc. (a)	1,089	9,594
Cyxtera Technologies, Inc. Class A (a)	51,320	760,562
Data Storage Corp. (a)(b)	4,633	14,455
Digitalocean Holdings, Inc. (a)(b)	18,696	913,300
DXC Technology Co. (a)	274,403	9,664,474
EPAM Systems, Inc. (a)	63,351	21,445,581
Euronet Worldwide, Inc. (a)	59,176	7,169,764
EVERTEC, Inc.	69,308	2,629,546
EVO Payments, Inc. Class A (a)	52,995	1,221,535
Exela Technologies, Inc. (a)(b)	332,889	73,102
ExlService Holdings, Inc. (a)	37,695	5,359,852
Fastly, Inc. Class A (a)(b)	119,409	1,558,287
Fidelity National Information Services, Inc.	678,578	70,911,401
Fiserv, Inc. (a)	662,172	66,336,391
FleetCor Technologies, Inc. (a)	90,605	22,543,430
Flywire Corp. (a)	15,112	291,813
Gartner, Inc. (a)	91,833	24,096,979
Genpact Ltd.	194,130	8,613,548
Global Payments, Inc.	317,920	41,660,237
GoDaddy, Inc. (a)	186,283	13,980,539
GreenBox POS (a)(b)	18,089	47,574
Grid Dynamics Holdings, Inc. (a)	51,982	936,196
Hackett Group, Inc.	34,286	702,520
i3 Verticals, Inc. Class A (a)	24,387	568,705
IBM Corp.	999,825	138,815,703
Information Services Group, Inc.	37,360	240,598
Innodata, Inc. (a)(b)	24,736	158,310
Inpixon (a)(b)	114,375	20,805
International Money Express, Inc. (a)	35,975	741,805
Jack Henry & Associates, Inc.	81,184	15,272,334
Kyndryl Holdings, Inc. (a)(b)	198,469	2,449,107
Limelight Networks, Inc. (a)	145,438	526,486
Liveramp Holdings, Inc. (a)	76,053	1,946,957
Marqeta, Inc. Class A	258,116	2,702,475
MasterCard, Inc. Class A	962,388	344,409,794
Maximus, Inc.	68,420	4,439,774
MoneyGram International, Inc. (a)	101,850	1,026,648
MongoDB, Inc. Class A (a)	74,557	17,681,193
Okta, Inc. (a)	166,159	13,799,505
OMNIQ Corp. (a)(b)	1,558	9,441
Paya Holdings, Inc. (a)(b)	92,024	542,021
Paychex, Inc.	357,836	44,310,832
Paymentus Holdings, Inc. (a)(b)	14,496	220,194
Payoneer Global, Inc. (a)(b)	219,705	1,100,722
PayPal Holdings, Inc. (a)	1,298,541	110,648,679
Paysign, Inc. (a)(b)	30,038	45,958
Perficient, Inc. (a)	36,646	3,588,010
PFSweb, Inc. (a)	16,644	215,207
Priority Technology Holdings, Inc. (a)	7,215	36,941
Rackspace Technology, Inc. (a)(b)	71,848	663,157
Repay Holdings Corp. (a)	81,755	1,017,850
Research Solutions, Inc. (a)	20,127	40,858
Sabre Corp. (a)	355,516	2,669,925
ServiceSource International, Inc. (a)	149,999	218,999
Shift4 Payments, Inc. (a)(b)	56,793	2,592,600
Snowflake, Inc. (a)	262,761	33,541,442
SolarWinds, Inc.	47,595	554,006
Squarespace, Inc. Class A (a)(b)	31,836	655,503
SS&C Technologies Holdings, Inc.	246,346	15,763,681
StarTek, Inc. (a)	12,366	44,518
Steel Connect, Inc. (a)	35,785	42,942
Switch, Inc. Class A	146,154	4,932,698
TaskUs, Inc. (b)	30,495	749,567
The Glimpse Group, Inc. (b)	2,654	10,696
The Western Union Co.	435,003	7,890,954
Thoughtworks Holding, Inc.	41,211	713,362
Toast, Inc.	82,245	1,335,659
Ttec Holdings, Inc.	20,560	1,386,566
Tucows, Inc. (a)(b)	10,587	512,623
Twilio, Inc. Class A (a)	189,115	19,889,225
Unisys Corp. (a)	74,983	894,547
Usio, Inc. (a)	19,620	48,658
VeriSign, Inc. (a)	107,809	18,818,061
Verra Mobility Corp. (a)	141,456	2,256,223
Visa, Inc. Class A (b)	1,849,255	392,356,433
WaveDancer, Inc. (a)(b)	11,457	29,215
WEX, Inc. (a)	50,317	8,567,979
WidePoint Corp. (a)(b)	8,205	22,892
		2,009,479,212
Semiconductors & Semiconductor Equipment - 5.3%
ACM Research, Inc.	41,306	626,199
Advanced Micro Devices, Inc. (a)	1,823,015	185,692,308
AEHR Test Systems (a)	24,491	205,235
Allegro MicroSystems LLC (a)	61,072	1,572,604
Alpha & Omega Semiconductor Ltd. (a)	23,352	1,025,853
Ambarella, Inc. (a)	40,735	3,471,437
Amkor Technology, Inc.	111,083	2,270,537
Amtech Systems, Inc. (a)	12,735	114,742
Analog Devices, Inc.	585,964	98,676,338
Applied Materials, Inc.	989,762	116,089,185
Atomera, Inc. (a)(b)	23,737	288,405
Axcelis Technologies, Inc. (a)	37,410	2,321,665
AXT, Inc. (a)	43,252	253,024
Broadcom, Inc.	460,414	267,099,974
CEVA, Inc. (a)	26,236	946,333
Cirrus Logic, Inc. (a)	63,311	5,162,379
CMC Materials, Inc.	31,481	5,570,248
Cohu, Inc. (a)	54,019	1,643,798
Credo Technology Group Holding Ltd. (b)	21,534	220,293
CVD Equipment Corp. (a)	7,163	29,941
CyberOptics Corp. (a)	8,374	374,737
Diodes, Inc. (a)	49,625	3,821,621
Enphase Energy, Inc. (a)	149,085	27,758,136
Entegris, Inc.	151,827	16,846,724
Everspin Technologies, Inc. (a)(b)	16,660	101,626
First Solar, Inc. (a)	110,855	7,827,472
FormFactor, Inc. (a)	86,434	3,548,980
GSI Technology, Inc. (a)	13,332	53,061
Ichor Holdings Ltd. (a)	31,827	962,448
Impinj, Inc. (a)(b)	21,938	1,026,918
indie Semiconductor, Inc. (a)(b)	63,057	484,908
Intel Corp.	4,540,240	201,677,461
Intest Corp. (a)	11,163	83,723
KLA Corp.	168,197	61,366,675
Kopin Corp. (a)	80,408	89,253
Kulicke & Soffa Industries, Inc. (b)	68,864	3,730,363
Lam Research Corp.	155,562	80,896,907
Lattice Semiconductor Corp. (a)	151,769	7,895,023
MACOM Technology Solutions Holdings, Inc. (a)	53,595	2,921,463
Marvell Technology, Inc.	942,360	55,740,594
MaxLinear, Inc. Class A (a)	77,984	3,087,387
Meta Materials, Inc. (a)(b)	248,090	476,333
Microchip Technology, Inc.	621,038	45,118,411
Micron Technology, Inc.	1,247,765	92,134,968
MKS Instruments, Inc.	63,869	7,887,822
Monolithic Power Systems, Inc.	48,421	21,808,334
Navitas Semiconductor Corp. (a)(b)	87,324	695,099
NeoPhotonics Corp. (a)	56,631	872,684
NVE Corp. (b)	4,893	242,008
NVIDIA Corp.	2,787,867	520,550,526
NXP Semiconductors NV	296,709	56,303,500
onsemi (a)	481,172	29,197,517
Onto Innovation, Inc. (a)	57,024	4,583,589
PDF Solutions, Inc. (a)	33,858	809,206
Peraso, Inc. (a)	5,952	12,380
Photronics, Inc. (a)	80,286	1,745,418
Pixelworks, Inc. (a)	52,973	113,362
Power Integrations, Inc.	65,615	5,536,594
Qorvo, Inc. (a)	121,503	13,577,960
Qualcomm, Inc.	1,256,610	179,971,684
QuickLogic Corp. (a)(b)	10,553	69,017
Rambus, Inc. (a)	120,370	3,021,287
Rockley Photonics Holdings Ltd. (a)	103,914	324,212
Rubicon Technology, Inc. (a)	738	6,753
Semtech Corp. (a)	74,866	4,798,162
Silicon Laboratories, Inc. (a)	42,220	6,297,535
SiTime Corp. (a)	16,606	3,537,078
SkyWater Technology, Inc. (a)(b)	6,939	46,283
Skyworks Solutions, Inc.	182,585	19,878,029
SMART Global Holdings, Inc. (a)(b)	51,616	1,272,334
SolarEdge Technologies, Inc. (a)	58,547	15,971,036
SunPower Corp. (a)(b)	90,013	1,590,530
Synaptics, Inc. (a)	44,440	6,582,453
Teradyne, Inc.	182,261	19,913,837
Texas Instruments, Inc.	1,029,483	181,971,415
Trio-Tech International (a)	2,367	12,119
Ultra Clean Holdings, Inc. (a)	49,609	1,664,878
Universal Display Corp.	48,010	6,064,143
Veeco Instruments, Inc. (a)	56,218	1,204,752
WiSA Technologies, Inc. (a)	14,292	11,749
Wolfspeed, Inc. (a)(b)	138,426	10,413,788
		2,439,864,763
Software - 8.8%
8x8, Inc. (a)	134,432	974,632
A10 Networks, Inc.	64,440	993,020
ACI Worldwide, Inc. (a)	130,386	3,473,483
Adobe, Inc. (a)	526,043	219,086,389
Agilysys, Inc. (a)	22,282	910,665
Alarm.com Holdings, Inc. (a)	50,585	3,198,490
Alfi, Inc. (b)	3,888	4,607
Altair Engineering, Inc. Class A (a)(b)	56,520	3,106,339
Alteryx, Inc. Class A (a)	65,647	3,653,256
American Software, Inc. Class A	36,130	617,823
Amplitude, Inc. (a)(b)	24,591	463,294
Anaplan, Inc. (a)	164,257	10,775,259
ANSYS, Inc. (a)	97,489	25,382,236
AppFolio, Inc. (a)	21,278	2,131,630
Appian Corp. Class A (a)(b)	44,893	2,144,539
AppLovin Corp. (a)(b)	39,130	1,491,244
Arteris, Inc.	5,692	52,822
Asana, Inc. (a)(b)	92,149	2,003,319
Aspen Technology, Inc. (a)	31,263	6,049,078
Asure Software, Inc. (a)	18,682	110,971
Auddia, Inc. (a)(b)	3,096	3,127
AudioEye, Inc. (a)(b)	7,611	25,649
Autodesk, Inc. (a)	245,331	50,967,515
Avalara, Inc. (a)	98,001	8,297,745
Avaya Holdings Corp. (a)	101,295	373,779
AvePoint, Inc. (a)	92,371	540,370
AvidXchange Holdings, Inc.	26,655	234,031
Aware, Inc. (a)	5,680	15,450
Benefitfocus, Inc. (a)	31,970	290,927
Bentley Systems, Inc. Class B (b)	203,803	7,006,747
Bill.Com Holdings, Inc. (a)	102,897	12,166,541
Bio-Key International, Inc. (a)(b)	11,210	20,851
Black Knight, Inc. (a)	173,617	11,790,330
Blackbaud, Inc. (a)	52,367	3,333,160
Blackboxstocks, Inc. (a)(b)	11,138	17,375
BlackLine, Inc. (a)(b)	59,404	4,349,561
Blend Labs, Inc. (b)	22,601	76,391
Box, Inc. Class A (a)	164,114	4,285,017
Braze, Inc.	10,719	358,443
Bridgeline Digital, Inc. (a)(b)	6,040	7,792
BSQUARE Corp. (a)	21,884	28,887
BTCS, Inc. (b)	7,098	18,171
BTRS Holdings, Inc. (a)	84,141	418,181
C3.Ai, Inc. (a)(b)	79,684	1,507,621
Cadence Design Systems, Inc. (a)	309,180	47,530,241
CCC Intelligent Solutions Holdings, Inc. Class A (a)	69,573	622,678
CDK Global, Inc.	128,753	7,011,888
Cerence, Inc. (a)	43,265	1,374,096
Ceridian HCM Holding, Inc. (a)	154,115	8,676,675
ChannelAdvisor Corp. (a)	44,675	609,814
Cipher Mining, Inc. (a)	44,591	108,356
Citrix Systems, Inc.	139,012	13,997,118
Cleanspark, Inc. (a)(b)	42,912	252,752
Clear Secure, Inc. (b)	14,480	397,331
Clearwater Analytics Holdings, Inc. (b)	37,454	528,476
CommVault Systems, Inc. (a)	49,315	3,008,708
Confluent, Inc. (b)	67,935	1,435,467
Consensus Cloud Solutions, Inc. (a)	17,657	848,066
CoreCard Corp. (a)	6,574	154,226
Couchbase, Inc. (b)	8,947	126,868
Coupa Software, Inc. (a)	84,009	5,778,979
Crowdstrike Holdings, Inc. (a)	232,326	37,169,837
CS Disco, Inc. (b)	13,542	337,331
Cvent Holding Corp. (a)(b)	85,813	457,383
Datadog, Inc. Class A (a)	286,334	27,313,400
DatChat, Inc. (a)(b)	7,676	9,672
Datto Holding Corp. (a)	30,123	1,057,619
Dave, Inc. (a)(b)	188,362	431,349
Digimarc Corp. (a)(b)	15,533	268,100
Digital Turbine, Inc. (a)	97,181	2,471,313
DocuSign, Inc. (a)	220,511	18,503,078
Dolby Laboratories, Inc. Class A	73,149	5,677,825
Domo, Inc. Class B (a)	33,169	1,057,428
Dropbox, Inc. Class A (a)	311,038	6,482,032
Duck Creek Technologies, Inc. (a)(b)	84,518	1,569,499
Dynatrace, Inc. (a)	221,494	8,343,679
E2open Parent Holdings, Inc. (a)(b)	211,912	1,712,249
Ebix, Inc. (b)	26,619	775,944
eGain Communications Corp. (a)	23,104	210,940
Elastic NV (a)	80,156	4,941,617
Embark Technology, Inc. (a)	223,729	331,119
Enfusion, Inc. Class A (b)	22,986	251,697
Envestnet, Inc. (a)(b)	60,396	4,023,582
Everbridge, Inc. (a)	44,431	1,835,445
EverCommerce, Inc.	23,521	223,685
Expensify, Inc. (b)	9,760	206,326
Fair Isaac Corp. (a)	29,240	11,975,242
Five9, Inc. (a)	76,853	7,432,454
ForgeRock, Inc. (b)	13,173	252,395
Fortinet, Inc. (a)	151,417	44,537,796
Freshworks, Inc. (b)	36,844	580,661
GitLab, Inc. (b)	12,179	474,250
Greenidge Generation Holdings, Inc. (a)	11,557	55,242
GSE Systems, Inc. (a)	29,471	43,028
GTY Technology Holdings, Inc. (a)	48,586	287,629
Guidewire Software, Inc. (a)	93,738	7,493,416
HashiCorp, Inc. (b)	16,401	574,363
HubSpot, Inc. (a)	50,160	16,938,530
Informatica, Inc. (b)	35,760	729,504
Intapp, Inc.	13,097	260,368
InterDigital, Inc.	34,061	2,223,843
Intrusion, Inc. (a)(b)	13,138	33,633
Intuit, Inc.	315,592	130,800,260
Inuvo, Inc. (a)(b)	78,271	39,613
Ipsidy, Inc. (a)	21,089	63,056
IronNet, Inc. Class A (a)(b)	35,088	115,440
Issuer Direct Corp. (a)	3,190	75,109
Jamf Holding Corp. (a)(b)	60,739	1,563,422
Kaltura, Inc. (b)	17,654	31,954
Kaspien Holdings, Inc. (a)	43	163
KnowBe4, Inc. (a)	46,090	819,480
Latch, Inc. (a)(b)	97,155	213,741
LivePerson, Inc. (a)(b)	75,851	1,272,780
Livevox Holdings, Inc. (a)	24,687	52,090
Mandiant, Inc. (a)	267,443	5,897,118
Manhattan Associates, Inc. (a)	69,831	8,444,663
Marathon Digital Holdings, Inc. (a)(b)	115,148	1,177,964
Marin Software, Inc. (a)(b)	15,416	31,449
Matterport, Inc. (a)(b)	204,896	1,124,879
MeridianLink, Inc. (b)	14,458	257,786
Microsoft Corp.	8,360,491	2,272,966,688
MicroStrategy, Inc. Class A (a)(b)	10,323	2,732,395
Mitek Systems, Inc. (a)	59,336	535,211
Model N, Inc. (a)	41,458	1,043,083
Momentive Global, Inc. (a)	144,186	1,756,185
N-able, Inc. (a)	76,385	763,850
nCino, Inc. (a)(b)	63,167	2,063,666
NCR Corp. (a)	145,796	5,057,663
NetSol Technologies, Inc. (a)	4,917	16,324
New Relic, Inc. (a)	65,786	3,082,732
Nextnav, Inc. (a)(b)	23,303	79,463
NortonLifeLock, Inc.	650,726	15,838,671
Nutanix, Inc. Class A (a)	251,668	4,077,022
Oblong, Inc. (a)	14,552	4,964
Olo, Inc. (a)(b)	64,687	688,917
ON24, Inc. (a)	10,105	122,675
Onespan, Inc. (a)	40,130	530,920
Oracle Corp.	1,757,024	126,365,166
Pagerduty, Inc. (a)	84,617	2,085,809
Palantir Technologies, Inc. (a)	1,784,460	15,489,113
Palo Alto Networks, Inc. (a)	110,051	55,331,442
Park City Group, Inc. (a)	12,790	69,961
Paycom Software, Inc. (a)	53,970	15,345,830
Paycor HCM, Inc. (b)	35,987	882,401
Paylocity Holding Corp. (a)	45,798	8,008,238
Pegasystems, Inc.	45,409	2,249,562
Phunware, Inc. (a)(b)	85,461	123,918
Ping Identity Holding Corp. (a)	66,679	1,260,233
Progress Software Corp.	48,800	2,357,528
PROS Holdings, Inc. (a)	47,906	1,307,355
PTC, Inc. (a)	117,277	13,666,289
Q2 Holdings, Inc. (a)	63,851	3,366,863
Qualtrics International, Inc. (a)	107,143	1,521,431
Qualys, Inc. (a)	38,418	5,020,464
Quantum Computing, Inc. (a)	23,293	52,875
Qumu Corp. (a)	12,633	12,272
Rapid7, Inc. (a)	66,130	4,686,633
RealNetworks, Inc. (a)	36,372	22,187
Rekor Systems, Inc. (a)(b)	38,679	103,273
Rimini Street, Inc. (a)	32,257	199,348
RingCentral, Inc. (a)	93,393	5,896,834
Riot Blockchain, Inc. (a)(b)	106,796	767,863
Roper Technologies, Inc.	117,620	52,039,793
SailPoint Technologies Holding, Inc. (a)	103,809	6,585,643
Salesforce.com, Inc. (a)	1,098,388	176,005,693
Samsara, Inc. (b)	41,491	466,774
SeaChange International, Inc. (a)(b)	31,744	24,281
SecureWorks Corp. (a)	10,549	126,166
Semrush Holdings, Inc. (a)(b)	32,397	323,646
SentinelOne, Inc. (b)	147,701	3,513,807
ServiceNow, Inc. (a)	222,967	104,230,383
ShotSpotter, Inc. (a)	8,984	270,957
SilverSun Technologies, Inc. (A Shares) (b)	1,276	3,751
Smartsheet, Inc. (a)	147,659	5,264,043
Smith Micro Software, Inc. (a)(b)	48,530	127,634
Splunk, Inc. (a)	177,965	18,252,090
Sprinklr, Inc. (b)	54,411	688,843
Sprout Social, Inc. (a)	50,168	2,555,056
SPS Commerce, Inc. (a)	39,679	4,247,240
SRAX, Inc. (a)(b)	24,582	84,562
Stronghold Digital Mining, Inc. Class A (b)	7,392	23,876
Sumo Logic, Inc. (a)	97,698	792,331
Synchronoss Technologies, Inc. (a)	88,709	134,838
Synopsys, Inc. (a)	171,165	54,635,868
Telos Corp. (a)	57,231	551,135
Tenable Holdings, Inc. (a)	102,650	5,163,295
Teradata Corp. (a)	119,923	4,608,641
TeraWulf, Inc. (a)(b)	34,683	110,639
TeraWulf, Inc. rights (a)(c)	734	0
The Trade Desk, Inc. (a)	486,808	25,338,356
Tyler Technologies, Inc. (a)	45,857	16,316,838
UiPath, Inc. Class A (a)	294,540	5,027,798
Unity Software, Inc. (a)(b)	182,566	7,297,163
Upland Software, Inc. (a)	28,279	372,717
Varonis Systems, Inc. (a)	118,601	3,922,135
Verb Technology Co., Inc. (a)(b)	65,057	33,973
Verint Systems, Inc. (a)	71,956	3,672,634
Veritone, Inc. (a)(b)	33,367	259,595
Vertex, Inc. Class A (a)	28,980	320,519
Viant Technology, Inc. (a)	15,094	90,564
VirnetX Holding Corp. (a)(b)	65,333	79,053
VMware, Inc. Class A	225,039	28,827,496
Vonage Holdings Corp. (a)	277,256	5,370,449
Workday, Inc. Class A (a)	214,557	33,535,259
Workiva, Inc. (a)	50,131	3,660,064
Xperi Holding Corp. (b)	117,034	1,926,380
Yext, Inc. (a)	142,019	721,457
Zendesk, Inc. (a)	135,388	12,381,233
Zeta Global Holdings Corp. (b)	23,563	187,326
Zoom Video Communications, Inc. Class A (a)	244,317	26,251,862
Zscaler, Inc. (a)	88,983	13,622,407
Zuora, Inc. (a)	132,695	1,345,527
		4,065,699,073
Technology Hardware, Storage & Peripherals - 5.9%
3D Systems Corp. (a)	142,050	1,535,561
Apple, Inc.	17,289,634	2,573,389,083
Astro-Med, Inc. (a)	5,791	72,388
Avid Technology, Inc. (a)	39,944	1,169,960
Boxlight Corp. (a)(b)	63,010	55,890
CompoSecure, Inc. (a)(b)	10,605	80,704
Corsair Gaming, Inc. (a)(b)	41,073	659,222
CPI Card Group (a)(b)	3,937	70,000
Dell Technologies, Inc.	323,177	16,139,459
Diebold Nixdorf, Inc. (a)(b)	77,327	240,487
Eastman Kodak Co. (a)(b)	84,862	392,062
Hewlett Packard Enterprise Co.	1,442,170	22,497,852
HP, Inc.	1,209,072	46,960,356
Immersion Corp. (a)	31,921	177,481
Intevac, Inc. (a)	26,000	133,640
IonQ, Inc. (a)(b)	125,924	724,063
Movano, Inc. (a)	2,476	5,521
NetApp, Inc.	248,567	17,884,396
One Stop Systems, Inc. (a)	15,518	65,486
Pure Storage, Inc. Class A (a)	301,359	7,151,249
Quantum Corp. (a)(b)	81,500	155,665
Seagate Technology Holdings PLC	224,285	18,990,211
Socket Mobile, Inc. (a)(b)	6,713	20,072
Sonim Technologies, Inc. (a)(b)	3,133	1,852
Super Micro Computer, Inc. (a)	48,866	2,446,232
Transact Technologies, Inc. (a)	10,404	43,905
Turtle Beach Corp. (a)(b)	16,992	297,020
Western Digital Corp. (a)	350,422	21,267,111
Xerox Holdings Corp.	137,110	2,580,410
		2,735,207,338
TOTAL INFORMATION TECHNOLOGY		11,974,598,843
MATERIALS - 3.1%
Chemicals - 2.0%
Advanced Emissions Solutions, Inc. (a)	18,413	92,433
AdvanSix, Inc.	32,818	1,520,458
AgroFresh Solutions, Inc. (a)	16,647	29,465
Air Products & Chemicals, Inc.	247,280	60,870,445
Albemarle Corp. U.S.	130,215	33,910,590
American Vanguard Corp. (b)	30,437	751,185
Amyris, Inc. (a)(b)	220,544	562,387
Ashland Global Holdings, Inc.	58,448	6,255,105
Aspen Aerogels, Inc. (a)	27,860	488,107
Avient Corp.	101,402	4,988,978
Axalta Coating Systems Ltd. (a)	236,780	6,430,945
Balchem Corp.	35,835	4,458,949
Cabot Corp.	62,448	4,721,693
Celanese Corp. Class A	120,259	18,822,939
CF Industries Holdings, Inc.	239,274	23,633,093
Chase Corp.	8,386	677,505
Core Molding Technologies, Inc. (a)	6,425	64,250
Corteva, Inc.	809,665	50,701,222
Crown ElectroKinetics Corp. (a)	10,703	10,537
Danimer Scientific, Inc. (a)(b)	91,859	403,261
Diversey Holdings Ltd. (a)	52,790	517,342
Dow, Inc.	819,716	55,724,294
DuPont de Nemours, Inc.	571,124	38,750,763
Eastman Chemical Co.	144,632	15,932,661
Ecolab, Inc.	277,688	45,515,840
Ecovyst, Inc.	60,727	623,666
Element Solutions, Inc.	241,499	5,141,514
Flotek Industries, Inc. (a)(b)	62,549	81,939
FMC Corp.	141,286	17,318,838
FutureFuel Corp. (b)	27,148	195,194
GCP Applied Technologies, Inc. (a)	61,292	1,907,407
Ginkgo Bioworks Holdings, Inc. Class A (a)(b)	1,301,330	4,008,096
H.B. Fuller Co.	58,301	4,144,035
Hawkins, Inc.	21,215	767,134
Huntsman Corp.	228,816	8,294,580
Ingevity Corp. (a)	45,250	3,153,020
Innospec, Inc.	27,195	2,774,706
International Flavors & Fragrances, Inc.	283,852	37,516,719
Intrepid Potash, Inc. (a)	10,184	670,820
Koppers Holdings, Inc.	23,980	649,858
Kronos Worldwide, Inc.	28,563	544,125
Linde PLC	571,443	185,536,113
Livent Corp. (a)(b)	181,434	5,767,787
Loop Industries, Inc. (a)(b)	23,909	127,196
LSB Industries, Inc.	32,678	657,481
LyondellBasell Industries NV Class A	292,467	33,414,355
Marrone Bio Innovations, Inc. (a)	109,883	128,563
Minerals Technologies, Inc.	39,009	2,584,736
NewMarket Corp.	8,032	2,646,705
Northern Technologies International Corp.	7,022	80,332
Olin Corp.	157,849	10,384,886
Origin Materials, Inc. Class A (a)(b)	131,629	931,933
Orion Engineered Carbons SA	66,981	1,293,403
PPG Industries, Inc.	264,578	33,466,471
PureCycle Technologies, Inc. (a)(b)	88,018	751,674
Quaker Houghton (b)	14,869	2,325,512
Rayonier Advanced Materials, Inc. (a)	67,685	260,587
RPM International, Inc.	145,464	12,815,378
Schweitzer-Mauduit International, Inc.	34,921	947,058
Sensient Technologies Corp.	47,321	4,137,748
Sherwin-Williams Co.	269,131	72,137,873
Stepan Co. (b)	23,724	2,659,698
The Chemours Co. LLC	179,024	7,714,144
The Mosaic Co.	413,350	25,896,378
The Scotts Miracle-Gro Co. Class A (b)	45,628	4,317,321
Trecora Resources (a)	21,699	211,348
Tredegar Corp. (b)	32,141	389,228
Trinseo PLC	42,650	2,016,919
Tronox Holdings PLC	131,994	2,377,212
Valhi, Inc.	2,177	100,969
Valvoline, Inc.	198,569	6,644,119
Westlake Corp.	37,633	4,971,696
Zymergen, Inc. (a)(b)	16,194	22,995
		891,343,916
Construction Materials - 0.1%
Eagle Materials, Inc.	44,480	5,807,309
Martin Marietta Materials, Inc.	69,522	23,594,376
Smith-Midland Corp. (a)	4,497	63,453
Summit Materials, Inc. (a)	130,505	3,564,092
United States Lime & Minerals, Inc.	2,388	283,981
Vulcan Materials Co.	148,405	24,467,532
		57,780,743
Containers & Packaging - 0.4%
Amcor PLC	1,690,094	22,140,231
Aptargroup, Inc.	73,813	7,904,634
Avery Dennison Corp.	91,946	15,866,202
Ball Corp.	361,148	25,601,782
Berry Global Group, Inc. (a)	151,632	8,844,695
Crown Holdings, Inc.	140,711	14,695,857
Graphic Packaging Holding Co.	311,971	6,944,474
Greif, Inc.:
Class A	28,994	1,724,273
Class B (b)	6,879	407,306
International Paper Co.	431,830	20,922,164
Myers Industries, Inc.	40,852	972,278
O-I Glass, Inc. (a)	182,066	2,994,986
Packaging Corp. of America	105,643	16,615,531
Pactiv Evergreen, Inc.	48,136	495,319
Ranpak Holdings Corp. (A Shares) (a)	45,487	566,768
Sealed Air Corp.	165,059	10,263,369
Silgan Holdings, Inc.	92,342	4,045,503
Sonoco Products Co.	108,692	6,355,221
TriMas Corp.	46,881	1,321,107
WestRock Co.	293,788	14,245,780
		182,927,480
Metals & Mining - 0.6%
Alcoa Corp.	205,976	12,712,839
Allegheny Technologies, Inc. (a)	142,538	3,919,795
Alpha Metallurgical Resources	19,110	3,090,851
Ampco-Pittsburgh Corp. (a)	13,319	57,139
Arconic Corp. (a)	123,026	3,460,721
Carpenter Technology Corp.	53,238	1,875,575
Century Aluminum Co. (a)(b)	55,782	658,228
Cleveland-Cliffs, Inc. (a)	532,275	12,338,135
Coeur d'Alene Mines Corp. (a)	278,394	1,082,953
Commercial Metals Co.	133,972	5,322,708
Compass Minerals International, Inc.	37,322	1,676,877
Comstock Mining, Inc. (a)(b)	77,218	59,041
Freeport-McMoRan, Inc.	1,636,588	63,957,859
Friedman Industries	7,755	77,472
Gatos Silver, Inc. (a)(b)	47,448	146,140
Gold Resource Corp.	100,269	175,471
Golden Minerals Co. (a)(b)	129,922	49,331
Haynes International, Inc.	16,537	632,540
Hecla Mining Co.	605,324	2,857,129
Hycroft Mining Holding Corp. (a)(b)	33,866	44,703
Kaiser Aluminum Corp.	17,593	1,797,477
Materion Corp.	22,538	1,847,665
McEwen Mining, Inc. (a)	384,720	226,985
MP Materials Corp. (a)(b)	82,683	3,260,191
Newmont Corp.	888,198	60,264,234
Nucor Corp.	302,684	40,093,523
Olympic Steel, Inc.	13,253	452,855
Paramount Gold Nevada Corp. (a)(b)	2,346	1,196
Piedmont Lithium, Inc. (a)(b)	17,568	1,137,704
Ramaco Resources, Inc. (b)	10,965	148,795
Reliance Steel & Aluminum Co.	69,544	13,519,354
Royal Gold, Inc.	72,499	8,198,187
Ryerson Holding Corp.	19,641	591,980
Schnitzer Steel Industries, Inc. Class A	32,189	1,307,517
Solitario Exploration & Royalty Corp. (a)(b)	76,068	51,726
Steel Dynamics, Inc.	209,827	17,915,029
SunCoke Energy, Inc.	104,274	843,577
Synalloy Corp. (a)	10,179	163,373
TimkenSteel Corp. (a)	45,523	1,051,581
U.S. Antimony Corp. (a)(b)	71,979	28,820
U.S. Gold Corp. (a)	7,183	34,550
United States Steel Corp.	289,543	7,258,843
Universal Stainless & Alloy Products, Inc. (a)	7,522	59,875
Warrior Metropolitan Coal, Inc.	56,345	1,894,319
Worthington Industries, Inc. (b)	39,914	1,861,589
		278,206,452
Paper & Forest Products - 0.0%
Clearwater Paper Corp. (a)	19,101	656,119
Glatfelter Corp.	49,414	425,949
Louisiana-Pacific Corp.	98,040	6,770,642
Mercer International, Inc. (SBI)	44,223	653,174
Neenah, Inc.	18,413	698,037
Resolute Forest Products, Inc. (b)	52,158	754,205
Sylvamo Corp.	39,752	2,017,016
		11,975,142
TOTAL MATERIALS		1,422,233,733
REAL ESTATE - 3.6%
Equity Real Estate Investment Trusts (REITs) - 3.4%
Acadia Realty Trust (SBI)	97,214	1,911,227
Agree Realty Corp.	82,526	5,741,334
Alexander & Baldwin, Inc.	89,369	1,823,128
Alexanders, Inc.	2,532	613,377
Alexandria Real Estate Equities, Inc.	162,114	26,902,818
Alpine Income Property Trust, Inc.	11,655	220,862
American Assets Trust, Inc.	67,354	2,296,771
American Campus Communities, Inc.	153,761	9,994,465
American Homes 4 Rent Class A	327,054	12,087,916
American Tower Corp.	507,980	130,108,917
Americold Realty Trust	296,047	8,197,541
Apartment Income (REIT) Corp.	174,137	7,811,786
Apartment Investment & Management Co. Class A (a)	169,847	1,066,639
Apple Hospitality (REIT), Inc.	250,908	4,192,673
Armada Hoffler Properties, Inc.	76,479	1,053,881
Ashford Hospitality Trust, Inc. (a)	37,123	209,374
AvalonBay Communities, Inc.	155,645	32,367,934
Bluerock Residential Growth (REIT), Inc.	31,403	847,881
Boston Properties, Inc.	159,260	17,706,527
Braemar Hotels & Resorts, Inc.	67,456	391,245
Brandywine Realty Trust (SBI)	191,943	2,140,164
Brixmor Property Group, Inc.	329,869	8,042,206
Broadstone Net Lease, Inc.	179,884	3,804,547
BRT Apartments Corp.	12,078	276,707
Camden Property Trust (SBI)	114,351	16,408,225
CareTrust (REIT), Inc.	114,333	2,118,590
CatchMark Timber Trust, Inc.	58,775	692,957
Cedar Realty Trust, Inc.	12,755	337,625
Centerspace	16,614	1,378,630
Chatham Lodging Trust (a)	56,793	723,543
City Office REIT, Inc.	48,368	674,250
Clipper Realty, Inc.	13,707	115,961
Community Healthcare Trust, Inc.	27,298	1,028,589
CorEnergy Infrastructure Trust, Inc.	12,714	35,981
Corporate Office Properties Trust (SBI)	124,514	3,441,567
Cousins Properties, Inc.	165,383	5,713,983
Creative Media & Community Trust Corp.	21,532	157,830
Crown Castle International Corp.	481,832	91,379,439
CTO Realty Growth, Inc. (b)	6,939	457,211
CubeSmart	246,278	10,966,759
DiamondRock Hospitality Co. (a)	234,336	2,411,317
Digital Realty Trust, Inc.	317,510	44,321,221
Digitalbridge Group, Inc. (a)	567,515	3,416,440
Diversified Healthcare Trust (SBI)	258,208	586,132
Douglas Emmett, Inc.	195,277	5,520,481
Duke Realty Corp.	425,270	22,467,014
Easterly Government Properties, Inc.	95,795	1,880,456
EastGroup Properties, Inc.	45,076	7,282,028
Empire State Realty Trust, Inc.	153,500	1,228,000
EPR Properties	82,410	4,222,688
Equinix, Inc.	100,399	68,983,149
Equity Commonwealth (a)	124,795	3,400,664
Equity Lifestyle Properties, Inc.	196,039	14,840,152
Equity Residential (SBI)	381,595	29,317,944
Essential Properties Realty Trust, Inc.	136,883	3,131,883
Essex Property Trust, Inc.	73,692	20,917,474
Extra Space Storage, Inc.	149,961	26,723,050
Farmland Partners, Inc.	30,525	458,486
Federal Realty Investment Trust (SBI)	78,332	9,005,830
First Industrial Realty Trust, Inc.	148,097	7,871,356
Four Corners Property Trust, Inc.	85,720	2,363,300
Franklin Street Properties Corp.	102,509	463,341
Gaming & Leisure Properties	264,506	12,384,171
Generation Income Properties, Inc. (b)	1,312	8,908
Getty Realty Corp.	43,952	1,228,019
Gladstone Commercial Corp.	40,565	823,064
Gladstone Land Corp.	34,028	913,312
Global Medical REIT, Inc.	70,391	915,083
Global Net Lease, Inc.	125,596	1,817,374
Global Self Storage, Inc.	8,306	48,673
Healthcare Realty Trust, Inc.	162,930	4,736,375
Healthcare Trust of America, Inc.	243,860	7,327,993
Healthpeak Properties, Inc.	601,685	17,864,028
Hersha Hospitality Trust (a)	40,743	447,358
Highwoods Properties, Inc. (SBI)	116,389	4,572,924
Host Hotels & Resorts, Inc.	797,270	15,937,427
Hudson Pacific Properties, Inc.	167,535	3,335,622
Independence Realty Trust, Inc.	243,042	5,713,917
Indus Realty Trust, Inc. (b)	7,459	464,024
Industrial Logistics Properties Trust	73,807	1,126,295
InnSuites Hospitality Trust	2,044	4,252
InvenTrust Properties Corp.	74,135	2,197,361
Invitation Homes, Inc.	666,527	25,141,398
Iron Mountain, Inc.	323,389	17,430,667
iStar Financial, Inc.	77,851	1,354,607
JBG SMITH Properties	126,621	3,268,088
Kilroy Realty Corp.	116,438	7,067,787
Kimco Realty Corp.	690,051	16,319,706
Kite Realty Group Trust	252,660	5,295,754
Lamar Advertising Co. Class A	97,356	9,536,020
Life Storage, Inc.	92,385	10,786,873
LTC Properties, Inc.	44,815	1,736,133
LXP Industrial Trust (REIT)	312,007	3,606,801
Medalist Diversified (REIT), Inc.	8,334	8,103
Medical Properties Trust, Inc.	664,487	12,346,168
Mid-America Apartment Communities, Inc.	129,340	23,410,540
National Health Investors, Inc.	51,744	3,060,658
National Retail Properties, Inc.	195,231	8,648,733
National Storage Affiliates Trust	94,562	4,959,777
Necessity Retail (REIT), Inc./The	137,252	1,095,271
NETSTREIT Corp.	46,390	975,582
New York City REIT, Inc.	15,278	115,349
NexPoint Residential Trust, Inc.	25,517	1,874,989
Office Properties Income Trust	56,827	1,210,983
Omega Healthcare Investors, Inc.	271,200	8,073,624
One Liberty Properties, Inc.	19,398	532,087
Orion Office (REIT), Inc.	64,215	855,986
Outfront Media, Inc.	161,059	3,322,647
Paramount Group, Inc.	182,317	1,651,792
Park Hotels & Resorts, Inc.	260,666	4,707,628
Pebblebrook Hotel Trust	145,267	3,269,960
Pennsylvania Real Estate Investment Trust (SBI) (a)(b)	61,343	28,218
Phillips Edison & Co., Inc.	129,800	4,379,452
Physicians Realty Trust	242,615	4,500,508
Piedmont Office Realty Trust, Inc. Class A	138,720	2,044,733
Plymouth Industrial REIT, Inc.	39,293	798,041
Postal Realty Trust, Inc.	23,051	366,511
Potlatch Corp.	76,561	4,016,390
Preferred Apartment Communities, Inc. Class A	58,883	1,468,542
Presidio Property Trust, Inc.:
Class A	8,540	30,744
Class A warrants 1/24/27 (a)	5,422	1,068
Prologis (REIT), Inc.	825,444	105,227,601
PS Business Parks, Inc.	22,200	4,165,386
Public Storage	170,052	56,225,993
Rayonier, Inc.	163,885	6,755,340
Realty Income Corp.	631,030	43,048,867
Regency Centers Corp.	172,372	11,757,494
Retail Opportunity Investments Corp.	134,371	2,428,084
Rexford Industrial Realty, Inc.	177,642	11,345,995
RLJ Lodging Trust	185,453	2,490,634
RPT Realty	95,872	1,166,762
Ryman Hospitality Properties, Inc. (a)	61,091	5,454,815
Sabra Health Care REIT, Inc.	253,387	3,557,553
Safehold, Inc.	16,593	744,196
Saul Centers, Inc.	14,627	717,601
SBA Communications Corp. Class A	121,445	40,879,601
Seritage Growth Properties (a)(b)	38,138	306,248
Service Properties Trust	187,785	1,188,679
Simon Property Group, Inc.	366,039	41,966,371
SITE Centers Corp.	207,580	3,263,158
SL Green Realty Corp.	74,793	4,619,964
Sotherly Hotels, Inc. (a)	14,233	25,619
Spirit Realty Capital, Inc.	142,678	5,991,049
Stag Industrial, Inc.	200,103	6,663,430
Store Capital Corp.	281,256	7,759,853
Summit Hotel Properties, Inc. (a)	121,204	1,059,323
Sun Communities, Inc. (b)	130,062	21,347,076
Sunstone Hotel Investors, Inc. (a)	241,611	2,892,084
Tanger Factory Outlet Centers, Inc.	115,331	2,019,446
Terreno Realty Corp.	84,256	5,115,182
The Macerich Co. (b)	235,056	2,761,908
UDR, Inc.	335,082	16,016,920
UMH Properties, Inc.	66,094	1,301,391
Uniti Group, Inc.	260,869	2,958,254
Universal Health Realty Income Trust (SBI)	14,706	789,271
Urban Edge Properties	130,145	2,453,233
Urstadt Biddle Properties, Inc. Class A	38,195	672,232
Ventas, Inc.	447,379	25,384,284
Veris Residential, Inc. (a)	90,030	1,448,583
VICI Properties, Inc.	940,273	29,007,422
Vornado Realty Trust	176,673	6,176,488
Washington REIT (SBI)	94,597	2,297,761
Welltower, Inc.	485,693	43,270,389
Weyerhaeuser Co.	834,409	32,975,844
Wheeler REIT, Inc. (a)	5,633	13,069
Whitestone REIT Class B	49,736	611,255
WP Carey, Inc.	213,785	17,987,870
Xenia Hotels & Resorts, Inc. (a)	129,068	2,373,561
		1,566,100,703
Real Estate Management & Development - 0.2%
Alset Ehome International, Inc. (a)(b)	52,379	18,385
Altisource Asset Management Corp. (a)(b)	665	6,973
Altisource Portfolio Solutions SA (a)(b)	9,264	97,365
American Realty Investments, Inc. (a)	3,466	72,682
Amrep Corp. (a)	3,605	45,928
CBRE Group, Inc. (a)	373,726	30,959,462
Comstock Holding Companies, Inc. (a)	441	2,143
Cushman & Wakefield PLC (a)	166,159	3,102,189
Doma Holdings, Inc. Class A (a)	184,939	351,384
Douglas Elliman, Inc. (b)	74,932	430,859
eXp World Holdings, Inc. (b)	74,155	1,035,945
Fathom Holdings, Inc. (a)(b)	5,775	55,440
Forestar Group, Inc. (a)	21,757	360,731
FRP Holdings, Inc. (a)	7,087	425,362
Howard Hughes Corp. (a)	45,880	3,859,884
InterGroup Corp. (a)	287	13,833
Jones Lang LaSalle, Inc. (a)	55,768	11,004,142
Kennedy-Wilson Holdings, Inc.	133,585	2,813,300
Marcus & Millichap, Inc.	30,194	1,264,525
Maui Land & Pineapple, Inc. (a)	5,834	62,249
Newmark Group, Inc.	180,360	1,996,585
Offerpad Solutions, Inc. (a)(b)	81,243	368,843
Opendoor Technologies, Inc. (a)(b)	432,637	3,127,966
Rafael Holdings, Inc. (a)(b)	10,947	21,347
RE/MAX Holdings, Inc.	20,754	504,322
Realogy Holdings Corp. (a)	133,463	1,652,272
Redfin Corp. (a)(b)	119,192	1,168,082
Stratus Properties, Inc. (a)	7,686	329,345
Tejon Ranch Co. (a)	28,302	480,851
The RMR Group, Inc.	17,508	525,590
The St. Joe Co. (b)	36,459	1,840,815
Transcontinental Realty Investors, Inc. (a)	3,330	151,515
Trinity Place Holdings, Inc. (a)	24,361	32,887
WeWork, Inc. (a)(b)	232,524	1,695,100
Zillow Group, Inc.:
Class A (a)(b)	58,406	2,333,904
Class C (a)(b)	169,668	6,769,753
		78,981,958
TOTAL REAL ESTATE		1,645,082,661
UTILITIES - 2.9%
Electric Utilities - 1.7%
Allete, Inc.	65,881	4,085,940
Alliant Energy Corp.	277,223	17,692,372
American Electric Power Co., Inc.	560,606	57,198,630
Avangrid, Inc. (b)	77,911	3,707,784
Constellation Energy Corp.	364,815	22,647,715
Duke Energy Corp.	856,619	96,386,770
Edison International	424,781	29,696,440
Entergy Corp.	224,831	27,051,666
Evergy, Inc.	256,257	17,922,615
Eversource Energy	385,211	35,562,680
Exelon Corp.	1,090,552	53,600,631
FirstEnergy Corp.	634,434	27,255,285
Genie Energy Ltd. Class B	20,992	172,764
Hawaiian Electric Industries, Inc.	120,469	5,200,647
IDACORP, Inc.	59,497	6,486,363
MGE Energy, Inc.	40,586	3,221,311
NextEra Energy, Inc.	2,188,307	165,632,957
NRG Energy, Inc.	272,713	12,555,707
OGE Energy Corp.	225,572	9,316,124
Otter Tail Corp.	46,536	3,042,989
PG&E Corp. (a)	1,687,160	20,583,352
Pinnacle West Capital Corp.	124,837	9,693,593
PNM Resources, Inc.	95,571	4,542,490
Portland General Electric Co.	99,043	4,877,868
PPL Corp.	835,852	25,226,013
Southern Co.	1,180,569	89,321,851
Via Renewables, Inc. Class A, (b)	12,896	109,229
Xcel Energy, Inc.	599,497	45,166,104
		797,957,890
Gas Utilities - 0.2%
Atmos Energy Corp.	150,676	17,525,126
Chesapeake Utilities Corp.	19,492	2,603,546
National Fuel Gas Co.	101,228	7,443,295
New Jersey Resources Corp.	105,777	4,857,280
Northwest Natural Holding Co.	38,694	2,100,697
ONE Gas, Inc.	62,660	5,452,673
RGC Resources, Inc.	7,159	145,757
South Jersey Industries, Inc.	123,005	4,286,724
Southwest Gas Corp.	72,903	6,789,456
Spire, Inc. (b)	59,496	4,658,537
UGI Corp.	233,430	9,976,798
		65,839,889
Independent Power and Renewable Electricity Producers - 0.1%
Altus Power, Inc. Class A (a)(b)	48,369	327,458
Clearway Energy, Inc.:
Class A	44,662	1,454,195
Class C	83,923	2,941,501
Montauk Renewables, Inc. (a)	68,800	889,584
Ormat Technologies, Inc. (b)	49,646	4,168,278
Sunnova Energy International, Inc. (a)(b)	103,630	2,072,600
The AES Corp.	744,048	16,398,818
Vistra Corp.	537,607	14,176,697
		42,429,131
Multi-Utilities - 0.8%
Ameren Corp.	287,240	27,342,376
Avista Corp. (b)	77,887	3,383,411
Black Hills Corp.	70,448	5,400,544
CenterPoint Energy, Inc.	696,562	22,324,812
CMS Energy Corp.	323,825	23,004,528
Consolidated Edison, Inc.	394,481	39,156,184
Dominion Energy, Inc.	902,318	75,993,222
DTE Energy Co.	216,088	28,677,038
NiSource, Inc.	432,793	13,611,340
NorthWestern Energy Corp. (b)	59,802	3,664,069
Public Service Enterprise Group, Inc.	563,393	38,614,956
Sempra Energy	356,038	58,340,387
Unitil Corp. (b)	18,600	1,075,266
WEC Energy Group, Inc.	351,270	36,907,939
		377,496,072
Water Utilities - 0.1%
American States Water Co.	52,010	4,121,793
American Water Works Co., Inc.	201,610	30,493,513
Artesian Resources Corp. Class A	8,768	430,333
Cadiz, Inc. (a)(b)	30,946	62,511
California Water Service Group (b)	56,756	3,046,095
Consolidated Water Co., Inc. (b)	13,904	196,742
Essential Utilities, Inc.	258,033	11,936,607
Global Water Resources, Inc.	12,866	184,498
Middlesex Water Co. (b)	19,254	1,637,168
Pure Cycle Corp. (a)(b)	21,296	240,645
SJW Corp. (b)	28,913	1,788,269
York Water Co. (b)	14,199	581,875
		54,720,049
TOTAL UTILITIES		1,338,443,031
TOTAL COMMON STOCKS (Cost $37,562,506,092)		46,123,933,430

Nonconvertible Preferred Stocks - 0.0%
	Shares	Value ($)
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
SRAX, Inc. (c) (Cost $872)	18,304	915

U.S. Treasury Obligations - 0.0%
	Principal Amount (d)	Value ($)
U.S. Treasury Bills, yield at date of purchase 1.15% 1/26/23 (e) (Cost $4,962,175)	5,000,000	4,944,670

Money Market Funds - 2.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.82% (f)	119,241,703	119,265,551
Fidelity Securities Lending Cash Central Fund 0.82% (f)(g)	932,561,864	932,655,120
TOTAL MONEY MARKET FUNDS (Cost $1,051,920,671)		1,051,920,671

TOTAL INVESTMENT IN SECURITIES - 102.1% (Cost $38,619,389,810)	47,180,799,686
NET OTHER ASSETS (LIABILITIES) - (2.1)% (h)	(960,846,245)
NET ASSETS - 100.0%	46,219,953,441

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	136	Jun 2022	12,660,920	697,356	697,356
CME E-mini S&P 500 Index Contracts (United States)	427	Jun 2022	88,202,188	4,347,829	4,347,829
CME E-mini S&P MidCap 400 Index Contracts (United States)	26	Jun 2022	6,534,320	340,085	340,085

TOTAL FUTURES CONTRACTS					5,385,270
The notional amount of futures purchased as a percentage of Net Assets is 0.2%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)	Level 3 security
(d)	Amount is stated in United States dollars unless otherwise noted.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,944,670.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(g)	Investment made with cash collateral received from securities on loan.
(h)	Includes $3,711,775 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.82%	161,087,653	1,751,451,749	1,793,273,851	130,216	-	-	119,265,551	0.2%
Fidelity Securities Lending Cash Central Fund 0.82%	911,009,120	860,652,583	839,006,583	2,643,839	-	-	932,655,120	2.5%
Total	1,072,096,773	2,612,104,332	2,632,280,434	2,774,055	-	-	1,051,920,671

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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